Filed with the U.S. Securities and Exchange Commission on February 28, 2011
1933 Act Registration File No. 333-17391
1940 Act File No. 811-07959
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 350	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 352	☒
(Check appropriate box or boxes.)
ADVISORS SERIES TRUST
 (Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)
(Registrant’s Telephone Numbers, Including Area Code) (414) 765-6609
Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)
Copies to:
Domenick Pugliese, Esq.
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

It is proposed that this filing will become effective
[ X ]	immediately upon filing pursuant to paragraph (b)
[ ]	on _____________ pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on _____________ pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on ______________ pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note:  This Post-Effective Amendment No. 350 to the Registration Statement of Advisors Series Trust (the “Trust”) is being filed to add the audited financial statements and certain related financial information for the fiscal period ended October 31, 2010, for the Trust’s series: ActivePassive Large Cap Growth Fund, ActivePassive Large Cap Value Fund, ActivePassive Small/Mid Cap Fund, ActivePassive Global Bond Fund, ActivePassive Intermediate Taxable Bond Fund, ActivePassive Intermediate Municipal Bond Fund and ActivePassive International Equity Fund.

Ticker Symbols:
Domestic Equity Funds	Class A
ActivePassive Large Cap Growth Fund	APLGX
ActivePassive Large Cap Value Fund	APLVX
ActivePassive Small/Mid Cap Fund	APMGX

International Funds
ActivePassive International Equity Fund	APIEX
ActivePassive Global Bond Fund	APGLX

Domestic Bond Funds
ActivePassive Intermediate Taxable Bond Fund	APTAX
ActivePassive Intermediate Municipal Bond Fund	APMUX

(each, a “Fund,” together, the “Funds” or “ActivePassive Funds”)

Each Fund is a series of
Advisors Series Trust
(the “Trust”)
Prospectus
February 28, 2011

The U.S. Securities and Exchange Commission has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete.  Any representation to the contrary is a criminal offense.

Table of Contents - Prospectus

SUMMARY SECTION

ActivePassive Large Cap Growth Fund (“Large Cap Growth Fund”)

Investment Objective.  Long term capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Growth Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Growth Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.86%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.07%
Total Annual Fund Operating Expenses	1.93%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.56%
Net Annual Fund Operating Expenses	1.37%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Growth Fund and does not include acquired fund fees and expenses (“AFFE”).

(2)
FundQuest Incorporated (the “Advisor” or “FundQuest”) has contractually agreed to waive all or a portion of its management fees or pay expenses of the Large Cap Growth Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A.  The Large Cap Growth Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Trust’s Board of Trustees (the “Board”).

Example.  This Example is intended to help you compare the cost of investing in the Large Cap Growth Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Large Cap Growth Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Large Cap Growth Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Table of Contents - Prospectus

1 Year	3 Years	5 Years	10 Years
$ 707	$ 1,096	$ 1,509	$ 2,658

The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The Large Cap Growth Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Growth Fund’s performance.  During the most recent fiscal year, the Large Cap Growth Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies. Under normal conditions, the Large Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or exchange-traded funds (“ETFs”), which invest primarily in those types of equity securities.

The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.2 billion to $283 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through ETFs and mutual funds.  The Fund may also invest up to 15% of its net assets in American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”).  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Large Cap Growth Fund’s net assets to active management and between 40% and 70% of its net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Russell 1000® Growth Index.  The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  The Advisor has hired Transamerica Investment Management, LLC (“TIM”) to provide its expertise and recommendations regarding the securities in which the Large Cap Growth Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include companies that have leadership positions in their markets or are likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.  These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Large Cap Growth Fund.    Effective April 1, 2011, the sub-advisory agreement with TIM will terminate.  At that time and until a new sub-advisor has been engaged, the portion of the Fund that had been actively managed by TIM will be managed by the Advisor.

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When selecting securities for the passively managed portion of the Large Cap Growth Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security if we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the Large Cap Growth Fund.  The following principal risks could affect the value of your investment:

•
Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Large Cap Growth Fund’s share price is likely to decline in value.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Industry or Sector Emphasis Risk.  Investing a substantial portion of the Large Cap Growth Fund’s assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

•
Foreign Investment Risk.  Foreign securities include ADRs and similar investments, including European Depositary Receipts (“EDRs”) and GDRs.  Foreign securities may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

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•
Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the Large Cap Growth Fund by showing changes in the Large Cap Growth Fund’s performance from year to year and by showing how the Large Cap Growth Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap Growth Fund’s past performance, before and after taxes, is not necessarily an indication of how the Large Cap Growth Fund will perform in the future.  Updated performance information is available on the ActivePassive Funds’ website at http://www.activepassivefunds.com or by calling the Large Cap Growth Fund toll-free at 1-877-273-8635.

Table of Contents - Prospectus

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Growth Fund’s highest quarterly return was 16.77% for the quarter ended June 30, 2009, and the Large Cap Growth Fund’s lowest quarterly return was -23.32% for the quarter ended December 31, 2008.

Average Annual Total Returns
(For the periods ended December 31, 2010)
Large Cap Growth Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	10.73%	-4.10%
Return After Taxes on Distributions	10.73%	-4.11%
Return After Taxes on Distributions and Sale of Fund Shares	6.98%	-3.47%
Russell 1000® Growth Index (reflects no deduction for fees, expenses, or taxes)	16.71%	-0.47%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  FundQuest Incorporated is the Large Cap Growth Fund’s investment advisor.  TIM serves as the sub-advisor to the Large Cap Growth Fund.

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Portfolio Managers. Timothy Clift (Chief Investment Officer, lead portfolio manager) and Gregory Classen, CFA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the Large Cap Growth Fund’s portfolio and serve as co-portfolio managers of the Fund.  FundQuest’s portfolio managers have managed the Funds since December 2007.  John J. Huber, CFA, (Principal, Director of Equity Process & Risk Management, Lead Portfolio Manager) and Kirk J. Kim (Principal, Chief Investment Officer, Co-Portfolio Manager) of TIM are primarily responsible for the day-to-day management of the actively managed portion of the Large Cap Growth Fund’s portfolio and serve as co-portfolio managers of the Fund.  TIM’s portfolio managers have managed the Fund since June 2009.   Effective April 1, 2011, the sub-advisory agreement with TIM will terminate and the portion of the Fund managed by TIM will be managed by the FundQuest portfolio managers .

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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ActivePassive Large Cap Value Fund (“Large Cap Value Fund”)

Investment Objective.  Long term capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Large Cap Value Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Large Cap Value Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.95%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.08%
Total Annual Fund Operating Expenses	2.03%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.75%
Net Annual Fund Operating Expenses	1.28%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Large Cap Value Fund and does not include AFFE.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Large Cap Value Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A.  The Large Cap Value Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.  This Example is intended to help you compare the cost of investing in the Large Cap Value Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Large Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Large Cap Value Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 698	$ 1,106	$ 1,538	$ 2,738

Table of Contents - Prospectus

The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The Large Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Large Cap Value Fund’s performance.  During the most recent fiscal year, the Large Cap Value Fund’s portfolio turnover rate was 9% of the average value of its portfolio.

Principal Investment Strategies. Under normal conditions, the Large Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of large capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Large Cap Value Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.2 billion to $283 billion.  The Large Cap Value Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.

The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 20% and 60% of the Large Cap Value Fund’s net assets to active management and between 40% and 80% of the Fund’s net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Russell 1000® Value Index.  The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  The Advisor has hired C.S. McKee, L.P. (“C.S. McKee”) to provide its expertise and recommendations regarding the securities in which the Large Cap Value Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership, and companies that have low price/cash flow. These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Large Cap Value Fund.

Table of Contents - Prospectus

When selecting securities for the passively managed portion of the Large Cap Value Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the Large Cap Value Fund.  The following principal risks could affect the value of your investment:

•
Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Large Cap Value Fund’s share price is likely to decline in value.

•
Value Style Investment Risk.  Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
Industry or Sector Emphasis Risk.  Investing a substantial portion of the Large Cap Value Fund’s assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

•
Foreign Investment Risk.  Foreign securities include ADRs and similar investments, including EDRs and GDRs.  Foreign securities may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

•
Medium-Sized Companies Risk. Medium-sized companies may be more vulnerable to adverse business or economic events than stocks of larger companies. Investing in securities of medium-sized companies involves greater risk than investing in larger, more established companies because they can be subject to more abrupt or erratic share price changes than larger, more established companies.

Table of Contents - Prospectus

•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the Large Cap Value Fund by showing changes in the Large Cap Value Fund’s performance from year to year and by showing how the Large Cap Value Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Large Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the ActivePassive Funds’ website at http://www.activepassivefunds.com or by calling the Large Cap Value Fund toll-free at 1-877-273-8635.

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Annual Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Large Cap Value Fund’s highest quarterly return was 16.73% for the quarter ended June 30, 2009, and the Fund’s lowest quarterly return was -20.45% for the quarter ended December 31, 2008.

Average Annual Total Returns
(For the periods ended December 31, 2010)
Large Cap Value Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	7.38%	-6.90%
Return After Taxes on Distributions	7.22%	-7.05%
Return After Taxes on Distributions and Sale of Fund Shares	5.00%	-5.82%
Russell 1000® Value Index (reflects no deduction for fees, expenses, or taxes)	15.51%	-4.42%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  FundQuest is the Fund’s investment advisor.  C.S. McKee serves as the sub-advisor to the Large Cap Value Fund.

Table of Contents - Prospectus

Portfolio Managers. Timothy Clift (Chief Investment Officer, lead portfolio manager) and Gregory Classen, CFA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the Large Cap Value Fund’s portfolio and serve as co-portfolio managers of the Fund.  Gregory M. Melvin (Executive Vice President, Chief Investment Officer), Robert A. McGee (Senior Vice President, Portfolio Manager, Equities), William J. Andrews (Senior Vice President, Portfolio Manager, Equity), Suda Vatsan, CFA (Vice President, Portfolio Manager) and Christy S. Kosakowsky (Vice President, Portfolio Manager, Equity Analyst) of C.S. McKee are primarily responsible for the day-to-day management of the actively managed portion of the Large Cap Value Fund’s portfolio and serve as co-portfolio managers of the Large Cap Value Fund.  Each co-portfolio manager has managed the Large Cap Value Fund since its inception in December 2007.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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ActivePassive Small/Mid Cap Fund (“Small/Mid Cap Fund”)

Investment Objective.  Long term capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Small/Mid Cap Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Small/Mid Cap Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	1.26%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.11%
Total Annual Fund Operating Expenses	2.42%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.81%
Net Annual Fund Operating Expenses	1.61%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Small/Mid Cap Fund and does not include AFFE.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Small/Mid Cap Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.50% of average daily net assets of Class A.  The Small/Mid Cap Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.  This Example is intended to help you compare the cost of investing in the Small/Mid Cap Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Small/Mid Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Small/Mid Cap Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 729	$ 1,212	$ 1,721	$ 3,112

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The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The Small/Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Small/Mid Cap Fund’s performance.  During the most recent fiscal year, the Small/Mid Cap Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies. Under normal conditions, the Small/Mid Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of small and medium capitalization U.S. companies and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities.

The Small/Mid Cap Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500TM Index.  As of the most recent reconstitution, companies in the Russell 2500TM Index have market capitalizations ranging from $112 million to $5.4 billion.  The Small/Mid Cap Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that the Advisor or Sub-Advisor believe have the potential for growth or value, real estate investment trusts (“REITs”), and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 80% of the Small/Mid Cap Fund’s net assets to active management and between 20% and 60% of the Small/Mid Cap Fund’s net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Russell 2500TM Index.  The Russell 2500™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe.  The Advisor has hired Eagle Asset Management, Inc. (“Eagle”) to provide its expertise and recommendations regarding the securities in which the Small/Mid Cap Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth or to be trading for less than their intrinsic value, in comparison to other available investments.  Favorable characteristics for growth companies would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheets, companies with experienced management, and companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.  Favorable characteristics for value companies would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow.  These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Small/Mid Cap Fund.

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When selecting securities for the passively managed portion of the Small/Mid Cap Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

The Advisor or Sub-Advisor may choose to sell a security when either believes the security no longer offers attractive growth prospects or when the Advisor or Sub-Advisor wish to take advantage of a better investment opportunity.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the Small/Mid Cap Fund.  The following principal risks could affect the value of your investment:

•
Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the Small/Mid Cap Fund’s share price is likely to decline in value.

•
Smaller Company Securities Risk:  Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Foreign Investment Risk.  Foreign securities include ADRs and similar investments, including EDRs and GDRs.  Foreign securities may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

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•
Value Style Investment Risk.   Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

•
REIT Securities Risk.   The performance of equity and mortgage REITs depends on the performance of the portfolio investments of the REIT in real estate and/or mortgages.  Equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  Mortgage REITs may be affected by the quality of any credit extended and by special tax rules that apply to certain investments in securitized pools of mortgages .

•
Industry or Sector Emphasis Risk.  Investing a substantial portion of the Small/Mid Cap Fund’s assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the Small/Mid Cap Fund by showing changes in the Small/Mid Cap Fund’s performance from year to year and by showing how the Small/Mid Cap Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Small/Mid Cap Fund’s past performance, before and after taxes, is not necessarily an indication of how the Small/Mid Cap Fund will perform in the future.  Updated performance information is available on the Funds’ website at http://www.activepassivefunds.com or by calling the Small/Mid Cap Fund toll-free at 1-877-273-8635.

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Annual Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Small/Mid Cap Fund’s highest quarterly return was 20.00% for the quarter ended June 30, 2009, and the Small/Mid Cap Fund’s lowest quarterly return was -29.19% for the quarter ended December 31, 2008.

Average Annual Total Returns
(For the periods ended December 31, 2010)
Small/Mid Cap Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	22.21%	-4.88%
Return After Taxes on Distributions	22.21%	-4.88%
Return After Taxes on Distributions and Sale of Fund Shares	14.44%	-4.12%
Russell 2500 TM Index (1) (reflects no deduction for fees, expenses, or taxes)	26.71%	2.48%
Russell 2500TM Growth Index (reflects no deduction for fees, expenses, or taxes)	28.86%	2.21%
(1)
The Fund is discontinuing the use of the Russell TM 2500 Growth Index and replacing it with the Russell 2500 TM Index.  The Advisor believes the Russell 2500 TM Index provides a more appropriate comparative benchmark for the Fund.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs .

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The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  FundQuest is the Small/Mid Cap Fund’s investment advisor.  Eagle serves as the sub-advisor to the Small/Mid Cap Fund.

Portfolio Managers.  Timothy Clift (Chief Investment Officer, lead portfolio manager) and Gregory Classen, CFA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the Small/Mid Cap Fund’s portfolio.  Bert L. Boksen, CFA (Managing Director, Small Cap Growth Portfolio Manager) and Eric Mintz, CFA (Assistant Portfolio Manager) of Eagle are primarily responsible for the day-to-day management of the actively managed portion of the Small/Mid Cap Fund’s portfolio and serve as co-portfolio managers of the Fund.  FundQuest’s portfolio managers have managed the Small/Mid Cap Fund since its inception in December 2007.  Eagle’s portfolio managers have managed the Small/Mid Cap Fund since November 2009.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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ActivePassive International Equity Fund (“International Fund”)

Investment Objective.  Long term capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the International Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Redemption Fee (as a percentage of amount redeemed on shares held 5 days or less)	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	1.42%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.06%
Total Annual Fund Operating Expenses	2.53%
Less: Fee Waiver and/or Expense Reimbursement(2)	-1.17%
Net Annual Fund Operating Expenses	1.36%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the International Fund and does not include AFFE.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the International Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.30% of average daily net assets of Class A.  The International Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.  This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the International Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the International Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years
$ 705	$ 1,212	$ 1,744	$ 3,193

The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the International Fund’s performance.  During the most recent fiscal year, the International Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies. Under normal conditions, the International Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in equity securities of non-U.S. companies of any size from at least three different countries and in investment companies, such as mutual funds or ETFs, which invest primarily in those types of equity securities. The International Fund’s investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.

The International Fund primarily invests in securities of issuers in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.

The Advisor generally allocates between 30% and 70% of the International Fund’s net assets to active management and between 30% and 70% of the International Fund’s net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the MSCI EAFE Index.  The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America.  The Advisor has hired Invesco Advisers, Inc. (“Invesco”) to provide its expertise and recommendations regarding the securities in which the International Fund should directly invest.  Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing.  Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include companies that have leadership positions in their markets or likely to become leaders in their respective industries, companies with strong balance sheet, companies with experienced management and companies that have a consistent history of earnings stability and growth or strong potential for steady growth.  Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include companies that have equal or above dividend yield compared to that of the benchmark, companies that have low price/book value, companies that have low price/earnings ratio, companies that have high assets to liabilities ratio, companies that have strong management ownership and companies that have low price/cash flow.  These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.

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When selecting securities for the passively managed portion of the International Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the International Fund.  The following principal risks could affect the value of your investment:

•
Stock Market Risk. Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, the International Fund’s share price is likely to decline in value.

•
Foreign Investment Risk.  Foreign securities include ADRs and similar investments, including EDRs and GDRs.  Foreign securities may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

•
Emerging Markets Risk.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

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•
Currency Risk.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the Fund’s investment in a foreign security.

•
Industry or Sector Emphasis Risk.  Investing a substantial portion of the International Fund’s assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

•
Smaller Company Securities Risk.  Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies.

•
Growth Style Investment Risk.  Growth stocks can perform differently from the market as a whole and from other types of stocks.  While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.

•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the International Fund by showing changes in the International Fund’s performance from year to year and by showing how the International Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The International Fund’s past performance, before and after taxes, is not necessarily an indication of how the International Fund will perform in the future.  Updated performance information is available on the ActivePassive Funds’ website at http://www.activepassivefunds.com or by calling the International Fund toll-free at 1-877-273-8635.

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Annual Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the International Fund’s highest quarterly return was 21.31% for the quarter ended June 30, 2009, and the International Fund’s lowest quarterly return was -19.12% for the quarter ended December 31, 2008.

Average Annual Total Returns
(For the periods ended December 31, 2010)
International Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	3.36%	-7.07%
Return After Taxes on Distributions	3.20%	-7.24%
Return After Taxes on Distributions and Sale of Fund Shares	2.39%	-5.96%
MSCI EAFE Index (reflects no deduction for fees, expenses, or taxes)	7.75%	-7.02%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

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Management
Investment Advisor.  FundQuest is the International Fund’s investment advisor.  Invesco serves as the sub-advisor to the International Fund.

Portfolio Managers.  Timothy Clift (Chief Investment Officer, lead portfolio manager), Frank Wei, CFA (Senior Analyst, member of Investment Committee) and Matthew Whitbread, CFA, CAIA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the International Fund’s portfolio and serve as co-portfolio managers of the Fund.  Clas Olsson (Senior Portfolio Manager), Barrett Sides (Senior Portfolio Manager), Shuxin Cao (Senior Portfolio Manager), Matthew Dennis (Portfolio Manager) and Jason Holzer (Senior Portfolio Manager) of Invesco are primarily responsible for the day-to-day management of the actively managed portion of the International Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each co-portfolio manager, with the exception of Mr. Cao, Mr. Dennis and Mr. Holzer, has managed the International Fund since its inception in December 2007.  Mr. Cao, Mr. Dennis and Mr. Holzer have managed the International Fund since February 2009.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that do not use borrowed funds, such as a 401(k) plan or an IRA.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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ActivePassive Global Bond Fund (“Global Bond Fund”)

Investment Objectives.  Income and capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Global Bond Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

Redemption Fee (as a percentage of amount redeemed on shares held for 5 days or less)	1.00%
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	1.53%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.50%
Total Annual Fund Operating Expenses	3.03%
Less: Fee Waiver and/or Expense Reimbursement(2)	-1.33%
Net Annual Fund Operating Expenses	1.70%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Global Bond Fund and does not include AFFE.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Global Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.20% of average daily net assets of Class A.  The Global Bond Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.  This Example is intended to help you compare the cost of investing in the Global Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Global Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Global Bond Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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1 Year	3 Years	5 Years	10 Years
$ 738	$ 1,341	$ 1,967	$ 3,645

The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The Global Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Global Bond Fund’s performance.  During the most recent fiscal year, the Global Bond Fund’s portfolio turnover rate was 2% of the average value of its portfolio.

Principal Investment Strategies. Under normal conditions, the Global Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. and foreign bonds (debt securities) from at least three different countries and in investment companies, such as mutual funds or ETFs, which invest primarily in these debt securities.  The debt securities in which the Global Bond Fund may invest may include investment grade and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, and supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs. At least 40% of the Fund’s assets, whether invested directly in bonds or through indirect investment in mutual funds and ETFs, are invested in foreign securities.

The Fund may invest in unrated bonds, which we consider to be of comparable quality.  Debt securities held by the Fund may have any remaining maturity.  The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 40% and 80% of the Global Bond Fund’s net assets for active management and between 20% and 60% of the Fund’s net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the BofAML Global Broad Market Index.  The BofAML Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities.  With respect to the assets allocated for active management, the Advisor invests in various fixed income mutual funds (“underlying funds”).

In selecting global fixed-income investments for the Fund, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks.  We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

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When selecting securities for the passively managed portion of the Global Bond Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by underlying funds, in addition to indirectly bearing the principal risks of the underlying funds.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the Global Bond Fund.  The following principal risks could affect the value of your investment:

•
Debt Securities Risk.  Debt securities, such as notes and bonds, in which the underlying mutual funds and ETFs invest are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

•
Foreign Investment Risk.  Foreign securities include ADRs and similar investments, including EDRs and GDRs.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.

•
Currency Risk.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the Fund’s investment in a foreign security.

•
U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

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•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the Global Bond Fund by showing changes in the Global Bond Fund’s performance from year to year and by showing how the Global Bond Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Global Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Global Bond Fund will perform in the future.  Updated performance information is available on the ActivePassive Funds’ website at http://www.activepassivefunds.com or by calling the Global Bond Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

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Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Global Bond Fund’s highest quarterly return was 9.11% for the quarter ended June 30, 2009, and the Global Bond Fund’s lowest quarterly return was -7.26% for the quarter ended September 30, 2008.

Average Annual Total Returns
(For the periods ended December 31, 2010)
Global Bond Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	-0.57%	3.30%
Return After Taxes on Distributions	-1.24%	2.35%
Return After Taxes on Distributions and Sale of Fund Shares	-0.38%	2.24%
BofAML Global Broad Market Index (reflects no deduction for fees, expenses, or taxes)	5.61%	5.74%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  FundQuest is the Global Bond Fund’s investment advisor.

Portfolio Managers. Timothy Clift (Chief Investment Officer, lead portfolio manager), Daphne Gu, CFA (Senior Analyst, member of the Investment Committee) and Frank Wei, CFA (Senior Analyst, member of the Investment Committee) are primarily responsible for the day-to-day management of the Global Bond Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each co-portfolio manager has managed the Global Bond Fund since its inception in December 2007.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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ActivePassive Intermediate Taxable Bond Fund (“Taxable Bond Fund”)

Investment Objective.  Income and capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Taxable Bond Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Taxable Bond Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.92%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.07%
Total Annual Fund Operating Expenses	1.84%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.77%
Net Annual Fund Operating Expenses	1.07%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Taxable Bond Fund and does not include AFFE.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Taxable Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A.  The Taxable Bond Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.  This Example is intended to help you compare the cost of investing in the Taxable Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Taxable Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Taxable Bond Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$ 678	$ 1,049	$ 1,444	$ 2,547

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The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The Taxable Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Taxable Bond Fund’s performance.  During the most recent fiscal year, the Taxable Bond Fund’s portfolio turnover rate was 49% of the average value of its portfolio.

Principal Investment Strategies.  Under normal conditions, the Taxable Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) and in investment companies, such as mutual funds and ETFs which invest primarily in these debt securities.  The bonds in which the Taxable Bond Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than seven years.  The debt securities in which the Taxable Bond Fund may invest may include investment grade domestic and foreign corporate bonds, mortgage-related and other asset-backed securities and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.

The Advisor generally allocates between 20% and 70% of the Taxable Bond Fund’s net assets for active management and between 30% and 80% of the Fund’s net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Barclays Capital U.S. Aggregate Bond Index.  The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.  The Advisor has hired Sage Advisory Services, Ltd. Co. (“Sage”) to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered.  Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Taxable Bond Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

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We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the Taxable Bond Fund.  The following principal risks could affect the value of your investment:

•
Debt Securities Risk.  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

•
U.S. Government Obligations Risk. If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

•
Mortgage- and Asset-Backed Securities Risk.  Mortgage- and Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages, which could cause the Fund to reinvest the proceeds at lower yields) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  Under certain adverse market conditions, mortgage- and asset-backed securities may have more limited liquidity than usual.

•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

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•
Management Risk. Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the Taxable Bond Fund by showing changes in the Taxable Bond Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Taxable Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Taxable Bond Fund will perform in the future.  Updated performance information is available on the ActivePassive Funds’ website at http://www.activepassivefunds.com or by calling the Taxable Bond Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Taxable Bond Fund’s highest quarterly return was 4.93% for the quarter ended December 31, 2008, and the Taxable Bond Fund’s lowest quarterly return was -1.68% for the quarter ended June 30, 2008.

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Average Annual Total Returns
(For the periods ended December 31, 2010)
Taxable Bond Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	-1.32%	2.13%
Return After Taxes on Distributions	-2.21%	1.20%
Return After Taxes on Distributions and Sale of Fund Shares	-0.83%	1.27%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	6.54%	5.90%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  FundQuest is the Taxable Bond Fund’s investment advisor.  Sage serves as the sub-advisor to the Taxable Bond Fund.

Portfolio Managers.  Timothy Clift (Chief Investment Officer, lead portfolio manager), Frank Wei, CFA (Senior Analyst, member of Investment Committee) and Matthew Whitbread, CFA, CAIA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the Taxable Bond Fund’s portfolio and serve as co-portfolio managers of the Fund.  Mark MacQueen (Co-Founder/Executive Vice President/Director, Fixed Income Management), Thomas H. Urano, CFA (Vice President, Portfolio Management; Principal) and Robert D. Williams, CFA (Director of Research; Principal) of Sage are primarily responsible for the day-to-day management of the actively managed portion of the Taxable Bond Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each co-portfolio manager has managed the Fund since its inception in December 2007.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement that does not use borrowed funds, such as a 401(k) plan or an IRA.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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ActivePassive Intermediate Municipal Bond Fund (“Municipal Bond Fund”)

Investment Objective.  Income and capital appreciation.

Fund Fees and Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Municipal Bond Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Municipal Bond Fund’s Class A Shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 73 of this Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 61 of the SAI.

SHAREHOLDER FEES (fees paid directly from your investment)	Class A
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses (includes Shareholder Servicing Plan Fees)	0.99%
Shareholder Servicing Plan Fee 0.10%
Acquired Fund Fees and Expenses(1)	0.12%
Total Annual Fund Operating Expenses	1.96%
Less: Fee Waiver and/or Expense Reimbursement(2)	-0.84%
Net Annual Fund Operating Expenses	1.12%
(1)
The Net Annual Fund Operating Expenses do not correlate to the “Ratio of Expenses to Average Net Assets After Advisory Fee Waiver” in the Financial Highlights of the statutory prospectus, which reflects the operating expenses of the Municipal Bond Fund and does not include AFFE.

(2)
The Advisor has contractually agreed to waive all or a portion of its management fees or pay expenses of the Municipal Bond Fund to ensure that Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed 1.00% of average daily net assets of Class A.  The Municipal Bond Fund’s expense limitation agreement will remain in effect through at least February 28, 2012, and may be terminated only by the Board.

Example.  This Example is intended to help you compare the cost of investing in the Municipal Bond Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Municipal Bond Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Municipal Bond Fund’s operating expenses remain the same (taking into account the contractual expense limitation only in the first year).  Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$ 682	$ 1,078	$ 1,497	$ 2,664

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The Example reflects sales charges (loads).  If these sales charges (loads) were not included, your costs would be lower.

Portfolio Turnover.  The Municipal Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Municipal Bond Fund’s performance.  During the most recent fiscal year, the Municipal Bond Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies. Under normal conditions, the Municipal Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, directly in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily federal alternative minimum tax or in registered investment companies, such as mutual funds or ETFs, that invest in municipal bonds.  The bonds in which the Municipal Bond Fund may invest typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Advisor generally allocates from 30% to 70% of the Municipal Bond Fund’s net assets to the sub-advisor for active management and from 30% to 70% of the Fund’s net assets for passive management.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  The passively managed portion of the Fund seeks to track the performance of the Barclays Capital U.S. Municipal Bond Index.  The Barclays Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds.  The Advisor has hired Gannett, Welsh & Kotler, LLC (“GWK”) to provide its expertise regarding the securities in which the Fund should directly invest for the Fund’s actively managed portion.

The Fund considers, among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income.  Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity.  The Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Municipal Bond Fund, the Advisor examines characteristics that include tracking error vs. benchmark, liquidity, expenses and size, if the underlying index provides a true representation of the Fund’s investment category, and if the investment complements the Fund’s active component.  The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

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We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Principal Investment Risks.  Losing a portion or all of your investment is a risk of investing in the Municipal Bond Fund.  The following principal risks could affect the value of your investment:

•
Municipal Securities Risk. Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers.

•
Debt Securities Risk.  Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.

•
Tax Risk.  A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.

•
Non-Diversification Risk.  The Fund has the ability to take larger positions in a smaller number of issuers than a diversified fund, which makes a fund more susceptible to financial, economic or market events impacting such issuers, and the Fund’s share price may be more volatile than the share price of a diversified fund.

•
Mutual Fund and ETF Trading Risk.  The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of their costs, and the Fund will indirectly bear its proportionate share of these costs.

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•
Management Risk.  Management risk means that your investment in the Fund varies with the success and failure of the Advisor’s investment strategies and the Advisor’s research, analysis and determination of portfolio securities.

•
Issuer Risk.  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Performance.  The following performance information provides some indication of the risks of investing in the Municipal Bond Fund by showing changes in the Municipal Bond Fund’s performance from year to year and by showing how the Municipal Bond Fund’s average annual returns for 1 year and since inception compare with those of a broad measure of market performance. The Municipal Bond Fund’s past performance, before and after taxes, is not necessarily an indication of how the Municipal Bond Fund will perform in the future.  Updated performance information is available on the ActivePassive Funds’ website at http://www.activepassivefunds.com or by calling the Municipal Bond Fund toll-free at 1-877-273-8635.

Annual Returns as of 12/31

Sales charges are not reflected in the bar chart.  If these amounts were reflected, returns would be less than those shown.

During the period of time displayed in the bar chart, the Municipal Bond Fund’s highest quarterly return was 6.48% for the quarter ended September 30, 2009, and the Municipal Bond Fund’s lowest quarterly return was -5.02% for the quarter ended December 31, 2010.

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Average Annual Total Returns
(For the periods ended December 31, 2010)
Municipal Bond Fund	One Year	Since Inception (12/31/2007)
Return Before Taxes	-4.64%	0.63%
Return After Taxes on Distributions	-4.80%	0.57%
Return After Taxes on Distributions and Sale of Fund Shares	-2.05%	0.88%
Barclays Capital U.S. Municipal Bond Index (reflects no deduction for fees, expenses, or taxes)	2.38%	4.08%

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or IRAs.

The Return After Taxes on Distributions and Sale of Fund Shares is higher than other return figures when a capital loss occurs upon the redemption of Fund shares.

Management
Investment Advisor.  FundQuest is the Municipal Bond Fund’s investment advisor.  GWK serves as the sub-advisor to the Municipal Bond Fund.

Portfolio Managers.  Timothy Clift (Chief Investment Officer, lead portfolio manager), Daphne Gu, CFA (Senior Analyst, member of Investment Committee) and Frank Wei, CFA (Senior Analyst, member of Investment Committee) of FundQuest are primarily responsible for the day-to-day management of the passively managed portion of the Municipal Bond Fund’s portfolio and serve as co-portfolio managers of the Fund. Nancy Angell, CFA (Senior Vice President, Portfolio Manager), John Fox, CFA (Senior Vice President, Portfolio Manager) and Martin Tourigny, CFA (Vice President, Portfolio Manager) of GWK are primarily responsible for the day-to-day management of the actively managed portion of the Municipal Bond Fund’s portfolio and serve as co-portfolio managers of the Fund.  Each co-portfolio manager has managed the Fund since its inception in December 2007.

Tax Information. The Fund’s distributions are expected to be exempt from regular federal and state income tax.  All or a portion of these distributions, however, may be subject to the federal alternative minimum tax.  Distributions of any net realized gains are expected to be taxable.

For important information about the purchase and sale of Fund shares and financial intermediary compensation, please turn to “Summary Information about Purchases, Sales and Financial Intermediary Compensation” on page 43 of this Prospectus.

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Summary Information about Purchases, Sales and Financial Intermediary Compensation

Purchase and Sale of Fund Shares.  You may purchase, exchange or redeem ActivePassive Fund shares on any business day by mail (ActivePassive Funds [applicable Fund name], c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by telephone at 1-877-273-8635 or through a financial intermediary.  You may also purchase or redeem ActivePassive Fund shares by wire transfer.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.  The minimum initial and subsequent investment amounts are shown below.

Type of Account	To Open Your Account	To Add to Your Account
Regular Accounts	$1,000	$100
Retirement Accounts (Traditional, Roth, SEP, and SIMPLE IRAs)	$1,000	$100

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase the ActivePassive Funds through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the ActivePassive Funds and/or the Advisor or its affiliates may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the ActivePassive Funds over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.

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PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

Overview

Note:  “We” generally refers to the Advisor, but where appropriate, may refer to any of the sub-advisors or portfolio managers. “We” may also refer to the Funds’ other service providers.

The Funds are generally managed utilizing a unique blend of active and passive investment management methods.  Proprietary research is utilized to determine what the Advisor believes is an optimal ratio of both investment styles.  The Funds’ investment objectives are fundamental and cannot be changed without written shareholder approval.

Both active and passive investments have their strengths and weaknesses.  Through extensive proprietary research, we have examined the benefits of active and passive investment management within each investment category.  Based on our research, we invest each Fund’s assets in what we believe is an optimal combination of active and passive investments using a combination of direct investments in equity or fixed income securities along with investments in mutual funds and ETFs.  Over time, the ratio allocated to active and passive management strategies will change within the Funds as the efficiency of the markets and manager skills in those categories change.

Management Style

Following this page are detailed descriptions for each Fund explaining how each Fund is managed.  Each Fund has its own distinct investment objective, strategy and risks.  As the Advisor, we are responsible for constructing and monitoring the asset allocation and portfolio strategy for each Fund.  Each Fund invests in securities consistent with the Fund’s investment objective and strategy.  The potential risks and returns of each Fund varies with the degree to which the Fund invests in a particular market segment or asset class.

We use proprietary research to determine an optimal ratio of actively versus passively managed investments used within each Fund.  For the actively managed portions of each Fund, we have hired skilled sub-advisors to provide their recommendations regarding which securities to include in a Fund or selected actively managed mutual funds that have shown expertise in a given strategy.  The Advisor monitors and evaluates the performance of the sub-advisors, including their adherence to the investment objectives, policies and restrictions of the Funds in accordance with investment guidelines as established by the Advisor.  The sub-advisors hired for each of the Large Cap Growth Fund, Small/Mid Cap Fund, International Fund, Taxable Bond Fund and Municipal Bond Fund are each responsible for security selection and execution for the actively managed portion of its respective Fund.  The sub-advisor hired for the Large Cap Value Fund provides its security selections to the Advisor for processing and execution with the custodian.  The Global Bond Fund currently does not have a sub-advisor.  For the passive investments, we may use ETFs and/or passively managed mutual funds that replicate an index’s exposure in a cost efficient manner.  Passive management (also known as indexing) is a management approach based on mirroring an index’s performance.  Following a passive management approach, portfolio managers do not make decisions about which securities to buy and sell; they simply apply a methodology to replicate a particular stock or bond market index.  Each Fund intends to have a portion of its assets allocated toward passive investments in ETFs and/or passively managed mutual funds which in turn track various indices.

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We believe that both active and passive investment strategies have their strengths and weaknesses.  Our extensive proprietary research allows us to examine the benefits of active and passive investment management within each investment category.  By examining active versus passive investments for each asset category over multiple time periods, we can better understand in which categories active management has been more successful and in which categories passive investing has been beneficial.  We specifically look at manager success rate for outperforming benchmarks in each category and the extent of that success.  Traditional and real alpha measures are used over multiple time periods to determine where active management has added to performance.  “Traditional alpha” measures each investment’s relative performance compared to a broad market benchmark such as the MSCI EAFE Index for international equity securities.  “Real alpha” is the additional return truly stemming from the unique ability and skill set of the investment manager.  It is different from “traditional alpha” in that each investment’s relative performance is compared to a much narrower “best fit” or category benchmark.  We will adjust a Fund’s asset allocation between passive and active management styles accordingly.  Therefore, we will regularly review the ratio allocated to active versus passive management and will change the allocation within the Funds as the efficiency of the markets and manager skills in those categories change.

Because the Funds may invest in one or more underlying funds (i.e., mutual funds and ETFs), investors will indirectly bear a proportionate share of any fees and expenses charged by the underlying funds in which a Fund invests in addition to the expenses of the Fund.  Actual underlying fund expenses are expected to vary with changes in the allocation of the Fund’s assets among various underlying funds.

Temporary Defensive Positions

Each of the Funds may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments in response to adverse market, economic or political conditions, or when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares.  This may result in the Fund not achieving its investment objectives and the Fund’s performance may be negatively affected as a result.  To the extent that a Fund uses a money market mutual fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s management fees and operational expenses.

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ACTIVEPASSIVE LARGE CAP GROWTH FUND

Principal Investment Strategies
Under normal conditions, the Large Cap Growth Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.2 billion to $283 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have the potential for growth and actively managed mutual funds, as well as through passive investments in those securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by a nationally recognized statistical rating organization (“NRSRO”) or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

The Advisor generally allocates between 30% and 60% of the Fund’s net assets to active management and between 40% and 70% of the Fund’s net assets for passive management.  The Advisor has hired TIM to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or are likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.

When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;
•	Expenses and size;

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•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security when we believe the security no longer offers attractive growth prospects or when we wish to take advantage of a better investment opportunity.

Effective April 1, 2011, the sub-advisory agreement with TIM will terminate.  At that time and until a new sub-advisor has been engaged, the portion of the Fund that had been actively managed by TIM will be managed by the Advisor.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s net asset value (“NAV”) and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Mutual Fund and ETF Trading Risk	• Medium-Sized Companies Risk
• Foreign Investment Risk	• Non-Diversification Risk
• Growth Style Investment Risk	• Industry or Sector Emphasis Risk
• Issuer Risk	• Stock Market Risk
• Management Risk

ACTIVEPASSIVE LARGE CAP VALUE FUND

Principal Investment Strategies
Under normal conditions, the Large Cap Value Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of large capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines large capitalization stocks as stocks of those companies represented by the Russell 1000® Index.  As of the most recent reconstitution, companies in the Russell 1000® Index have market capitalizations ranging from $1.2 billion to $283 billion.  The Fund’s investments may include direct investments in common stocks, preferred stocks, convertible securities of companies that we believe have intrinsic value, and actively managed mutual funds, as well as passive investments in those types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 1000® Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that we determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.  The Fund may also invest up to 20% of its net assets in equity securities of medium capitalization U.S. companies.

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The Advisor generally allocates between 20% and 60% of the Fund’s net assets to active management and between 40% and 80% of the Fund’s net assets for passive management.  The Advisor has hired C.S. McKee to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.

When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;
•	Expenses and size;
•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may choose to sell a security when we believe it has achieved its valuation target, there is deterioration in the underlying fundamentals of the business, or we have identified a more attractive investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s NAV and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Mutual Fund and ETF Trading Risk	• Industry or Sector Emphasis Risk
• Issuer Risk	• Stock Market Risk

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• Management Risk	• Value Style Investment Risk
• Medium-Sized Companies Risk	• Foreign Investment Risk
• Non-Diversification Risk

ACTIVEPASSIVE SMALL/MID CAP FUND

Principal Investment Strategies
Under normal conditions, the Small/Mid Cap Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small and medium capitalization U.S. companies or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund defines small and medium capitalization stocks as stocks of those companies represented by the Russell 2500TM Index.  As of the most recent reconstitution, companies in the Russell 2500TM Index have market capitalizations ranging from $112 million to $5.4 billion.  The Fund’s investments in equity securities may include direct investments in common stocks, preferred stocks, convertible securities of companies that the Advisor or Sub-Advisor believe have the potential for growth or value, REITs, and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and mutual funds.  The securities held by underlying ETFs and mutual funds may or may not be companies listed in the Russell 2500TM Index.

The convertible securities in which the Fund may invest are those rated, at the time of purchase, in one of the three highest rating categories by an NRSRO or that the Advisor or Sub-Advisor determine to be of comparable quality.  The Fund may also invest up to 15% of its net assets in ADRs and GDRs.

The Advisor generally allocates between 40% and 80% of the Fund’s net assets to active management and between 20% and 60% of the Fund’s net assets for passive management.  The Advisor has hired Eagle to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equity securities used in this strategy are generally believed to have the potential for growth or to be trading for less than their intrinsic value, in comparison to other available investments.  Favorable characteristics for growth companies would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheets;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or a strong potential for steady growth.

Favorable characteristics for value companies would include:

•	Companies that have equal or above dividend yield companied to that of the benchmark;
•	Companies that have low price/book value;

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•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors at any time.

When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;
•	Expenses and size;
•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

The Advisor or Sub-Advisor may choose to sell a security when either believes the security no longer offers attractive growth prospects or when the Advisor or Sub-Advisor wish to take advantage of a better investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s NAV and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Mutual Fund and ETF Trading Risk	• Non-Diversification Risk
• Growth Style Investment Risk	• Industry or Sector Emphasis Risk
• Issuer Risk	• Smaller Company Securities Risk
• Management Risk	• Stock Market Risk
• REIT Securities Risk	• Value Style Investment Risk
• Foreign Investment Risk	•

ACTIVEPASSIVE INTERNATIONAL EQUITY FUND

Principal Investment Strategies
Under normal conditions, the International Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of non-U.S. companies from at least three different countries or in mutual funds or ETFs that invest primarily in those equity securities.  The Fund’s investments in equity securities may include direct investments in common stocks or preferred stocks of non-U.S. companies and actively managed mutual funds, as well as passive investments in similar types of securities through ETFs and other mutual funds.  At least 40% of the Fund’s assets, whether invested directly in equity securities or through indirect investments in mutual funds and ETFs, are invested in foreign securities.

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The Fund may invest in well established companies of any size.  The Fund primarily invests in securities of issuers domiciled in developed countries (except the United States), but may also invest in countries designated by the World Bank or the United Nations to be a developing country or an emerging market.  The Fund focuses on countries whose economic and political systems appear more stable and are believed to provide some protection to shareholders.

The Advisor generally allocates between 30% and 70% of the Fund’s net assets to active management and between 30% and 70% of the Fund’s net assets for passive management.  The Advisor has hired Invesco to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.  Equities used in this strategy may have either growth or value characteristics or the institutional managers and/or actively managed mutual funds selected may have either a growth or value approach to investing.  Equities used in a growth strategy are generally believed to have the potential for growth, in comparison to other available investments.  Favorable characteristics would include:

•	Companies that have leadership positions in their markets or likely to become leaders in their respective industries;
•	Companies with strong balance sheet;
•	Companies with experienced management; and
•	Companies that have a consistent history of earnings stability and growth or strong potential for steady growth.

Equity securities used in the value strategy are generally believed to be trading for less than their intrinsic value.  The determination of whether a security of a particular company is a “value stock” is based upon a comparison of the security’s current market price to the company’s fundamentals.  Favorable characteristics would include:

•	Companies that have equal or above dividend yield compared to that of the benchmark;
•	Companies that have low price/book value;
•	Companies that have low price/earnings ratio;
•	Companies that have high assets to liabilities ratio;
•	Companies that have strong management ownership; and
•	Companies that have low price/cash flow.

These characteristics are not limiting factors but may have a significant weight in the selection of securities for the Fund.  Based upon the foregoing, the Fund may have a significant portion of its assets in one or more market sectors.

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When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;
•	Expenses and size;
•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

After reviewing the fundamentals of all securities owned, we may choose to sell a holding when it no longer offers favorable growth prospects or when we believe it has achieved its valuation target or we have identified a more attractive investment opportunity.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s NAV and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Emerging Markets Risk	• Non-Diversification Risk
• Mutual Fund and ETF Trading Risk	• Industry or Sector Emphasis Risk
• Foreign Investment Risk	• Smaller Company Securities Risk
• Growth Style Investment Risk	• Stock Market Risk
• Issuer Risk	• Management Risk
• Currency Risk

ACTIVEPASSIVE GLOBAL BOND FUND

Principal Investment Strategies
Under normal conditions, the Global Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in U.S. bonds and foreign bonds from at least three different countries or in mutual funds or ETFs that invest primarily in those debt securities.  Foreign bonds are those debt securities issued by foreign companies, which are determined to be “foreign” on the basis of an issuer’s domicile, its principal place of business, its primary stock exchange listing, the source of its revenues or other factors.  The Fund’s investments in debt securities may include direct investments in investment and non-investment grade U.S. and foreign corporate bonds and in securities issued or guaranteed by the U.S. and foreign governments, their agencies, or instrumentalities, supranational organizations such as the World Bank or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  At least 40% of the Fund’s assets, whether invested directly in bonds or through indirect investments in mutual funds and ETFs, are invested in foreign securities.

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Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may invest in unrated bonds, which we consider to be of comparable quality.  Debt securities held by the Fund may have any remaining maturity.  The Fund may hold instruments denominated in any currency and may invest in companies in emerging markets.

The Advisor generally allocates between 40% and 80% of the Fund’s net assets for active management and between 20% and 60% of the Fund’s net assets for passive management.  With respect to the assets allocated for active management, the Advisor invests in various underlying funds.

In selecting global fixed-income investments for the Fund, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered along with country specific currency and political risks.  We will revise the proportions held in the various fixed-income securities in light of our appraisal of foreign economies, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;
•	Expenses and size;
•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.  By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by underlying funds, in addition to indirectly bearing the principal risks of the underlying funds.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s NAV and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Debt Securities Risk	• Management Risk

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• Mutual Fund and ETF Trading Risk	• Non-Diversification Risk
• Foreign Investment Risk	• U.S. Government Obligations Risk
• Issuer Risk	• Currency Risk

ACTIVEPASSIVE INTERMEDIATE TAXABLE BOND FUND

Principal Investment Strategies
Under normal conditions, the Taxable Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade bonds (debt securities) or in mutual funds or ETFs that invest primarily in those debt securities.  The bonds in which the Fund invests typically have a dollar-weighted average maturity of more than three years but less than seven years.  The Fund’s investments consist primarily of direct investments in investment grade domestic and foreign corporate bonds, mortgage-related and other asset-backed securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or actively managed mutual funds as well as passive investments in similar types of securities through mutual funds and ETFs.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).

The Advisor generally allocates between 20% and 70% of the Fund’s net assets for active management and between 30% and 80% of the Fund’s net assets for passive management.  The Advisor has hired Sage to provide its expertise and recommendations regarding the securities in which the Fund should directly invest.

In selecting fixed-income securities, many factors, including but not limited to yield-to-maturity, quality, liquidity, call risk, current yield and capital appreciation potential are considered.  Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;
•	Expenses and size;
•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

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We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may also sell a security to replace it with one that presents a better value or risk/reward profile.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s NAV and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Debt Securities Risk	• Mortgage- and Asset-Backed Securities Risk
• Mutual Fund and ETF Trading Risk	• Non-Diversification Risk
• Issuer Risk	• U.S. Government Obligations Risk
• Management Risk

ACTIVEPASSIVE INTERMEDIATE MUNICIPAL BOND FUND

Principal Investment Strategies
Under normal conditions, the Municipal Bond Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in investment grade municipal bonds that pay interest exempt from federal income tax, but not necessarily exempt from federal alternative minimum tax (AMT), or in mutual funds or ETFs that invest primarily in those debt securities.  Investment grade securities are rated at least in the BBB/Baa major rating category by Standard & Poor’s Corporation or Moody’s Investors Services, Inc. (or a similar rating from any NRSRO).  The Fund may buy non-rated municipal bonds if we assess them to be investment grade.  The bonds in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

The Fund considers, among other factors, a security’s duration (or sensitivity of a security’s price to changes in interest rates), credit quality and structural attributes (such as call protection) in seeking to select securities for the Fund’s portfolio that offer, or that are in sectors that offer, enhanced levels of income.  Capital appreciation/depreciation occurs from price movements in securities from their original cost (unrealized appreciation/depreciation) and from sales of securities, as securities may not be held until maturity.  The Fund seeks to limit risk by buying investment grade quality bonds in a variety of industry sectors and investing across a wide variety of geographic locations.  We will revise the proportions held in the various fixed-income securities in light of our assessment of the economy, the relative yields of securities in the various market sectors, the investment prospects for issuers and other factors.

When selecting securities for the passively managed portion of the Fund, the Advisor examines characteristics that include:
•	Tracking error vs. benchmark;
•	Liquidity;

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•	Expenses and size;
•	If the underlying index provides a true representation of the Fund’s investment category; and
•	If the investment complements the Fund’s active component.

The Advisor then selects one or more of these securities to achieve the desired exposure to the investment category.

We may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  We may sell a security if we find one we believe is more attractive for our portfolios on an after-tax, after-transaction cost basis. We may also sell a security to replace it with one that presents a better value or risk/reward profile.

The Advisor has hired GWK to provide its expertise regarding the securities in which the Fund should directly invest for the Fund’s actively managed portion.  The Advisor generally allocates from 30% to 70% of the Fund’s net assets to the sub-advisor for active management and from 30% to 70% of the Fund’s net assets for passive management.

Related Risks
The Fund is primarily subject to the risks mentioned below.  These and other risks could cause you to lose money in your investment in the Fund and could adversely affect the Fund’s NAV and total return.  These risks are described in the “Description of Principal Risks for ActivePassive Funds” section.

• Debt Securities Risk	• Municipal Securities Risk
• Mutual Fund and ETF Trading Risk	• Non-Diversification Risk
• Issuer Risk	• Tax Risk
• Management Risk

DESCRIPTION OF PRINCIPAL RISKS FOR ACTIVEPASSIVE FUNDS

Understanding the risks involved in mutual fund investing will help you make an informed decision that takes into account your risk tolerance and preferences.  As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, no Fund can give any assurance that its investment objective will be achieved.  The factors that are most likely to have a material effect on a particular Fund as a whole are called “principal risks.”  The principal risks for each Fund are identified on the individual Fund pages and are described below.

Debt Securities Risk
Debt securities, such as notes and bonds, are subject to credit risk and interest rate risk.  Credit risk is the possibility that an issuer of an instrument will be unable to make interest payments or repay principal when due.  Changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.  Interest rate risk is the risk that interest rates may increase, which tends to reduce the resale value of certain debt securities, including U.S. Government obligations.  Debt securities with longer maturities are generally more sensitive to interest rate changes than those with shorter maturities. Changes in market interest rates do not affect the rate payable on an existing debt security, unless the instrument has adjustable or variable rate features, which can reduce its exposure to interest rate risk.  Changes in market interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment.

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Emerging Markets Risk
Countries with emerging markets include, but are not limited to, the following: (1) countries included in the MSCI Emerging Markets Index; and (2) countries with low- to middle-income economies according to the International Bank for Reconstruction and Development (more commonly referred to as the World Bank).  Markets in these countries may be under-capitalized, have less developed legal and financial systems or may have less stable currencies than markets in the developed world. Emerging market securities are securities:  (1) issued by companies with their principal place of business or principal office in an emerging market country; or (2) issued by companies for which the principal securities trading market is an emerging market country.  Emerging markets securities typically present even greater exposure to the risks described under “Foreign Investment Risk” and may be particularly sensitive to certain economic changes.  For example, emerging market countries are more often dependent on international trade and are therefore often vulnerable to recessions in other countries.  Emerging markets may have obsolete financial systems and volatile currencies, and may be more sensitive than more mature markets to a variety of economic factors.  Emerging market securities also may be less liquid than securities of more developed countries and could be difficult to sell, particularly during a market downturn.

Foreign Investment Risk
Foreign securities include ADRs and similar investments, including EDRs and GDRs.  ADRs, EDRs and GDRs are depositary receipts for foreign company stocks issued by a bank and held in trust at that bank, and which entitle the owner of such depositary receipts to any capital gains or dividends from the foreign company stocks underlying the depositary receipts.  ADRs are U.S. dollar denominated.  EDRs and GDRs are typically U.S. dollar denominated but may be denominated in a foreign currency.  Foreign securities, including ADRs, EDRs and GDRs, may be subject to more risks than U.S. domestic investments.  These additional risks may potentially include lower liquidity, greater price volatility and risks related to adverse political, regulatory, market or economic developments.  Foreign companies also may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies.  In addition, amounts realized on sales of foreign securities may be subject to high and potentially confiscatory levels of foreign taxation and withholding when compared to comparable transactions in U.S. securities.  A Fund will generally not be eligible to pass through to shareholders any U.S. federal income tax credits or deductions with respect to foreign taxes paid unless it meets certain requirements regarding the percentage of its total assets invested in foreign securities.  Investments in foreign securities involve exposure to fluctuations in foreign currency exchange rates.  Such fluctuations may reduce the value of the investment.  Foreign investments are also subject to risks including potentially higher withholding and other taxes, trade settlement, custodial, and other operational risks and less stringent investor protection and disclosure standards in certain foreign markets.  In addition, foreign markets can and often do perform differently from U.S. markets.

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Growth Style Investment Risk
Growth stocks can perform differently from the market as a whole and from other types of stocks.  Growth stocks may be designated as such and purchased based on the premise that the market will eventually reward a given company’s long-term earnings growth with a higher stock price when that company’s earnings grow faster than both inflation and the economy in general.  Thus, a growth style investment strategy attempts to identify companies whose earnings may or are growing at a rate faster than inflation and the economy. While growth stocks may react differently to issuer, political, market and economic developments than the market as a whole and other types of stocks by rising in price in certain environments, growth stocks also tend to be sensitive to changes in the earnings of their underlying companies and more volatile than other types of stocks, particularly over the short term.  Furthermore, growth stocks may be more expensive relative to their current earnings or assets compared to the values of other stocks, and if earnings growth expectations moderate, their valuations may return to more typical norms, causing their stock prices to fall.  Finally, during periods of adverse economic and market conditions, the stock prices of growth stocks may fall despite favorable earnings trends.

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Industry or Sector Emphasis Risk
Investing a substantial portion of a Fund’s assets in related industries or sectors may have greater risks because companies in these industries or sectors may share common characteristics and may react similarly to market developments.

Issuer Risk
The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods and services.

Management Risk
We cannot guarantee that a Fund will meet its investment objective. We do not guarantee the performance of a Fund, nor can we assure you that the market value of your investment will not decline. We will not “make good” on any investment loss you may suffer.

Market Risk
The market price of securities owned by a Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously. Equity securities generally have greater price volatility than debt securities.

Medium-Sized Companies Risk
Securities of companies with medium market capitalizations tend to be more volatile and less liquid than larger company stocks. Medium-sized companies often have narrower markets and limited managerial and financial resources compared to larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio.

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Mortgage- and Asset-Backed Securities Risk
Mortgage- and Asset-Backed securities risk includes Market Risk, Interest Rate Risk, Credit Risk, Prepayment Risk (i.e., homeowners whose mortgages collateralize the securities held by the Funds may be able to prepay principal due on these mortgages) as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.  Under certain adverse market conditions, mortgage- and asset-backed securities may have more limited liquidity than usual.

Municipal Securities Risk
Municipal securities rely on the creditworthiness or revenue production of their issuers or auxiliary credit enhancement features. Municipal securities may be difficult to obtain because of limited supply, which may increase the cost of such securities and effectively reduce a portfolio’s yield. Typically, less information is available about a municipal issuer than is available for other types of securities issuers. Each Fund may invest 25% or more of its total assets in municipal securities that are related in such a way that political, economic or business developments affecting one obligation would affect the others. For example, a Fund may own different obligations that pay interest based on the revenue of similar projects. Although the Funds strive to invest in municipal securities and other securities with interest that is exempt from federal income taxes, including federal alternative minimum tax (AMT) for certain of the Funds, some income earned by Fund investments may be subject to such taxes. The Funds take advantage of tax laws that allow the income from certain investments to be exempted from federal income tax and, in some cases, state individual income tax. Tax authorities are paying increased attention to whether interest on municipal obligations is exempt from taxation, and we cannot assure you that a tax authority will not successfully challenge the exemption of a bond held by a Fund. Capital gains, whether declared by a Fund or realized by the shareholder through the selling of Fund shares, are generally taxable.

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Mutual Fund and ETF Trading Risk
Each Fund may invest a significant portion of its assets in mutual funds and ETFs.  Unlike mutual funds, ETFs do not necessarily trade at the NAVs of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike open-end investment companies. Also, both mutual funds and ETFs have management fees that are part of their costs, and each Fund will indirectly bear its proportionate share of these costs.

Non-Diversification Risk
Each of the Funds is a non-diversified fund for securities law purposes.  Because the percentage of a non-diversified fund’s assets invested in the securities of a single issuer is not limited by the Investment Company Act of 1940, as amended (the “1940 Act”), greater investment in a single issuer makes a fund more susceptible to financial, economic or market events impacting such issuer.  (A “diversified” investment company is required by the 1940 Act, generally, with respect to 75% of its total assets, to invest not more than 5% of such assets in the securities of a single issuer.)  However, the diversification rules discussed in the SAI will apply.

REIT Securities Risk
Some of the risks of equity and mortgage REITs are that the performance of such REITs depends on the performance of the portfolio investments of the REIT in real estate and/or mortgages. An equity REIT holds equity positions in real estate and provides its shareholders with income from the leasing of its properties and capital gains from any permissible sale of properties.  Accordingly, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts.  A decline in rental income may occur because of extended vacancies, the failure to collect rents, increased competition from other properties or poor management.  A REIT’s performance also depends on the company’s ability to finance property purchases and renovations and manage its cash flows.  A mortgage REIT specializes in lending money secured by real property or interests in real property and passes any interest income earned to its shareholders. Accordingly, mortgage REITs may be affected by the quality of any credit extended and by special tax rules that apply to certain investments in securitized pools of mortgages.

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Smaller Company Securities Risk
Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks. Smaller companies may have no or relatively short operating histories, or be newly public companies. Some of these companies have aggressive capital structures, including high debt levels, or are involved in rapidly growing or changing industries and/or new technologies, which pose additional risks.

Stock Market Risk
Funds that invest in equity securities are subject to stock market risks and significant fluctuations in value.  If the stock market declines in value, a Fund’s share price is likely to decline in value.  A Fund’s focus on certain types of stocks (such as small or large cap) or a style of investing (such as value or growth) subjects it to the risk that its performance may be lower than that of other types of equity funds that focus on other types of stocks or that have a broader investment style (such as general market).

Tax Risk
A fund that invests in municipal securities may be more adversely impacted by changes in tax rates and policies than other mutual funds.  Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income.  Therefore, any proposed or actual changes in such rates or exempt status can significantly affect the liquidity and marketability of municipal obligations, which could in turn affect a fund’s ability to acquire and dispose of municipal obligations at desirable yield and price levels.

U.S. Government Obligations Risk
Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA”), a wholly owned U.S. Government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or the Department of Veterans Affairs. U.S. Government agencies or government-sponsored entities (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”).  Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Government.  FHLMC guarantees the timely payment of interest and ultimate collection of principal, but its participation certificates are not backed by the full faith and credit of the U.S. Government.  If a government-sponsored entity is unable to meet its obligations, the performance of a Fund that holds securities of the entity will be adversely impacted.  U.S. Government obligations are viewed as having minimal or no credit risk but are still subject to interest rate risk.

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Value Style Investment Risk
Value stocks can perform differently from the market as a whole and from other types of stocks.  Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time. Value investing seeks to identify stocks that have depressed valuations, based upon a number of factors which are thought to be temporary in nature, and to sell them at superior profits when their prices rise in response to resolution of the issues which caused the valuation of the stock to be depressed. While certain value stocks may increase in value more quickly during periods of anticipated economic upturn, they may also lose value more quickly in periods of anticipated economic downturn.  Furthermore, there is the risk that the factors which caused the depressed valuations are longer term or even permanent in nature, and that there will not be any rise in valuation.  Finally, there is the increased risk in such situations that such companies may not have sufficient resources to continue as ongoing businesses, which would result in the stock of such companies potentially becoming worthless.

Portfolio Turnover

A Fund’s annual portfolio turnover rate indicates changes in portfolio investments.  We will sell a security when appropriate and consistent with a Fund’s investment objectives and policies regardless of the effect on the Fund’s portfolio turnover rate; it is not expected that the Funds will regularly have a high rate of portfolio turnover.  A high rate of portfolio turnover is 100% or more.

Please note that buying and selling securities generally involves some expense to the Funds, such as broker commissions and other transaction costs, and a high turnover rate in any year will result in payment by the Funds of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized capital gains.  Frequent buying and selling of securities could result in the distribution of short-term capital gains to shareholders which are taxed at higher ordinary income tax rates.

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Portfolio Holdings Information

The Funds’ portfolio holdings will be disclosed quarterly within 60 days of the end of each fiscal period in the Annual and Semi-Annual Report to Fund shareholders, and in quarterly holdings reports on Form N-Q.  Each of these documents can be found on the SEC’s website at www.sec.gov when available.  A complete description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio holdings is available in the SAI.

MANAGEMENT OF THE FUNDS

The Advisor

FundQuest Incorporated is the investment advisor to the Funds.  The Advisor is located at One Winthrop Square, Boston, Massachusetts 02110.  The Advisor is a subsidiary of BNP Paribas SA, a publicly owned limited liability banking institution organized in France.  The Advisor currently manages and administers assets of approximately $14 billion for individual and institutional investors.  The Advisor provides day-to-day portfolio management services to each of the Funds including advice on buying and selling securities.

The Advisor has overall supervisory responsibility for the general management and investment of each Fund’s securities portfolio, and subject to review and approval by the Board: sets each Fund’s overall investment strategies and evaluates, selects and recommends sub-advisors, mutual funds and ETFs in which to invest the Fund’s assets. When appropriate, the Advisor allocates and reallocates a Fund’s assets among sub-advisors and investment companies, monitors and evaluates the performance of sub-advisors and investment companies, including their compliance with the investment objectives, policies and restrictions of the Funds, and implements procedures to ensure that the sub-advisors and investment companies comply with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility (subject to oversight by the Board) to oversee the sub-advisors and investment companies and recommends their hiring, termination and replacement.

For such services, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the Funds at the following annual rates:

Small/Mid Cap Fund and International Equity Fund	0.80%
Large Cap Growth Fund, Large Cap Value Fund, Global Bond Fund	0.75%
Intermediate Taxable Bond Fund, Intermediate Municipal Bond Fund	0.60%

For the fiscal year ended October 31, 2010, the Advisor received the following amounts net of waivers .

Large Cap Growth Fund	0.19%

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Large Cap Value Fund	0.00%
Small/Mid Cap Fund	0.00%
International Equity Fund	0.00%
Global Bond Fund	0.00%
Intermediate Taxable Bond Fund	0.00%
Intermediate Municipal Bond Fund	0.00%

A discussion regarding the basis of the Board’s approval of the Advisory Agreement with the Advisor and the sub-advisory agreements with the sub-advisors is available in the Funds’ shareholder report for the fiscal period ended April 30, 2010.

The Funds, as series of the Trust, do not hold themselves out as related to any other series of the Trust for purposes of investment and investor services, nor do they share the same investment advisor with any other series.

Portfolio Managers

Timothy Clift is the Advisor’s Chief Investment Officer and is the lead portfolio manager of all of the Funds.  Mr. Clift joined the Advisor in 1994 as Director of Investment Services and served in that capacity from 1994 to 1999.  From 1999 to 2003, Mr. Clift served as Vice President, Investment Management with the Advisor.  Mr. Clift has been the Advisor’s Chief Investment Officer since 2003.  Mr. Clift has overall responsibility for the Advisor’s investment management programs for separately managed accounts, mutual funds, alternative investments, ETFs and annuities.  As Chairman of the Investment Committee, Mr. Clift leads a team of analysts and portfolio managers that produce the Advisor’s research and portfolio recommendations for all client programs.  Mr. Clift has over 18 years of industry and investment management experience.  Mr. Clift earned his BA in Economics from Allegheny College and his MBA from Boston University.

Gregory Classen, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the Large Cap Growth Fund, Large Cap Value Fund and Small/Mid Cap Fund.  Mr. Classen joined the Advisor in 1998 as an Analyst and served in that capacity from 1998 to 2002.  Mr. Classen has served as a Senior Analyst and a member of the Investment Committee since 2002.  Mr. Classen covers mutual funds, ETFs, variable annuities and offshore funds.  Mr. Classen has ten years of industry and investment management experience.  Mr. Classen earned his BA in Economics from Williams College.  He is a Chartered Financial Analyst (CFA) charterholder.

Daphne Gu, CFA is a Senior Analyst and a member of the Investment Committee.  She co-manages the Global Bond Fund and Municipal Bond Fund.  Ms. Gu joined the Advisor in 2007 as an Analyst and has served in that capacity from 2007 to present.  Prior to joining the Advisor in 2007, she worked for Textron, Inc. in the United States, Europe and Asia from 1998 through 2007 in the areas of business, financial and international market analysis.  Ms. Gu has 12 years of financial experience.  Ms. Gu is a member of the Boston Security Analysts Society.  She received her BS in English for Science and Technology from Shanghai JiaoTong University in Shanghai, China and her MBA from Nanyang Technological University in Singapore.  She also received an MS in Finance from Boston College.  She is a Chartered Financial Analyst (CFA) charterholder.

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Frank Wei, CFA is a Senior Analyst and a member of the Investment Committee.  He co-manages the International Fund, Global Bond Fund, Taxable Bond Fund and Municipal Bond Fund.  Mr. Wei joined the Advisor in 2001 as a Senior Analyst and member of the Investment Committee and continues to serve in that capacity.  Mr. Wei covers separately managed accounts, due diligence and monitoring of investment managers.  Mr. Wei has 12 years of industry and investment management experience.  Mr. Wei received his BS in Economics from East China Normal University and an MBA from the Leonard N. Stern School of Business at New York University.  He is a Chartered Financial Analyst (CFA) charterholder.

Matthew Whitbread, CFA, CAIA is a Senior Analyst and a member of the Investment Committee.  He co-manages the International Fund and Taxable Bond Fund.  He also covers mutual funds, exchange-traded funds, offshore funds and alternative investments.  Mr. Whitbread joined the Advisor in 2008 as a Senior Analyst and a member of the Investment Committee and continues to serve in that capacity.  Prior to joining the Advisor in 2008, he was a Senior Portfolio Analyst at Pyramis Global Advisors for 2006 through 2008 and an Equity Research Associate at MFS Investment Management from 2002 through 2006.  He has 8 years of industry and investment management experience.  Mr. Whitbread received his BS in Economics and Finance from the Boston College Carroll School of Management.  He is a Chartered Financial Analyst (CFA) charterholder.  He also holds the Chartered Alternative Investment Analyst (CAIA) designation.

Multi-Manager Arrangement

The Board has adopted a “multi-manager” arrangement for the Funds.  Under this arrangement, each of the Funds and the Advisor may engage one or more sub-advisors to make day-to-day investment decisions for a portion of each Fund’s assets.  The Advisor retains ultimate responsibility (subject to the oversight of the Board) for overseeing the sub-advisors and may, at times, recommend to the Board that a Fund: (1) change, add or terminate one or more sub-advisors; (2) continue to retain a sub-advisor even though the sub-advisor’s ownership or corporate structure has changed; or (3) materially change a sub-advisory agreement with a sub-advisor.

Applicable law generally requires a Fund to obtain shareholder approval for most of these types of recommendations, even if the Board approves the proposed action.  Under the “multi-manager” arrangement approved by the Board, the Funds and the Advisor requested and received exemptive relief from the SEC permitting the Advisor (subject to the Board’s oversight and approval) to make decisions about each Fund’s sub-advisory arrangements without obtaining shareholder approval.  Within 90 days of employing a new sub-advisor, shareholders will receive details in the form of an information statement.

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The Sub-Advisors and Portfolio Managers

The sub-advisors and portfolio managers set forth below are responsible for the day-to-day portfolio management of the actively managed portion of the respective Funds.  The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of shares of the Funds they manage.

C.S. McKee, L.P., One Gateway Center, Pittsburgh, Pennsylvania 15222, is the sub-advisor for the Large Cap Value Fund.  C.S. McKee is a registered investment advisor under the Investment Advisers Act of 1940 and manages pension funds, profit-sharing plans, reserve funds, endowments and other financial assets for municipalities, unions, corporations, foundations, hospitals, schools, religious organizations and other institutions.

•	Gregory M. Melvin, Executive Vice President, Chief Investment Officer
Gregory M. Melvin serves as chairman of the investment policy committee.  He joined C.S. McKee in 2000 as Chief Investment Officer and Director of Equities and continues to serve in that capacity.  Prior to joining C.S. McKee, he was president and chief investment officer of Dartmouth Capital Advisors, Inc., an investment management firm that he founded in 1995.  Prior to that, he served as vice president and senior portfolio manager at Federated Investors for 15 years.  He holds an M.B.A. degree in finance from Harvard Business School and a bachelor’s degree from Dartmouth College.  He is a Chartered Financial Analyst (CFA) charterholder and a certified financial planner.

•	Robert A. McGee, Senior Vice President, Portfolio Manager, Equities
Robert A. McGee is responsible for the management of core and value equity portfolios.  He joined C.S. McKee in 2000 as a Portfolio Manager – Equity and continues to serve in that capacity. Prior to joining C.S. McKee, he was president and chief investment officer of the First Commonwealth Trust Company from 1996 to 2000.  He holds an M.B.A. degree from Carnegie-Mellon University’s Graduate School of Industrial Administration and a bachelor’s degree in finance from Indiana University of Pennsylvania.  He is a Chartered Financial Analyst (CFA) charterholder.

•	William J. Andrews, Senior Vice President, Portfolio Manager, Equity
William J. Andrews is responsible for research and investment decisions in particular market sectors in addition to his portfolio management duties.  He joined C.S. McKee in 1983 as a Portfolio Manager – Equity and continues to serve in that capacity.  He holds an M.B.A. degree in finance and accounting and a bachelor’s degree in mathematics from the University of Pittsburgh.  He is a Chartered Financial Analyst (CFA) charterholder and a graduate of the Pennsylvania Bankers Association Trust School.

•	Suda Vatsan, CFA, Vice President, Portfolio Manager
Suda Vatsan is responsible for equity research and quantitative analysis.  She joined C.S. McKee in 1999 as a Portfolio Manager – Equity and continues to serve in that capacity.  She holds an M.B.A. degree in finance and marketing from Temple University.  She also holds a master’s degree in statistics from John Hopkins University and a master’s degree in physiology from Madras University, India.

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•	Christy S. Kosakowsky, Vice President, Portfolio Manager and Equity Analyst
Christy S. Kosakowsky is responsible for equity research and account management.  She joined C.S. McKee in 1994 as an Administrative Assistant and served in that capacity from 1994 to 1996.  Ms. Kosakowsky served in trading operations from 1996 to 1999 and has been a Portfolio Manager since 1999 with C.S. McKee. She holds an M.B.A. degree in finance from Duquesne University and a bachelor’s degree in economics from Pennsylvania State University.  She is a Chartered Financial Analyst (CFA) charterholder.

Eagle Asset Management, Inc., 880 Carillon Parkway, St. Petersburg, Florida 33716, i s the sub-advisor to the Small/Mid Cap Fund.  Eagle is wholly-owned by Raymond James Financial, Inc., a financial services holding company, and has been an SEC-registered investment adviser since 1984.  Eagle provides discretionary management services to both institutional clients and retail clients.

•	Bert L. Boksen, CFA, Managing Director and Portfolio Manager
Mr. Boksen has 32 years of investment experience and is responsible for the management of small cap growth portfolios.  Mr. Boksen joined Eagle in 1995 as Senior Vice President of Eagle with Portfolio Manager responsibilities for Small Cap Growth Equity accounts.  In June 1999, Mr. Boksen was appointed Managing Director of Eagle.   Mr. Boksen earned a B.A. from City College of New York in 1970 and an M.B.A. from St. John’s University in 1977.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Eric Mintz, CFA, Assistant Portfolio Manager
Mr. Mintz has 14 years of investment experience and covers the energy, industrials, and materials sectors.  Mr. Mintz joined Eagle in 2005 as a Senior Research Analyst and served in that capacity from June 2005 to March 2008.  From March 2008 to present, Mr. Mintz has served as Assistant Portfolio Manager and Senior Research Analyst with Eagle.  Prior to joining Eagle, he was a Vice President in equity research at the Oakmont Corporation, a private investment firm, providing research support for various investment portfolios and a hedge fund from 1999 to 2005.  He earned a B.A. in Economics from Washington & Lee University, and an M.B.A. from the University of Southern California.  He is a Chartered Financial Analyst (CFA) charterholder.

Gannett, Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, Massachusetts 02116, is the sub-advisor for the Municipal Bond Fund.  GWK is a subsidiary of Affiliated Managers Group, Inc.  GWK is a registered investment advisor under the Investment Advisers Act of 1940 that provides investment advisory services to high net worth individuals and institutions.

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•	Nancy Angell, CFA, Senior Vice President, Portfolio Manager
Nancy Angell is jointly responsible for managing the Municipal Bond Fund. Ms. Angell is Co-Director of Fixed Income for GWK.  She is a portfolio manager for the Municipal Bond Strategies, and a member of the firm’s Management and Investment Committees.  She joined GWK after graduating from Duke University in 1984 as a Research Assistant and served in that capacity from 1984 to 1989.  In 1989, Ms. Angell was named Portfolio Manager with GWK.  She was named a Senior Vice President of GWK in 1991 and has served as the Co-Director of Fixed Income since 2002.  Ms. Angell received her MBA with high honors in Finance from Boston University in 1989.  She is a Chartered Financial Analyst (CFA) charterholder.

•	John Fox, CFA, Senior Vice President, Portfolio Manager
John Fox is jointly responsible for managing the Municipal Bond Fund.  Mr. Fox is Co-Director of Fixed Income for GWK.  He is a portfolio manager for the Municipal Bond and Taxable Bond Strategies and is a member of the firm’s Management and Investment Committees.  He joined GWK after graduating from Boston College with a B.A. in Economics in 1990 as a Research Assistant and served in that capacity from 1990 to 1995.  In 1995, Mr. Fox was named a Portfolio Manager with GWK.  He was named a Senior Vice President of GWK in 2002 and has served as the Co-Director of Fixed Income since that time.  Mr. Fox received his MBA from Boston University.  He is a Chartered Financial Analyst (CFA) charterholder.

•	Martin Tourigny, CFA, Vice President, Portfolio Manager
Martin Tourigny is jointly responsible for managing the Municipal Bond Fund.  Mr. Tourigny is a municipal bond portfolio manager for GWK, and a member of the firm’s Management and Investment Committees.  He joined GWK in 1994 on the Municipal Trading Desk and served in that capacity from 1994 to 1998.  Since 1998, Mr. Tourigny has served as a Portfolio Manager with GWK.  Mr. Tourigny received his BA in Economics from Boston College and his Master’s degree in International Economics from Suffolk University in 2002.  He is a Chartered Financial Analyst (CFA) charterholder.

Invesco Advisers, Inc., (“Invesco”) 11 Greenway Plaza, Suite 100, Houston, Texas 77046, is the sub-advisor for the International Fund.  Invesco has acted as an investment advisor since its organization in 1976.  Today, Invesco, together with its subsidiaries, advises or manages over 225 investment portfolios encompassing a broad range of investment objectives.  Invesco is an indirect wholly owned subsidiary of Invesco Ltd.  Invesco Ltd. and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe and the Pacific Region.

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·
Clas Olsson, (lead manager with respect to the International Fund’s investments in Europe and Canada), Senior Portfolio Manager, who has been responsible for the International Fund since its inception and has been associated with Invesco and/or its affiliates since 1994 as an Investment Officer and International Portfolio Analyst and served in that capacity from 1994 to 1997.  From 1997 to present, Mr. Olsson has served as a Portfolio Manager with Invesco.

·
Barrett Sides, (lead manager with respect to the International Fund’s investments in Asia Pacific and Latin America) Senior Portfolio Manager, who has been responsible for the International Fund since its inception and has been associated with Invesco and/or its affiliates since 1990 as a Portfolio Administrator and served in that capacity from 1990 to 1997.  From 1997 to present, Mr. Sides has served as a Portfolio Manager with Invesco.

•
Shuxin Cao, Senior Portfolio Manager, who has been responsible for the International Fund since its inception and has been associated with Invesco and/or its affiliates since 1997 as an International Equity Analyst and served in that capacity from 1997 to 1999.  From 1999 to present, Mr. Cao has served as a Portfolio Manager with Invesco.

•
Matthew Dennis, Portfolio Manager, who has been responsible for the International Fund since its inception and has been associated with Invesco and/or its affiliates since 2000 as a Senior Portfolio Analyst and served in that capacity from 2000 to 2003.  From 2003 to present, Mr. Dennis has served as a Portfolio Manager with Invesco.

•
Jason Holzer, Senior Portfolio Manager, who has been responsible for the International Fund since its inception and has been associated with Invesco and/or its affiliates since 1996 as a Senior Analyst and served in that capacity from 1996 to 1999.  From 1999 to present, Mr. Holzer has served as a Portfolio Manager with Invesco.

Sage Advisory Services, Ltd. Co., 5900 Southwest Parkway, Building One, Suite 100, Austin, Texas 78735, is the sub-advisor for the Taxable Bond Fund.  Sage is a registered investment advisor under the Investment Advisers Act of 1940 specializing in fixed income, balanced and ETF equity investment management for insurance companies and other financial institutions; Taft-Hartley organizations, endowments/foundations, corporations, defined benefit plans, healthcare institutions, family offices and high net worth individuals.

·	Mark MacQueen, Co-Founder/Executive Vice President/Director, Fixed Income Management
Mark MacQueen is jointly responsible for managing the Taxable Bond Fund.  Mr. MacQueen co-founded Sage in 1996 and has served in the capacity of Executive Vice President and Director of Fixed Income Management since the firm’s inception.  He has over 25 years of domestic and international portfolio management and institutional securities trading experience.

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·	Thomas H. Urano, CFA, Vice President, Portfolio Management; Principal and Member of Investment Committee
Thomas Urano is jointly responsible for managing the Taxable Bond Fund.  Mr. Urano joined Sage in 2003 as a Vice President, Portfolio Management and continues to serve in that capacity.  Mr. Urano became a Principal of Sage in 2005.  Prior to joining Sage, Mr. Urano served as a vice president for Fixed Income with Credit Suisse Asset Management and has over ten years of investment-related experience.  He is a Chartered Financial Analyst (CFA) charterholder.

·	Robert D. Williams, CFA, Director of Research; Principal and Member of Investment Committee
Robert D. Williams is jointly responsible for managing the Taxable Bond Fund.  Mr. Williams joined Sage in 2004 as Director of Research and continues to serve in that capacity.  Mr. Williams became a Principal of Sage in 2006.  Prior to joining Sage, Mr. Williams served as a Senior Fixed Income Strategist Research Analyst with UBS Financial Services, New York City and has over ten years of investment-related experience.  He is a Chartered Financial Analyst (CFA) charterholder.

Transamerica Investment Management, LLC, 11111 Santa Monica Boulevard, Suite 820, Los Angeles, CA 90025, is the sub-advisor for the Large Cap Growth Fund.  A wholly-owned subsidiary of Transamerica Investment Services, TIM is a registered investment advisor under the Investment Advisers Act of 1940.  TIM provides fee-based investment management to retail and institutional clients.

·	John J. Huber, CFA, Principal, Director of Equity Process and Risk Management, Lead Portfolio Manager
John J. Huber manages sub-advised funds and institutional separate accounts in the Mid Growth Equity discipline and is responsible for managing the ActivePassive Large Cap Growth Fund. He joined TIM in 2005 when TIM acquired Westcap Investors, LLC, which he had joined in 2000, and joined the TIM Large Cap Portfolio Management Team at that time. In 2009, Mr. Huber was appointed to the TIM Board of Directors as a representative of the TIM investment team.  In January 2010, he was named lead portfolio manager of TIM’s Large Growth equity portfolios and TIM’s Director of Equity Process & Risk Management.  He earned a B.A. from Columbia University and an M.B.A. from University of California, Los Angeles. Mr. Huber has earned the right to use the Chartered Financial Analyst designation and has 10 years of investment experience.

·	Kirk J. Kim, Principal, Deputy Chief Investment Officer, Co-Portfolio Manager
Kirk J. Kim manages sub-advised funds and institutional separate accounts in TIM’s Large Growth Equity, Concentrated All Cap Growth Equity, Convertible Securities and Flexible Income investment disciplines and is responsible for co-managing the ActivePassive Large Cap Growth Fund. Mr. Kim joined TIM in 1997 as a Fixed Income Analyst and served in that capacity from 1997 to 1999.  From 1999 to 2005, Mr. Kim served as a Portfolio Manager with TIM.  He joined the TIM Large Cap Portfolio Management Team in 2005 and, effective January 2010, was named co-portfolio manager of TIM’s Large Growth portfolios.  He holds a B.S. in Finance from the University of Southern California. Mr. Kim has 14 years of investment experience.

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The SAI provides additional information about the Portfolio Managers’ compensation, other accounts managed by the Portfolio Managers and the Portfolio Managers’ ownership of securities in the Funds.

Fund Expenses

The Funds are responsible for their own operating expenses.  The Advisor has contractually agreed, however, to waive a portion of its management fees and/or pay Fund expenses to ensure that the Net Annual Fund Operating Expenses (excluding AFFE, taxes, interest and extraordinary expenses) do not exceed the following amounts of the Funds’ average daily net assets for Class A Shares through at least February 28, 2012:

Small/Mid Cap Fund	1.50%

Large Cap Growth Fund, International Fund	1.30%

Large Cap Value Fund, Global Bond Fund	1.20%

Taxable Bond Fund, Municipal Bond Fund	1.00%

The term of the Funds’ operating expenses limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any waiver of management fees or payment of Fund expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  The Advisor is permitted to recoup management fee waivers and/or expense payments made in the prior three fiscal years from the date the management fees were waived and/or Fund expenses were paid.  This recoupment may be requested if the aggregate amount actually paid by a Fund toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the applicable limitation on Fund expenses.  Any such recoupment is contingent upon the Board’s subsequent review and ratification of the recouped amounts.  Each Fund must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of management fees and/or expenses.  Any application or waiver of management fees or payment of Fund expenses by the Advisor will be applied or credited to all shareholders of the Fund on a pro rata basis.

DISTRIBUTION OF FUND SHARES

Distributor

Quasar Distributors, LLC, an affiliate of USBFS, (the “Distributor” or “Quasar”) 615 East Michigan Street, 4th floor, Milwaukee, Wisconsin 53202, is the distributor for the shares of each of the Funds.  Quasar is a registered broker-dealer and a member of the Financial Industry Regulatory Authority (“FINRA”).  Shares of each Fund are offered on a continuous basis.

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Distribution and Service (Rule 12b-1) Plan

The Trust has adopted a plan pursuant to Rule 12b-1 that allows the Funds’ Class A shares to pay distribution and service fees for the sale, distribution and servicing of their shares.  The plan provides for the payment of a distribution and service fee at the annual rate of up to 0.25% of average daily net assets.  Because these fees are paid out of each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Shareholder Servicing Plan

The Funds have a shareholder servicing plan.  The Funds may pay authorized agents up to 0.10% of the average daily net assets attributable to their shareholders.  The authorized agents may provide a variety of services, such as: (1) aggregating and processing purchase and redemption requests and transmitting such orders to the Transfer Agent; (2) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions; (3) processing dividend and distribution payments from the Funds on behalf of shareholders; (4) providing information periodically to shareholders showing their positions; (5) arranging for bank wires; (6) responding to shareholder inquiries concerning their investment; (7) providing sub-accounting with respect to shares beneficially owned by shareholders or the information necessary for sub-accounting; (8) if required by law, forwarding shareholder communications (such as proxies, shareholder reports, annual and semi-annual financial statements and dividend, distribution and tax notices); and (9) providing similar services as may reasonably be requested.

The Funds do not monitor the actual services being performed by authorized agents under each plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that authorized agents may receive, including any service fees that authorized agents may receive from the Funds and any compensation the authorized agents may receive directly from their clients.

SHAREHOLDER INFORMATION

More about Class A Shares

Class A shares of each Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge.  Class A shares are also subject to Rule 12b-1 fees (or Distribution fees) described earlier of up to 0.25% of average daily net assets and shareholder servicing plan fees of up to 0.10% of average daily net assets, both of which are assessed against the shares of the Fund.

If you purchase Class A shares of a Fund you will pay the NAV per share next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment.  The sales charge does not apply to shares purchased with reinvested dividends.  The sales charge is calculated as follows:

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Amount of Transaction	Sales Charge as % of Offering Price*	Sales Charge as % of Net Amount Invested
Less than $25,000	5.75%	6.10%
$25,000 but less than $50,000	5.00%	5.26%
$50,000 but less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.50%	3.63%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1,000,000	2.00%	2.04%
$1,000,000 or more	0.00%	0.00%

*
Offering price includes the front-end sales load.  The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.

Reducing Your Sales Charge
You may be able to reduce the sales charge on Class A shares of the Funds based on the combined market value of your accounts.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares of the same Fund within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months.  Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  Reinvested dividends and capital gains do not count as purchases made during this period.  We will hold in escrow shares equal to approximately 5% of the amount you say you intend to buy.  If you do not invest the amount specified in the LOI before the expiration date, we will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid.  Otherwise, we will release the escrowed shares when you have invested the agreed amount.

•
Rights of Accumulation (“ROA”) allow you to combine Class A shares of any of these Funds you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares.  The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of these Funds already owned and adding the dollar amount of your current purchase.

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Eligible Accounts
Certain accounts may be aggregated for ROA eligibility, including your current investment in the Funds, and previous investments you and members of your primary household group have made in the Funds, provided your investment was subject to a sales charge.  (Your primary household group consists of you, your spouse and children under age 21 living at home.)  Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Coverdell Education Savings Accounts and UGMA/UTMA accounts for which you or your spouse is parent or guardian of the minor child;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation .

Waiving Your Sales Charge
We reserve the right to waive the sales charges for certain groups or classes of shareholders.  If you fall into any of the following categories, you can buy Class A shares at NAV per share without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	Advisors Series Trust
o	FundQuest and its affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Current employees of:
o	the Transfer Agent;
o	broker-dealers who act as selling agents;
o	family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above; and
o	each Fund’s sub-advisor, but only for the Fund(s) for which such sub-advisor provides investment advisory services.

•	Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with the Fund’s distributor that allows for load-waived Class A purchases.

•	Certain employer-sponsored retirement plans.

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We also reserve the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.”  If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account.  Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

More information regarding breakpoints is available free of charge on our website:  www.activepassivefunds.com.  Click on “Click here for breakpoints and sales charges.”  This information is also described more fully in the SAI.

Pricing

Pricing of Fund Shares.  Shares of the Funds are sold at NAV per share plus any applicable sales charge.  The NAV per share is determined by dividing the value of each Fund’s securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets – liabilities / number of shares = NAV per share).  The NAV per share takes into account the expenses and fees of the Funds, which are accrued daily.  Each Fund’s share price is calculated as of the close of regular trading (generally, 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business.  The NYSE is closed on weekends and most national holidays.  The NAV will not be calculated on days when the NYSE is closed for trading.

All shareholder transaction orders received in good form (as described below under “How to Purchase Shares”) by the Transfer Agent, or an authorized investment advisor or broker-dealer (each, a “Financial Intermediary” and collectively, “Financial Intermediaries”) by 4:00 p.m., Eastern time will be processed at the appropriate price calculated on that day.  Transaction orders received after 4:00 p.m., Eastern time will be processed at the appropriate price on the next business day.  The Funds’ NAV per share, however, may be calculated earlier if trading on the NYSE is restricted or as permitted by the SEC.  The Funds do not determine the NAV per share on any day when the NYSE is not open for trading, such as weekends and certain national holidays, as disclosed in the SAI (even if there is sufficient trading in its portfolio securities on such days to materially affect the NAV per share).  In certain cases, fair value determinations may be made as described below under procedures as adopted by the Board.

Trading in Foreign Securities.  Trading in foreign securities may be completed at times that vary from the closing of the NYSE.  In computing the NAV per share, each Fund values foreign securities at the latest closing price on the exchange on which they are principally traded immediately prior to the closing of the NYSE.  Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE.  Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service.  Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE.  If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board as discussed below.

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How to Purchase Shares

Financial institutions and intermediaries on behalf of their clients may purchase shares on any day that the NYSE is open for business by placing orders with the Transfer Agent or its authorized agent.  Institutions and intermediaries that use certain proprietary systems of the Advisor may place orders electronically through those systems.  Cash investments must be transmitted or delivered in federal funds to the Funds’ wire agent by the close of business on the day after the order is placed.  Each Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interest of the Fund or its shareholders and could adversely affect the Fund or its operations.

Certain other intermediaries, including certain broker-dealers and shareholder organizations, have been designated as agents authorized to accept purchase, redemption and exchange orders for Fund shares.  These intermediaries are required by contract and applicable law to ensure that orders are executed at the appropriate price per share next determined after the intermediary receives the request in good form.  These authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

Opening an Account

When buying Class A shares, you must meet the following minimum investment requirements:

The minimum initial investment in the Funds’ Class A shares is $1,000 for both regular and IRA accounts.  The Funds reserve the right to vary or waive the minimum under certain situations.  The minimum subsequent purchase is $100 for both regular and IRA accounts.  Shares will be issued at the NAV per share, plus any applicable sales charge, next computed after the receipt of your purchase request, together with payment in the amount of purchase.

How to Purchase and Sell Shares Through an Authorized Broker or Investment Dealer

You may purchase and sell Fund shares through certain brokers (and their authorized agents) that have made arrangements with the Funds.  An order placed with such a broker is treated as if it was placed directly with the Funds, and will be executed at the next share price calculated by the Funds.  Your shares will be held in a pooled account in the broker’s name, and the broker will maintain your individual ownership information.  The Funds may pay the broker for maintaining these records as well as providing other shareholder services.  In addition, the broker may charge you a fee for handling your order.  The broker is responsible for processing your order correctly and promptly, keeping you advised of the status of your individual account, confirming your transactions and ensuring that you receive copies of the appropriate Fund’s Prospectus.  Investment advisors or financial planners may charge a management, consulting or other fee for their services.

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Purchasing Shares Directly From the Funds

Investing by telephone.  Investors, who have elected this option on their account application, may purchase additional shares directly from the Funds, by calling 1-877-273-8635.  Each telephone order must be a minimum of $100.  Telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network.  You must have banking information established on your account for at least 15 days prior to making a purchase.  Your shares will be purchased at the appropriate price per share calculated on the day of your purchase order.    Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Investing directly by mail or by overnight delivery.  If you do not have a broker or your broker is not familiar with the Funds, you may invest in the Funds directly by mail.  You may obtain an application by contacting the Funds’ shareholder services line at 1-877-273-8635 or visiting the Funds’ website at www.activepassivefunds.com.  Simply complete the account application and mail it with a check (made payable to ActivePassive Funds) to the Transfer Agent, U.S. Bancorp Fund Services, LLC, at the address below.

By Regular Mail:
ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

By Overnight Delivery:
ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street, Third Floor
Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

The Funds will not accept payment in cash or money orders.  The Funds also will not accept cashier’s checks in amounts of less than $10,000.  To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.  The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks or any conditional order or payment.

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If your check is returned for any reason, a $25 fee will be assessed against your account.  You will also be responsible for any losses suffered by the Funds as a result.

Shares of the Funds have not been registered for sale outside of the United States.  The ActivePassive Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information on your account application as part of the Funds’ Anti-Money Laundering Program.  As requested on the account application, you should provide your full name, date of birth, social security number and permanent street address.  Mailing addresses containing only a P.O. Box will not be accepted.  Please contact the Transfer Agent at 1-877-273-8635 if you need additional assistance when completing your account application.

If we do not have a reasonable belief of the identity of an investor, the account will be rejected or the investor will not be allowed to perform a transaction on the account until such information is received. The Funds may also reserve the right to close the account within five business days if clarifying information/documentation is not received.  Accounts may only be opened by persons with a valid social security number or tax identification number and permanent U.S. street address.

Investing by wire. If you are making your first investment in a Fund, before you wire funds, the Transfer Agent must have a completed account application.  You can mail or overnight deliver your account application to the Transfer Agent at the above address.  Upon receipt of your completed account application, the Transfer Agent will establish an account for you.  Once your account is established, you may instruct your bank to send the wire.  Your bank must include the name of the Fund you are purchasing, your name, and your account number so that monies can be correctly applied. Your bank should transmit immediately available funds by wire to:

U.S. Bank National Association
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202
ABA #075000022
Credit: U.S. Bancorp Fund Services, LLC
A/C #112-952-137
FFC:  [Name of the Fund and Class]
Shareholder Registration
Shareholder Account Number

If you are making a subsequent purchase, your bank should wire funds as indicated above.  Before each wire purchase, you should be sure to notify the Transfer Agent.  It is essential that your bank include complete information about your account in all wire transactions.  If you have questions about how to invest by wire, you may call the Transfer Agent at 1-877-273-8635.  Your bank may charge you a fee for sending a wire to the Funds.

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Wired funds must be received prior to 4:00 p.m. , Eastern time to be eligible for same day pricing.  Neither the Funds nor U.S. Bank N.A. are responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Subsequent Investments

You may purchase additional shares of the Funds through your broker.  You can also send a check, with the stub from an account statement, to the Funds at the address noted above under “Purchasing Shares Directly from the Funds.”  Please also write your account number on the check.  If you do not have a stub from an account statement, you can write your name, address and account number on a separate piece of paper and enclose it with your check.  If you want to send additional money for investment by wire, it is important for you to call the Funds at 1-877-273-8635.

Other Information

The Distributor or the Advisor may waive the minimum investment requirements for purchases by certain types of accounts, groups or retirement plans.  All investments must be made in U.S. dollars, and checks must be drawn on U.S. banks.  Third-party checks will not be accepted.  A charge will be imposed if a check used to make an investment does not clear.  The Funds and their Distributor reserve the right to reject any investment, in whole or in part.  Federal tax law requires that investors or their brokers provide a certified taxpayer identification number and other certifications on opening an account in order to avoid backup withholding of taxes.  Shares of the Funds have not been registered for sale outside of the United States.

The Funds do not issue share certificates.  All shares are held in non-certificated form on the books of the Funds, for the account of the shareholder.  The Funds, under certain circumstances, may accept investments of securities appropriate for the respective Fund’s portfolio, in lieu of cash.  Prior to making such a purchase, you should call the Advisor to determine if such an investment may be made.  The Advisor may, at its own expense, pay third parties for assistance in gathering assets for the Funds.
The Funds reserve the right to reject any purchase order.

Services Available to Shareholders

Retirement Plans

The Funds offer IRA plans.  You may obtain information about opening an IRA account by calling 1-877-273-8635.  If you wish to open a Keogh, Section 403(b) or other retirement plan, please contact your Financial Intermediary.

Automatic Investment Plan

Once you open your account, you may purchase shares of the Funds, in any amount, through an Automatic Investment Plan (“AIP”).  You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis.  To be eligible for the AIP, your bank must be a domestic institution that is an ACH member.  The Funds may modify or terminate the AIP at any time without notice.  The first AIP purchase will take place no earlier than 15 days after the Transfer Agent has received your request.

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If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account.  Any request to change or terminate an AIP should be submitted to the Transfer Agent five days prior to effective date.

How to Redeem Shares

In general, you may sell or “redeem” shares by contacting your Financial Intermediary.  Shares are redeemed at the next determined NAV per share after your Financial Intermediary receives your order.  You should request your redemption prior to the close of the NYSE, generally 4:00 p.m., Eastern time, to obtain that day’s closing NAV per share.  Redemption requests received after the close of the NYSE will be treated as though received on the next business day.  You may contact the Funds at 1-877-273-8635 for more information.  Shares are also subject to automatic redemption as described in “How to Purchase Shares” above.

Redeeming by telephone. You may also sell your shares, up to $50,000, by giving instructions to the Funds’ Transfer Agent by telephone.  In order to sell by telephone, you will need to elect the telephone redemption option on the new account application.  The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  The Funds may suspend a shareholder's right to sell shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons as permitted by law or as determined by the SEC.  Once a telephone transaction has been placed, it cannot be canceled or modified.

Exchange Privilege

As a shareholder, you have the privilege of exchanging shares of any one of the Funds offered in this Prospectus for shares of another Fund offered in this Prospectus without incurring any additional sales charges. However, you should note the following:

•	Exchanges may only be made between like share classes of any ActivePassive Fund offered to the general public for investment;

•	You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number;

•	Before exchanging into a Fund, read its description in this Prospectus;

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•	Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains depending on the period shares are held;

•
Each Fund reserves the right to refuse exchange purchases by any person or group if, in the Advisor’s judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected (See “Tools to Combat Frequent Transactions” below); and

•	If you have established telephone exchange privileges on your account, you can make a telephone request to exchange your shares for an additional $5 fee.

Signature Guarantees

Signature guarantees will generally be accepted for domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program.  A notary public is not an acceptable signature guarantor.

A signature guarantee is required to redeem shares in the following situations:

•	When ownership is being changed on your account;

•	When redemption proceeds are payable or sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain services on an account;

•	If a change of address was received by the Transfer Agent within the last 15 days;

•	For all redemptions in excess of $50,000 from any shareholder account.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances.

Account and Transaction Policies

Payment of Redemption Proceeds.  Before selling recently purchased shares, please note that if USBFS has not yet collected payment for the shares you are selling, it may delay sending the proceeds until the payment is collected, which may take up to 15 days from the purchase date.

Redemption In-Kind.  The Funds reserve the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Funds’ portfolio (a “redemption in-kind”).  It is not expected that the Funds would do so except during unusual market conditions.  If the Funds pay your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash and will bear any market risks associated with such securities until they are converted into cash.  A redemption in-kind will be treated by you as a taxable exchange of your redeemed shares for the fair market value of the in-kind securities used to satisfy your redemption request.

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Householding. In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-273-8635 to request individual copies of these documents.  Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request.  This policy does not apply to account statements.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders.  The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Funds’ performance. The Funds take steps to reduce the frequency and effect of these activities in the Funds.  These steps include imposing a redemption fee, monitoring trading practices, rejecting exchanges between the Funds that are deemed to be excessive and using fair value pricing.  Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur.  Further, while the Funds make efforts to identify and restrict frequent trading, the Funds receive purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries.  The Funds seek to exercise their judgment in implementing these tools to the best of their abilities in a manner that the Funds believe is consistent with shareholder interests.

Redemption Fees.  The International Fund and the Global Bond Fund each charge a 1.00% redemption fee on the redemption of Fund shares held for five days or less.  This fee (which is paid into the applicable Fund) is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” that engage in the frequent purchase and sale of Fund shares.  The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies.  The redemption fee is deducted from your proceeds and is retained by each Fund for the benefit of its long-term shareholders.  Redemption fees will not apply to shares acquired through the reinvestment of dividends.  Exchange transactions between the Funds are exempt from redemption fees.  Although the Funds have the goal of applying this redemption fee to most such redemptions, the redemption fee may not apply in certain circumstances where it is not currently practicable for the Funds to impose the fee, such as redemptions of shares held in certain omnibus accounts or retirement plans.

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Monitoring Trading Practices.  The Funds monitor selected trades in an effort to detect excessive short-term trading activities.  If, as a result of this monitoring, the Funds believe that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts.  In making such judgments, the Funds seek to act in a manner that they believe is consistent with the best interests of shareholders.  Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Funds handle, there can be no assurance that the Funds’ efforts will identify all trades or trading practices that may be considered abusive.  In compliance with Rule 22c-2 of the 1940 Act, the Distributor, on behalf of the Funds, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their frequent trading policies.

Fair Value Pricing.  Occasionally, reliable market quotations are not readily available.  Fair value determinations are then made in good faith in accordance with procedures adopted by the Board.  Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities.  As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes.  If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Funds would compare the new market quotation to the fair value price to evaluate the effectiveness of its fair valuation.  If any significant discrepancies are found, the Funds may adjust their fair valuation procedures.

The Funds employ fair value pricing selectively to ensure greater accuracy in their daily NAV per share and to prevent dilution by frequent traders or market timers who seek to take advantage of temporary market anomalies.  The Board has developed procedures which utilize fair value pricing when reliable market quotations are not readily available or the Funds’ pricing service does not provide a valuation (or provides a valuation that in the judgment of the Advisor does not represent the security’s fair value), or when, in the judgment of the Advisor, events have rendered the market value unreliable (see, e.g., discussion of non-U.S. securities below).  Valuing securities at fair value involves reliance on judgment.  Fair value determinations are made in good faith in accordance with procedures adopted by the Board and are reviewed annually by the Board.  There can be no assurance that a Fund will obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.  Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that a Fund’s NAV per share is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Fund may value non-U.S. securities at fair value, taking into account such events, when it calculates its NAV per share.  Other types of securities that a Fund may hold for which fair value pricing might be required include, but are not limited to: (a) investments which are frequently traded and/or the market price of which the Advisor believes may be stale; (b) illiquid securities, including “restricted” securities and private placements for which there is no public market; (c) securities of an issuer that has entered into a restructuring; (d) securities whose trading has been halted or suspended; and (e) fixed income securities that have gone into default and for which there is not a current market value quotation.

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General Transaction Policies

Some of the following policies are mentioned above.  In general, the Funds reserve the right to:

•	Vary or waive any minimum investment requirement;
•	Refuse, change, discontinue, or temporarily suspend account services, including purchase, or telephone redemption privileges, for any reason;
•
Reject any purchase request for any reason.  Generally, the Funds do this if the purchase is disruptive to the efficient management of the Funds (due to the timing of the investment or an investor’s history of excessive trading);

•
Redeem all shares in your account if your balance falls below a Fund’s minimum initial investment requirement due to redemption activity.  If, within 30 days of the Fund’s written request, you have not increased your account balance, you may be required to redeem your shares.  The Funds will not require you to redeem shares if the value of your account drops below the investment minimum due to fluctuations of NAV per share;

•	Delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Funds; and
•	Reject any purchase or redemption request that does not contain all required documentation.

Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

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Your Financial Intermediary may establish policies that differ from those of the Funds.  For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus.  Contact your Financial Intermediary for details.

Service Fees – Other Payments to Third Parties
The Funds may pay service fees to intermediaries such as banks, broker-dealers, financial advisors or other financial institutions, including affiliates of the Advisor, for sub-administration, sub-transfer agency and other shareholder services associated with shareholders whose shares are held of record in omnibus, other group accounts or accounts traded through registered securities clearing agents.

The Advisor may receive compensation from broker-dealers that have been designated by the Advisor to provide brokerage and/or custody and clearing services to certain wrap fee and similarly structured managed account programs sponsored by the Advisor.  Compensation is paid to the Advisor by such broker-dealers for providing certain services to the broker-dealers with respect to the servicing of such program accounts.  Such services provided by the Advisor include support and assistance to the broker-dealers with the establishment of program accounts, procedural training and support related to program account processing, and related telephone and web-based support.  Compensation paid to the Advisor may be based on the total assets of such program accounts invested in certain mutual funds, including the Funds.

The Advisor, out of its own resources, and without additional cost to the Funds or their shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Funds. Such payments and compensation are in addition to Rule 12b-1 and service fees paid by each Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Funds on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Funds’ shareholders. The Advisor may also pay cash compensation in the form of finder’s fees that vary depending on the Funds and the dollar amount of the shares sold.

DISTRIBUTIONS AND TAXES

Dividends and Distributions

The Large Cap Growth Fund, Large Cap Value Fund, Small/Mid Cap Fund and International Fund will make distributions of dividends and capital gains, if any, at least annually, typically in December.  The Funds may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

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The Global Bond Fund, the Taxable Bond Fund, and the Municipal Bond Fund distribute substantially all of their net investment income monthly and substantially all of their capital gains annually.

All distributions will be reinvested in Fund shares unless you choose one of the following options:  (1) receive dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) receive capital gain distributions in cash, while reinvesting dividends; (3) reinvest all dividends and capital gains or (4) receive all distributions in cash.  If you wish to change your distribution option, write to the Transfer Agent in advance of the payment date of the distribution.    Distributions will be taxable to shareholders whether received in additional shares or in cash.

If an investor elects to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if a check remains uncashed for six months, the Funds reserve the right to reinvest the distribution check in the shareholder’s account at each Fund’s then current NAV per share and to reinvest all subsequent distributions.

Avoid “Buying a Dividend.”  If you are a taxable investor and invest in a Fund shortly before the record date of a capital gains distribution, the distribution will lower the value of the Fund’s shares by the amount of the distribution and, in effect, you will receive some of your investment back in the form of a taxable distribution.

Tax Consequences

Each Fund has elected and intends to continue to qualify to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). As regulated investment companies, the Funds will not be subject to federal income tax if they distribute their income as required by the tax law and satisfy certain other requirements that are described in the SAI.

The Funds intend to make distributions of dividends and capital gains.  Dividends are taxable to shareholders as ordinary income or, under current law as qualified dividend income, depending on the source of such income to the distributing Fund and the holding period of the Fund for its dividend-paying securities and of you for your Fund shares.  Fund distributions of short-term capital gains are taxable as ordinary income.  Fund distributions of long-term capital gains are taxable as long-term capital gains.  A portion of the ordinary income dividends paid by the Funds may be qualified dividend income eligible to individual investors for taxation at long-term capital gain rates under current law.

The rate an individual shareholder pays on capital gain distributions will depend on how long the Fund held the securities that generated the gains, not on how long the individual owned the Fund shares.  The maximum capital gains rate for corporate shareholders is the same as the maximum tax rate for ordinary income.

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You will be taxed on distributions of the Funds if you either receive your dividends and capital gain distributions in cash, or if they are reinvested in additional Fund shares.  Both cash and reinvested distributions will be taxed in the same manner.

By law, the Funds must withhold as backup withholding a percentage (currently 28%) of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Funds to do so.

If you sell or exchange your Fund shares, it is considered a taxable event for you.  Depending on the purchase price and the sale price of the shares you sell or exchange and your adjusted tax basis for the shares, you may have a gain or a loss on the transaction.  Exchanges are considered a sale and purchase of Fund shares for tax purposes and may be taxed as ordinary income or long-term capital gains, depending on the period shares are held.  You are responsible for any tax liabilities generated by your transaction.

This discussion of dividends, distributions and taxes is not intended or written to be used as tax advice.  Additional information concerning the taxation of the Funds is contained in the SAI.  Because everyone’s tax situation is unique, you should consult your own tax advisor concerning federal, state and local taxation of an investment in a Fund based on your individual circumstances.

INDEX DESCRIPTIONS

Please note that you cannot invest directly in an index, although you may invest in the underlying funds represented in an index.

The Barclays Capital U.S. Aggregate Bond Index is a market-capitalization weighted index of investment-grade fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year. (TAXABLE BOND FUND)

The Barclays Capital U.S. Municipal Bond Index serves as a benchmark for long-term, investment-grade, tax-exempt municipal bond funds. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and prerefunded bonds. (MUNICIPAL BOND FUND)

The MSCI EAFE Index is a free float adjusted market capitalization index that is designed to measure developed market equity performance of 21 developed markets outside North America. (INTERNATIONAL FUND)

The BofAML Global Broad Market Index tracks the performance of investment grade debt publicly issued in the major domestic and Eurobond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities. (GLOBAL BOND FUND)

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe.  It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. (LARGE CAP GROWTH FUND)

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe.  It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. (LARGE CAP VALUE FUND)

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The Russell 2500 ™ Index measures the performance of the small to mid-cap segment of the U.S. equity universe.  Russell 2500 ™ Index is a subset of the Russell 3000 ® Index. (SMALL/MID CAP FUND)

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe.  It includes those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. (SMALL/MID CAP FUND)

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the Funds’ financial performance for the period of the Funds’ operations.  Certain information reflects the financial results for a single share of each Fund.  The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds assuming reinvestment of all dividends and distributions.  This information has been audited by Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, is included in the Funds’ Annual Report, which is available upon request.

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ActivePassive Large Cap Growth Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$11.04	$9.80	$15.00

Income from investment operations:
Net investment loss(1)	(0.01)	---	(0.02)
Net realized and unrealized gains (losses) on securities	2.09	1.24	(5.18)
Total from investment operations	2.08	1.24	(5.20)

Less distributions:
Dividends from net investment income	(0.01)	---	---
Dividends from net realized gains	---	---	---
Total distributions	(0.01)	---	---

Net asset value, end of period	$13.11	$11.04	$9.80

TOTAL RETURN	18.83%	12.65%	-34.67	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$25.9	$8.7	$2.3
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.86%	4.12%	9.39	%^
After advisory fee waiver(2)	1.30%	1.30%	1.47	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	-0.73%	-2.78%	-8.26	%^
After advisory fee waiver	-0.17%	0.04%	-0.34	%^
Portfolio turnover rate	20%	19%	10	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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ActivePassive Large Cap Value Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$10.45	$10.01	$15.00

Income from investment operations:
Net investment income(1)	0.11	0.12	0.09
Net realized and unrealized gains (losses) on securities	1.24	0.45	(5.08)
Total from investment operations	1.35	0.57	(4.99)

Less distributions:
Dividends from net investment income	(0.10)	(0.13)	---
Dividends from net realized gains	---	---	---
Total distributions	(0.10)	(0.13)	---

Net asset value, end of period	$11.70	$10.45	$10.01

TOTAL RETURN	12.97%	5.91%	-33.27	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.0	$8.0	$2.4
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.95%	4.07%	8.24	%^
After advisory fee waiver(2)	1.20%	1.20%	1.46	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	0.43%	-1.25%	-5.39	%^
After advisory fee waiver	1.18%	1.62%	1.39	%^
Portfolio turnover rate	9%	15%	23	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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ActivePassive Small/Mid Cap Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$9.42	$8.85	$15.00

Income from investment operations:
Net investment loss(1)	(0.05)	(0.05)	(0.08)
Net realized and unrealized gains (losses) on securities	2.88	0.62	(6.07)
Total from investment operations	2.83	0.57	(6.15)

Less distributions:
Dividends from net investment income	---	---	---
Dividends from net realized gains	---	---	---
Total distributions	---	---	---

Net asset value, end of period	$12.25	$9.42	$8.85

TOTAL RETURN	30.04%	6.44%	-41.00	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$21.4	$7.4	$4.0
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	2.31%	3.98%	4.88	%^
After advisory fee waiver(2)	1.50%	1.50%	1.59	%^
Ratio of net investment loss to average net assets:
Before advisory fee waiver	-1.52%	-3.21%	-4.51	%^
After advisory fee waiver	-0.71%	-0.73%	-1.22	%^
Portfolio turnover rate	71%	88%	24	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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ActivePassive International Equity Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$10.86	$8.90	$15.00

Income from investment operations:
Net investment income(1)	0.09	0.06	0.13
Net realized and unrealized gains (losses) on securities	1.27	2.04	(6.23)
Total from investment operations	1.36	2.10	(6.10)

Less distributions:
Dividends from net investment income	(0.12)	(0.14)	---
Dividends from net realized gains	---	---	---
Total distributions	(0.12)	(0.14)	---

Net asset value, end of period	$12.10	$10.86	$8.90

TOTAL RETURN	12.56%	24.01%	-40.67	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$22.2	$13.5	$6.9
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	2.47%	3.62%	3.92	%^
After advisory fee waiver(2)	1.30%	1.30%	1.57	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	-0.47%	-1.60%	-0.42	%^
After advisory fee waiver	0.70%	0.72%	1.93	%^
Portfolio turnover rate	16%	54%	19	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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ActivePassive Global Bond Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$15.89	$13.35	$15.00

Income from investment operations:
Net investment income(1)	0.27	0.50	0.31
Net realized and unrealized gains (losses) on securities	0.87	2.56	(1.66)
Total from investment operations	1.14	3.06	(1.35)

Less distributions:
Dividends from net investment income	(0.27)	(0.51)	(0.30)
Dividends from net realized gains	---	---	---
Return of capital	---	(0.01)	---
Total distributions	(0.27)	(0.52)	(0.30)

Net asset value, end of period	$16.76	$15.89	$13.35

TOTAL RETURN	7.32%	23.42%	-9.27	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$12.5	$5.8	$2.6
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	2.53%	4.72%	8.68	%^
After advisory fee waiver(2)	1.20%	1.20%	1.20	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	0.31%	-0.39%	-4.25	%^
After advisory fee waiver	1.64%	3.13%	3.23	%^
Portfolio turnover rate	2%	15%	0	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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ActivePassive Intermediate Taxable Bond Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$15.48	$14.29	$15.00

Income from investment operations:
Net investment income(1)	0.31	0.42	0.30
Net realized and unrealized gains (losses) on securities	0.68	1.19	(0.71)
Total from investment operations	0.99	1.61	(0.41)

Less distributions:
Dividends from net investment income	(0.31)	(0.42)	(0.30)
Dividends from net realized gains	---	---	---
Total distributions	(0.31)	(0.42)	(0.30)

Net asset value, end of period	$16.16	$15.48	$14.29

TOTAL RETURN	6.50%	11.35%	-2.77	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$23.6	$11.4	$5.9
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.77%	2.69%	4.42	%^
After advisory fee waiver(2)	1.00%	1.00%	1.34	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	1.22%	1.03%	-0.19	%^
After advisory fee waiver	1.99%	2.72%	2.89	%^
Portfolio turnover rate	49%	40%	50	%+

*	Commencement of operations for shares was December 31, 2007.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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ActivePassive Intermediate Municipal Bond Fund
For a share outstanding throughout each period

	Year Ended October 31, 2010	Year Ended October 31, 2009	December 31, 2007* through October 31, 2008
PER SHARE DATA:
Net asset value, beginning of period	$15.24	$14.13	$15.00

Income from investment operations:
Net investment income(1)	0.41	0.41	0.21
Net realized and unrealized gains (losses) on securities	0.61	1.12	(0.87)
Total from investment operations	1.02	1.53	(0.66)

Less distributions:
Dividends from net investment income	(0.41)	(0.41)	(0.21)
Dividends from net realized gains	---#	(0.01)	---
Total distributions	(0.41)	(0.42)	(0.21)

Net asset value, end of period	$15.85	$15.24	$14.13

TOTAL RETURN	6.76%	10.91%	-4.47	%+

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (millions)	$13.6	$13.1	$7.3
Ratio of expenses to average net assets:
Before advisory fee waiver(2)	1.84%	2.30%	3.67	%^
After advisory fee waiver(2)	1.00%	1.00%	1.34	%^
Ratio of net investment income (loss) to average net assets:
Before advisory fee waiver	1.74%	1.43%	-0.30	%^
After advisory fee waiver	2.58%	2.73%	2.03	%^
Portfolio turnover rate	41%	28%	2	%+

*	Commencement of operations for shares was December 31, 2007.
#	Amount is less than ($0.01) per share.
+	Not Annualized.
^	Annualized.
(1)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(2)	Does not include expenses of the investment companies in which the Fund invests.

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and/or
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of any Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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Advisor
FundQuest Incorporated
One Winthrop Square
Boston, Massachusetts 02110

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street
New York, New York 10022

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

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ActivePassive Large Cap Growth Fund	ActivePassive Global Bond Fund
ActivePassive Large Cap Value Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Fund	ActivePassive Intermediate Municipal Bond Fund
ActivePassive International Equity Fund

Each Fund is a series of Advisors Series Trust
www.activepassivefunds.com

FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information
The SAI provides additional details about the investments and techniques of the Funds and certain other additional information.  A current SAI is on file with the SEC and is incorporated into this Prospectus by reference.  This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports
The Funds’ Annual and Semi-Annual Reports (collectively, the “Shareholder Reports”) provide the most recent financial reports and portfolio listings. The Annual Report contains a discussion of the market conditions and investment strategies that affected the Funds’ performance during each Fund’s last fiscal year.

The SAI and the Shareholder Reports are available free of charge on the Funds’ website at www.activepassivefunds.com.  You can obtain a free copy of the SAI and Shareholder Reports, request other information, or make general inquires about the Funds by calling the Funds (toll-free) at 1-877-273-8635 or by writing to:

ACTIVEPASSIVE FUNDS
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
www.activepassivefunds.com

You may review and copy information including the SAI and Shareholder Reports at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C.  You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090.  Reports and other information about the Funds are also available:

•	Free of charge from the Commission’s EDGAR database on the Commission’s Internet website at http://www.sec.gov;
•	For a fee, by writing to the Public Reference Room of the Commission, Washington, D.C. 20549-1520; or
•	For a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-07959.)

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STATEMENT OF ADDITIONAL INFORMATION
February 28, 2011

Ticker Symbols:
Domestic Equity Funds	Class A
ActivePassive Large Cap Growth Fund	APLGX
ActivePassive Large Cap Value Fund	APLVX
ActivePassive Small/Mid Cap Fund	APMGX

International Funds
ActivePassive International Equity Fund	APIEX
ActivePassive Global Bond Fund	APGLX

Domestic Bond Funds
ActivePassive Intermediate Taxable Bond Fund	APTAX
ActivePassive Intermediate Municipal Bond Fund	APMUX

Each (a “Fund” together, the “Funds” or the “ActivePassive Funds”)

Class A
Each Fund is a series of
Advisors Series Trust
(the “Trust”)

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Funds’ Prospectus dated February 28, 2011, as may be revised.  FundQuest Incorporated (the “Advisor” or “FundQuest”), is the investment advisor to the Funds.  Copies of the Prospectus may be obtained by contacting the Funds at the address or telephone number below or by visiting the Funds’ website at www.activepassivefunds.com.

ActivePassive Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
1-877-273-8635

The Funds’ audited financial statements and notes thereto for the fiscal year ended October 31, 2010, and the unqualified reports of Tait, Weller & Baker LLP, the Funds’ independent registered public accounting firm, on such financial statements are included in the Funds’ Annual Report to Shareholders for the fiscal year ended October 31, 2010 (the “Annual Report”) and are incorporated by reference into this SAI.  A copy of the Annual Report may be obtained without charge by calling or writing the Funds as shown above.

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THE TRUST

The Trust was organized as a Delaware statutory trust under the laws of the State of Delaware on October 3, 1996, and is registered with the Securities and Exchange Commission (the “SEC”) as an open-end management investment company.  The Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) permits the Trust’s Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, which may be issued in any number of series.  The Trust consists of various series that represent separate investment portfolios.  The Board may from time to time issue other series, the assets and liabilities of which will be separate and distinct from any other series.  This SAI relates only to the Funds.

Registration with the SEC does not involve supervision of the management or policies of the Funds.  The Funds’ Prospectus and this SAI omit certain of the information contained in the Trust’s Registration Statement filed with the SEC.  Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Funds commenced operations on December 31, 2007.

INVESTMENT POLICIES

The following paragraphs provide more detail regarding the Funds’ investment policies and the associated risks identified in the Funds’ Prospectus.  Unless otherwise noted, these policies pertain to all of the Funds and are not fundamental and may be changed by the Board.  Each Fund is permitted to hold securities and engage in various strategies as described hereafter, but none are obligated to do so, except as otherwise noted.  Where relevant, references to the Advisor include the sub-advisor, unless noted otherwise.

Non-Diversification of Investments

Each of the Funds is non-diversified under the Investment Company Act of 1940 (the “1940 Act”).  This means that there is no restriction as to how much each Fund may invest in the securities of any one issuer.  However, to qualify for tax treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, (the “Code”), the Funds all intend to comply, as of the end of each taxable quarter, with diversification requirements imposed by the Code.  Pursuant to these requirements, at the end of each taxable quarter, each Fund, among other things, will not have investments in the securities of any one issuer (other than U.S. government securities or securities of other regulated investment companies) of more than 25% of the value of each Fund’s total assets.  In addition, each Fund, with respect to 50% of its total assets, will not have investments in the securities of any issuer equal to 5% of each Fund’s total assets, and will not purchase more than 10% of the outstanding voting securities of any one issuer.  As non-diversified investment companies, the Funds may be subject to greater risks than diversified investment companies because of the larger impact of fluctuation in the values of securities of fewer issuers.

Percentage Limitations

Whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the Fund’s acquisition or sale of such security or other asset.  Accordingly, except with respect to borrowing and illiquid securities, any subsequent change in values, net assets or other circumstances will not be considered in determining whether an investment complies with the Fund’s investment policies and limitations.  In addition, if a bankruptcy or other extraordinary event occurs concerning a particular investment by a Fund, the Fund may receive stock, real estate or other investments that the Fund would not, or could not buy.  If this happens the Fund would sell such investments as soon as practicable while trying to maximize the return to its shareholders.

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Borrowing

The Funds are authorized to borrow money from time to time for temporary, extraordinary or emergency purposes or for clearance of transactions in amounts not to exceed at any time 33 1/3% of the value of their net assets at the time of such borrowings.  The use of borrowing by the Funds involves special risk considerations that may not be associated with other funds having similar objectives and policies.  Since substantially all of the Funds’ assets fluctuate in value, while the interest obligation resulting from a borrowing will be fixed by the terms of each Fund’s agreement with its lender, the net asset value per share of each Fund will tend to increase more when its portfolio securities increase in value and to decrease more when its portfolio assets decrease in value than would otherwise be the case if the Funds did not borrow.  In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds.  Under adverse market conditions, the Funds might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

Recent Regulatory Events

The U.S. Government, the Federal Reserve, the Treasury, the SEC, the Federal Deposit Insurance Corporation and other governmental and regulatory bodies have recently taken or are considering taking actions to address the financial crisis.  These actions include, but are not limited to, the enactment by the United States Congress of the “Dodd-Frank Wall Street Reform and Consumer Protection Act,” which was signed into law on July 21, 2010, and imposes a new regulatory framework over the U.S. financial services industry and the consumer credit markets in general, and proposed regulations by the SEC.  Given the broad scope, sweeping nature, and relatively recent enactment of some of these regulatory measures, the potential impact they could have on securities held by the Funds is unknown.  There can be no assurance that these measures will not have an adverse effect on the value or marketability of securities held by the Funds.  Furthermore, no assurance can be made that the U.S. Government or any U.S. regulatory body (or other authority or regulatory body) will not continue to take further legislative or regulatory action in response to the economic crisis or otherwise, and the effect of such actions, if taken, cannot be known.

The Funds may invest in the following types of investments, each of which is subject to certain risks, as discussed below.

Equity Securities

Common stocks, preferred stocks, convertible securities, rights, warrants and Depositary Receipts (“DRs”) are examples of equity securities in which the Funds may invest.

All investments in equity securities are subject to market risks that may cause their prices to fluctuate over time.  Historically, the equity markets have moved in cycles and the value of the securities in a Fund’s portfolio may fluctuate substantially from day to day.  Owning an equity security can also subject a Fund to the risk that the issuer may discontinue paying dividends.

Common Stocks. A common stock represents a proportionate share of the ownership of a company and its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions.  In addition to the general risks set forth above, investments in common stocks are subject to the risk that in the event a company in which a Fund invests is liquidated, the holders of preferred stock and creditors of that company will be paid in full before any payments are made to the Fund as a holder of common stock.  It is possible that all assets of that company will be exhausted before any payments are made to the Fund.

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Preferred Stocks. Each Fund may invest in preferred stocks.  A preferred stock blends the characteristics of a bond and common stock.  It can offer the fixed dividends of a bond and the equity ownership of a common stock.  Unlike common stock, its participation in the issuer’s growth may be limited.  Preferred stock prices tend to fluctuate with changes in interest rates rather than the issuing company’s business prospects.  Preferred stock has priority claim over common stock: (a) in the receipt of dividends, and (b) should the issuer be dissolved, in any residual assets after payment to creditors.  Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Convertible Securities. Each Fund may invest in convertible securities. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Foreign Investments

Each Fund may make significant investments in securities of non-U.S. issuers (“foreign securities”).  The Funds (with the exception of the ActivePassive International Equity Fund and ActivePassive Global Bond Fund) reserve the right to invest up to 15% of their net assets in DRs and dollar-denominated securities.  The ActivePassive International Equity Fund and the ActivePassive Global Bond Fund may invest in securities purchased on a foreign exchange, DRs and dollar-denominated securities without limit.

Depositary Receipts.  The Funds (with the exception of the ActivePassive International Equity Fund and ActivePassive Global Bond Fund) may invest up to 15% of their net assets in DRs.  DRs, such as American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”), are typically issued in connection with a U.S. or foreign bank or trust company and evidence ownership of underlying securities issued by a foreign corporation.  In particular, ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets.  These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged.  These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions.  Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies.  ADRs may be purchased through “sponsored” or “unsponsored” facilities.  A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security.  Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

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Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors.  Individual foreign economies of certain countries may differ favorably or unfavorably from the United States’ economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position.  The internal politics of certain foreign countries may not be as stable as those of the United States.  Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies.  Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect on market prices of securities and payment of interest.  The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners.  Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations.  The Funds (with the exception of the ActivePassive International Equity Fund and ActivePassive Global Bond Fund) will invest only in securities denominated in U.S. dollars.  For this reason, the value of the Funds’ assets may not be subject to risks associated with variations in the value of foreign currencies relative to the U.S. dollar to the same extent as might otherwise be the case.  Changes in the value of foreign currencies against the U.S. dollar may, however, affect the value of the assets and/or income of foreign companies whose U.S. dollar denominated securities are held by the Funds.  Such companies may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Taxes.  The interest and dividends payable on certain of the Funds’ foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Funds’ shareholders.  Based on the principal investment strategies of the Funds, it is not expected that a Fund will be eligible to pass through to its shareholders any credits or deductions against their U.S. federal income tax with respect to any foreign withholding taxes paid by the Fund.

Emerging Market Countries

The ActivePassive International Equity Fund and the ActivePassive Global Bond Fund each may invest assets in emerging market countries or developing countries as defined by World Bank International Financial Corporation or the United Nations.  Developing countries may impose restrictions on a Fund’s ability to repatriate investment income or capital.  Even when there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operation of each Fund.

Some of the currencies in emerging markets have experienced devaluation relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies.  Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector.  In some countries, the government owns or controls many companies.  As such, government actions in the future could have a significant effect on economic conditions in developing countries which could affect the private sector companies in which the ActivePassive International Equity Fund and the ActivePassive Global Bond Fund invest.  Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments.  Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involve a high degree of risk.

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Small and Medium-Sized Companies

Many of the companies in which the Funds may invest will include those that have limited product lines, services, markets, or financial resources, or that are dependent on a small management group.  In addition, because these stocks may not be well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies or companies with larger capitalizations (“large-sized companies”).  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by a Fund.

Historically, smaller companies and the stocks of smaller or medium-sized companies (“small-sized companies”) have been more volatile in price than large-sized companies.  Among the reasons for the greater price volatility of these small-sized company stocks are the less certain growth prospects of small-sized companies, the lower degree of liquidity in the markets for such stocks, the greater sensitivity of small-sized companies to changing economic conditions and the fewer market makers and wider spreads between quoted bid and asked prices which exist in the over-the-counter market for such stocks.  Besides exhibiting greater volatility, small-sized company stocks may, to a degree, fluctuate independently of large-sized company stocks.  Small-sized company stocks may decline in price as large-sized company stocks rise, or rise in price as large-sized company stocks decline.  Investors should therefore expect that a Fund that invests primarily in small-sized companies will be more volatile than, and may fluctuate independently of, broad stock market indices such as the S&P 500® Index.

Investment Company Securities

Each Fund may invest in shares of other registered investment companies including exchange-traded funds (“ETFs”), money market funds and other mutual funds in pursuit of its investment objectives, subject to the limitations set forth in the 1940 Act.  This may include investment in money market mutual funds in connection with a Fund’s management of daily cash positions.  Investments in the securities of other registered investment companies may involve duplication of management fees and certain other expenses.  By investing in another investment company, a Fund will become a shareholder of that investment company.  As a result, Fund shareholders indirectly will bear the Fund’s proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund’s own operations.

Section 12(d)(1)(A) of the 1940 Act prohibits a fund from purchasing (1) more than 3% of the total outstanding voting stock of another fund; (2) securities of another fund having an aggregate value in excess of 5% of the value of the acquiring fund; and (3) securities of the other fund and all other funds having an aggregate value in excess of 10% of the value of the total assets of the acquiring fund.  There are some exceptions, however, to these limitations pursuant to various rules promulgated by the SEC.

The Funds may rely on Section 12(d)(1)(F) and Rule 12d1-3 of the 1940 Act, which provide an exemption from Section 12(d)(1) that allows a Fund to invest all of its assets in other registered funds, including ETFs, if, among other conditions: (a) the Fund, together with its affiliates, acquires no more than 3% of the outstanding voting stock of any acquired fund, and (b) the sales load charged on the Fund’s shares is no greater than the limits set forth in Rule 2830 of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to a fund of funds ( i.e. , 8.5%) .

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Exchange-Traded Funds.  As a complement to their strategy of investing in mutual funds, the Funds may also purchase shares of other types of investment companies, such as closed-end funds and ETFs, and is currently investing a significant portion of its assets in ETFs.  ETFs are investment companies that are bought and sold on a national securities exchange.  An ETF is similar to a traditional mutual fund, but trades at different prices during the day on a security exchange like a stock.  An ETF represents a fixed portfolio of securities that is typically designed to track a particular market index.  Like other investment companies, ETFs have management fees that are part of their costs, and a Fund will indirectly bear its proportionate share of these costs.

Because the Funds invest in ETFs, they are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of an ETF’s shares may trade at a discount to its net asset value (“NAV”), an active secondary trading market may not develop or be maintained, trading may be halted by or shares delisted from the exchange in which they trade, which may impact a Fund’s ability to sell its shares.  The lack of liquidity in a particular ETF could result in it being more volatile than the ETF’s underlying portfolio of securities.  ETFs are also subject to the risks of the underlying securities or sectors the ETF is designed to track.

In addition, each Fund’s investment in ETFs is also subject to its limitations on investments in investment companies discussed above.  To the extent a Fund invests in ETFs which focus on a particular market segment or industry, the Fund will also be subject to the risks associated with investing in those sectors or industries.  The shares of the ETFs in which the Funds will invest will be listed on a national securities exchange and the Funds will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its NAV per share.

As a purchaser of ETF shares on the secondary market, each Fund will be subject to the market risk associated with owning any security whose value is based on market price.  ETF shares historically have tended to trade at or near their NAV per share, but there is no guarantee that they will continue to do so.  Unlike traditional mutual funds, shares of an ETF may be purchased and redeemed directly from the ETFs only in large blocks (typically 50,000 shares or more) and only through participating organizations that have entered into contractual agreements with the ETF.  The Funds may enter into such agreements and therefore will be able to purchase and redeem its ETF shares directly from the ETF.

Government Obligations

The Funds may make short-term investments in U.S. Government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export-Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation, and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality.  No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

As of September 7, 2008, the Federal Housing Finance Agency (“FHFA”) has been appointed to be the Conservator of the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association for an indefinite period.  In accordance with the Federal Housing Finance Regulatory Reform Act of 2008 and the Federal Housing Enterprises Financial Safety and Soundness Act of 1992, as Conservator, the FHFA will control and oversee the entities until the FHFA deems them financially sound and solvent.  During the Conservatorship, each entity’s obligations are expected to be paid in the normal course of business.  Although no express guarantee exists for the debt or mortgage-backed securities issued by the entities, the U.S. Department of Treasury, through a secured lending credit facility and a Senior Preferred Stock Purchase Agreement, has attempted to enhance the ability of the entities to meet their obligations.

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Debt Securities

The Funds may invest in debt securities, including those convertible into common stocks.

Debt securities purchased by each Fund will typically consist of obligations that are rated investment grade or better, having at least adequate capacity to pay interest and typically repay principal.

Short-Term, Temporary, and Cash Investments

When the Advisor believes market, economic or political conditions are unfavorable for investors, the Advisor may invest up to 100% of the Funds’ net assets in a temporary defensive manner or hold a substantial portion of their net assets in cash, cash equivalents or other short-term investments.  Unfavorable market or economic conditions may include excessive volatility or a prolonged general decline in the securities markets, or the U.S. economy.  Temporary defensive investments generally may include U.S. Government securities, certificates of deposit, high-grade commercial paper, repurchase agreements, shares of money market mutual funds and other money market equivalents.  The Advisor also may invest in these types of securities or hold cash while looking for suitable investment opportunities or to maintain liquidity.  The Funds may invest in any of the following securities and instruments:

Money Market Mutual Funds.  The Funds may invest in money market mutual funds in connection with their management of daily cash positions or as a temporary defensive measure.  Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity.  They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments.  These investments generally mature within 397 days from the date of purchase.  An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.  The Funds’ investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Funds will generally be higher than the cost of investing directly in shares of the underlying money market mutual fund.  You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Funds’ direct fees and expenses.  Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits.  The Funds may acquire bank certificates of deposit, bankers’ acceptances and time deposits.  Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return.  Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity.  Certificates of deposit and bankers’ acceptances acquired by the Funds will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.  If the Funds hold instruments of foreign banks or financial institutions, they may be subject to additional investment risks that are different in some respects from those incurred by a fund that invests only in debt obligations of U.S. domestic issuers.  Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located on interest income payable on the securities, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on these securities.

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Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower, and subject to other regulations designed to promote financial soundness.  However, such laws and regulations do not necessarily apply to foreign bank obligations that the Funds may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment objectives and policies stated above and in their Prospectus, the Funds may make interest-bearing time or other interest-bearing deposits in commercial or savings banks.  Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations.  The Funds may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations.  The Funds may invest a portion of their assets in commercial paper and short-term notes.  Commercial paper consists of unsecured promissory notes issued by corporations.  Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Advisor to be of comparable quality.  These rating symbols are described in the Appendix.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper.  While such obligations generally have maturities of ten years or more, the Funds may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “AA” or higher by S&P or “Aa” or higher by Moody’s.

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Municipal Securities

The ActivePassive Intermediate Municipal Bond Fund invests primarily in municipal securities.  Municipal securities are debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivisions or financing authority of any of these, the income from which is, the opinion of qualified legal counsel, exempt from federal regular income tax (“Municipal Securities”).

Municipal Securities are generally issued to finance public works such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, and water and sewer works.  They are also issued to repay outstanding obligations, to include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations.  The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are “general obligation” bonds and “revenue” bonds.  General obligation bonds are secured by the issuer’s pledge of full faith and credit and taxing power for the payment of the bond’s principal and interest.  Interest on, and principal of, revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue.  Revenue bonds do not represent a pledge of credit or create any debt of, or charge against, the general revenues of a municipality or public authority.  Industrial development bonds are typically classified as revenue bonds.  Each Fund may invest in, but is not limited to, the following types of Municipal Securities: industrial development bonds; municipal notes and bonds; serial notes and bonds sold with a series of maturity dates; tax anticipation notes and bonds sold to finance working capital needs of municipalities in anticipation of receiving taxes at a later date; bond anticipation notes sold in anticipation of the issuance of longer-term bonds in the future; pre-refunded municipal bonds refundable at a later date (payment of principal and interest on pre-refunded bonds are assured through the first call date by the deposit in escrow of U.S. government securities); and general obligation bonds secured by a municipality’s pledge of taxation.

The Funds are not required to sell a Municipal Security if the security’s rating is reduced below the required minimum subsequent to the Fund’s purchase of the security.  However, each Fund will consider this event in the determination of whether it should continue to hold the security in its portfolio.  If ratings made by Moody’s, S&P or Fitch, Inc. change because of changes in those organizations or in their rating systems, a Fund will try to use comparable ratings as standards in accordance with the investment policies described in the Funds’ Prospectus.

The Municipal Securities in which the Fund invests typically have a dollar-weighted average effective maturity of more than three years but less than twelve years.

Municipal Securities Risks.  The value of the Fund’s shares will fluctuate.  The amount of this fluctuation is dependent, to a certain extent, upon the quality and maturity of the Municipal Securities in each Fund’s portfolio, as well as on market conditions.  Municipal Securities prices are interest rate sensitive, which means that their value varies inversely with market interest rates.  Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost.  Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.  (In either instance, if the security was held to maturity, no loss or gain normally would be realized as a result of interim market fluctuations.)

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the money market and the taxable and Municipal Securities market; the size of the particular offering; the maturity of the obligations; and the credit quality of the issue.  The ability of a Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities to meet their obligations for the payment of interest and principal when due.

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Further, any adverse economic conditions or developments affecting the states or municipalities could impact the Fund’s portfolio.  Investing in Municipal Securities that meet the Fund’s quality standards may not be possible if the states and municipalities do not maintain their current credit ratings.

Illiquid Securities

Typically, each Fund may hold up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called, “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity.  A considerable period of time may elapse between a Fund’s decision to dispose of such securities and the time when the Fund is able to dispose of them, during which time the value of the securities could decline.

Restricted securities issued pursuant to Rule 144A under the Securities Act of 1933, as amended, which have a readily available market, usually are not deemed illiquid for purposes of this limitation by the Funds.  However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

INVESTMENT RESTRICTIONS

The Trust (on behalf of the Funds) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the Fund’s outstanding voting securities” as defined in the 1940 Act.  Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of a Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

As a matter of fundamental policy, the Funds are non-diversified.  The Funds’ investment objectives are fundamental.

In addition, the Funds may not:

1.
Issue senior securities, borrow money or pledge its assets, except that (i) the Funds may borrow from banks in amounts not exceeding 33-1/3 percent of their total assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Funds from engaging in options transactions, short sales or securities lending, provided that asset coverage requirements are met;

2.	Act as underwriter (except to the extent each Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

3.
Purchase or sell commercial real estate unless acquired as a result of ownership of securities (although the Funds may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate);

4.
Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Funds from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities;

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5.	Make loans of money (except for purchases of debt securities consistent with the investment policies of the Funds and except for repurchase agreements); or

6.
Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of each Fund’s investments in that industry would equal or exceed 25% of the current value of the Fund’s total assets, provided that this restriction does not limit a Fund’s investments in (i) securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (ii) securities of other investment companies, or (iii) repurchase agreements.

The Funds observe the following restrictions as a matter of operating but not fundamental policy.  Except as noted below, the Funds may:

1.	Not make investments for the purpose of exercising control or management;

2.
Not hold more than 15% of each Fund’s net assets in illiquid securities.  For this purpose, illiquid securities include, among other, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days; or

3.
Lend securities from its portfolio to approved brokers, dealers and financial institutions, to the extent permitted under the 1940 Act, including the rules, regulations and exemptions thereunder, which currently limit such activities to one-third of the value of a Fund’s total assets (including the value of the collateral received).  Any such loans of portfolio securities will be fully collateralized based on values that are marked-to-market daily.

If a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Funds will not be considered a violation, except that there is an ongoing asset coverage requirement in the case of borrowings.  If the value of each Fund’s holdings of illiquid securities at any time exceeds the percentage limitation applicable at the time of acquisition due to subsequent fluctuations in value or other reasons, the Board will consider what actions, if any, are appropriate to maintain adequate liquidity.

MANAGEMENT

The overall management of the business and affairs of the Trust is vested with its Board.  The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Fund Accountant, Custodian and Transfer Agent (each as defined herein).  The Trust’s day-to-day operations are delegated to its officers, subject to the Funds’ investment objectives, strategies, and policies and to general supervision by the Board.

The Trustees and officers of the Trust, their ages, positions with the Trust, term of office with the Trust and length of time served, their business addresses and principal occupations during the past five years and other directorships held during the past five years are listed in the table below.

Independent Trustees(1)
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Sallie P. Diederich (age 60) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since January 2011.	Independent Mutual Fund Consultant, (1995 to present); Advisor Corporate Controller, Transamerica Fund Management Company (1994 to 1995); Senior Vice President, Mutual Fund and Custody Operations, Putnam Investments (1992 to 1993); Vice President and Controller, Mutual Fund Accounting, American Capital Mutual Funds (1986 to 1992).	7	None.

Donald E. O’Connor (age 74) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; former Financial Consultant and former Executive Vice President and Chief Operating Officer of ICI Mutual Insurance Company (until January 1997).	7	Trustee, The Forward Funds (35 portfolios).

George J. Rebhan (age 76) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since May 2002.	Retired; formerly President, Hotchkis and Wiley Funds (mutual funds) (1985 to 1993).	7	Independent Trustee from 1999 to 2009, E*TRADE Funds.

George T. Wofford (age 71) 615 E. Michigan Street Milwaukee, WI 53202	Trustee	Indefinite term since February 1997.	Retired; formerly Senior Vice President, Federal Home Loan Bank of San Francisco.	7	None.

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Interested Trustee
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee(2)	Other Directorships Held During Past Five Years

Joe D. Redwine(3) (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Interested Trustee	Indefinite term since September 2008.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).	7	None.

Officers
Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Joe D. Redwine (age 63) 615 E. Michigan Street Milwaukee, WI 53202	Chairman and Chief Executive Officer	Indefinite term since September 2007.	President, CEO, U.S. Bancorp Fund Services, LLC (May 1991 to present).

Douglas G. Hess (age 43) 615 E. Michigan Street Milwaukee, WI 53202	President and Principal Executive Officer	Indefinite term since June 2003.	Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (March 1997 to present).

Cheryl L. King (age 49) 615 E. Michigan Street Milwaukee, WI 53202	Treasurer and Principal Financial Officer	Indefinite term since December 2007.	Assistant Vice President, Compliance and Administration, U.S. Bancorp Fund Services, LLC (October 1998 to present).

Michael L. Ceccato (age 53) 615 E. Michigan Street Milwaukee, WI 53202	Vice President, Chief Compliance Officer and AML Officer	Indefinite term since September 2009.	Vice President, U.S. Bancorp Fund Services, LLC (February 2008 to present); General Counsel/Controller, Steinhafels, Inc. (September 1995 to February 2008).

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Name, Address and Age	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years

Jeanine M. Bajczyk, Esq. (age 45) 615 E. Michigan Street Milwaukee, WI 53202	Secretary	Indefinite term since June 2007.
Senior Vice President and Counsel, U.S. Bancorp Fund Services, LLC (May 2006 to present); Senior Counsel, Wells Fargo Funds Management, LLC (May 2005 to May 2006); Senior Counsel, Strong Financial Corporation (January 2002 to April 2005).

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Funds.  The Funds do not hold themselves out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

(3)
Mr. Redwine is an “interested person” of the Trust as defined by the 1940 Act.  Mr. Redwine is an interested Trustee of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC who acts as principal underwriter to the series of the Trust.

Additional Information Concerning Our Board of Trustees

The Role of the Board
The Board provides oversight of the management and operations of the Trust.  Like all mutual funds, the day-to-day responsibility for the management and operation of the Trust is the responsibility of various service providers to the Trust, such as the Trust’s advisors, distributor, administrator, custodian, and transfer agent, each of whom are discussed in greater detail in this SAI.  The Board approves all significant agreements between the Trust and its service providers, including the agreements with the advisors, distributor, administrator, custodian and transfer agent.  The Board has appointed various senior individuals of certain of these service providers as officers of the Trust, with responsibility to monitor and report to the Board on the Trust’s day-to-day operations.  In conducting this oversight, the Board receives regular reports from these officers and service providers regarding the Trust’s operations.  The Board has appointed a Chief Compliance Officer who administers the Trust’s compliance program and regularly reports to the Board as to compliance matters.  Some of these reports are provided as part of formal “Board Meetings” which are typically held quarterly, in person, and involve the Board’s review of recent Trust operations.  From time to time one or more members of the Board may also meet with Trust officers in less formal settings, between formal “Board Meetings,” to discuss various topics.  In all cases, however, the role of the Board and of any individual Trustee is one of oversight and not of management of the day-to-day affairs of the Trust and its oversight role does not make the Board a guarantor of the Trust’s investments, operations or activities.

Board Leadership Structure
The Board has structured itself in a manner that it believes allows it to effectively perform its oversight function.  It has established four standing committees, an Audit Committee, a Nominating Committee, a Qualified Legal Compliance Committee (the “QLCC”) and a Valuation Committee, which are discussed in greater detail under “Board Committees,” below.  Currently, more than 75% of the members of the Board are Independent Trustees, which are Trustees that are not affiliated with the Advisor or its affiliates or any other investment advisor in the Trust, and each of the Audit Committee, Nominating Committee and QLCC are comprised entirely of Independent Trustees.  The Independent Trustees have engaged their own independent counsel to advise them on matters relating to their responsibilities in connection with the Trust.

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The Chairman of the Board is the Chief Executive Officer of the Trust and a Trustee; he is an “interested person” of the Trust, as defined by the 1940 Act, by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Trust’s “Distributor” and principal underwriter.  He is also the President and CEO of the Administrator to the Trust.  The President and Principal Executive Officer of the Trust is not a Trustee, but rather is a senior employee of the Administrator who routinely interacts with the unaffiliated investment advisors of the Trust and comprehensively manages the operational aspects of the Funds in the Trust.  The Trust has appointed George J. Rebhan as lead Independent Trustee.

The Board reviews its structure annually.  The Trust has determined that it is appropriate to separate the Principal Executive Officer and Board Chairman positions because the day-to day responsibilities of the Principal Executive Officer are not consistent with the oversight role of the Trustees and because of the potential conflict of interest that may arise from the Administrator’s duties with the Trust.  The Board has also determined that the appointment of a lead Independent Trustee, the function and composition of the Audit Committee, the Nominating Committee, and the QLCC are appropriate means to address any potential conflicts of interest that may arise from the Chairman’s status as an Interested Trustee.  Given the specific characteristics and circumstances of the Trust as described above, the Trust has determined that the Board’s leadership structure is appropriate.

Board Oversight of Risk Management
As part of its oversight function, the Board receives and reviews various risk management reports and assessments and discusses these matters with appropriate management and other personnel.  Because risk management is a broad concept comprised of many elements (such as, for example, investment risk, issuer and counterparty risk, compliance risk, operational risks, business continuity risks, etc.) the oversight of different types of risks is handled in different ways.  For example, the Audit Committee meets regularly with the Chief Compliance Officer to discuss compliance and operational risks.  The Audit Committee also meets with the Treasurer and the Trust’s independent public accounting firm to discuss, among other things, the internal control structure of the Trust’s financial reporting function.  The full Board receives reports from the Advisor and portfolio managers as to investment risks as well as other risks that may be also discussed in Audit Committee.

Information about Each Trustee’s Qualification, Experience, Attributes or Skills
The Board believes that each of the Trustees has the qualifications, experience, attributes and skills (“Trustee Attributes”) appropriate to their continued service as Trustees of the Trust in light of the Trust’s business and structure.  Each of the Trustees has substantial business and professional backgrounds that indicate they have the ability to critically review, evaluate and access information provided to them.  Certain of these business and professional experiences are set forth in detail in the table above.  In addition, the majority of the Trustees have served on boards for organizations other than the Trust, as well as having served on the Board of the Trust for a number of years.  They therefore have substantial board experience and, in their service to the Trust, have gained substantial insight as to the operation of the Trust.  The Board annually conducts a ‘self-assessment’ wherein the effectiveness of the Board and individual Trustees is reviewed.

In addition to the information provided in the table above, below is certain additional information concerning each particular Trustee and certain of their Trustee Attributes. The information provided below, and in the table above, is not all-inclusive.  Many Trustee Attributes involve intangible elements, such as intelligence, integrity, work ethic, the ability to work together, the ability to communicate effectively, the ability to exercise judgment, the ability to ask incisive questions, and commitment to shareholder interests.  In conducting its annual self-assessment, the Board has determined that the Trustees have the appropriate attributes and experience to continue to serve effectively as Trustees of the Trust.

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Sallie P. Diederich .  Ms. Diederich is experienced with financial, accounting, investment and regulatory matters through her position as an independent mutual fund management consultant.  Prior to establishing her own consulting business, Ms. Diederich gained substantial experience in mutual fund operations and accounting through senior positions at large mutual fund complexes.  Ms. Diederich is a Certified Public Accountant and serves as the Trust’s Audit Committee Financial Expert.

Donald E. O’Connor.   Mr. O’Connor has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of The Forward Funds, Inc. and his prior position as Chief of the Branch of Market Surveillance at the SEC.  Mr. O’Connor also has substantial experience in mutual fund operations through senior positions at industry trade associations, including Vice President of Operations for the Investment Company Institute covering accounting, transfer agent and custodian industry functions and Chief Operating Officer of ICI Mutual, a captive insurance company focused exclusively on the insurance needs of mutual funds, their directors, officers, and Advisors.

George J. Rebhan.   Mr. Rebhan has served on a number of mutual fund boards and is experienced with financial, accounting, investment and regulatory matters through his prior service as a trustee of E*Trade Funds and as President of the Hotchkis and Wiley mutual fund family.  Mr. Rebhan also has substantial investment experience through his former association with a registered investment advisor.

Joe D. Redwine.   Mr. Redwine has substantial mutual fund experience and is experienced with financial, accounting, investment and regulatory matters through his position as President and CEO of U.S. Bancorp Fund Services, LLC, a full service provider to mutual funds and alternative investment products.  In addition, he has extensive experience consulting with investment Advisors regarding the legal structure of mutual funds, distribution channel analysis and actual distribution of those funds.

George T. Wofford.   Mr. Wofford is experienced in financial, accounting, regulatory and investment matters through his executive experience as a Senior Vice President of Federal Home Loan Bank of San Francisco (“FHLB-SF”) where he was involved with the development of FHLB-SF’s information technology infrastructure as well as legal and regulatory financial reporting.

Board Committees

The Trust has established the following four standing committees and the membership of each committee to assist in its oversight functions, including its oversight of the risks the Trust faces: the Audit Committee, the QLCC, the Nominating Committee and the Valuation Committee.  There is no assurance, however, that the Board’s committee structure will prevent or mitigate risks in actual practice.  The Trust’s committee structure is specifically not intended or designed to prevent or mitigate each Fund’s investment risks.  Each Fund is designed for investors that are prepared to accept investment risk, including the possibility that as yet unforeseen risks may emerge in the future.

The Audit Committee is comprised of all of the Independent Trustees.  It does not include any interested Trustees.  The Audit Committee meets regularly with respect to the various series of the Trust.  The function of the Audit Committee, with respect to each series of the Trust, is to review the scope and results of the audit and any matters bearing on the audit or the Fund’s financial statements and to ensure the integrity of the Fund’s pricing and financial reporting. The Audit Committee met one time with respect to the Funds during the fiscal year ended October 31, 2010.

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The Audit Committee also serves as the QLCC for the Trust for the purpose of compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by an issuer who appear and practice before the SEC on behalf of the issuer (the “issuer attorneys”).  An issuer’s attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence of such material violation to the QLCC as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).  The QLCC meets as necessary and did not meet with respect to the Funds during the fiscal year ended October 31, 2010.

The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary.  Messrs. O’Connor, Rebhan and Wofford comprise the Nominating Committee.

The Nominating Committee will consider nominees recommended by shareholders.  Recommendations for consideration by the Nominating Committee should be sent to the President of the Trust in writing together with the appropriate biographical information concerning each such proposed Nominee, and such recommendation must comply with the notice provisions set forth in the Trust’s By-Laws.  In general, to comply with such procedures, such nominations, together with all required biographical information, must be delivered to and received by the President of the Trust at the principal executive offices of the Trust between 120 and 150 days prior to the shareholder meeting at which any such nominee would be voted on.  The Nominating Committee did not meet with respect to the Funds during the fiscal year ended October 31, 2010.

The Trust’s Board has delegated day-to-day valuation issues to a Valuation Committee that is comprised of one or more Trustees and representatives from the Administrator’s staff.  The function of the Valuation Committee is to value securities held by any series of the Trust for which current and reliable market quotations are not readily available.  Such securities are valued at their respective fair values as determined in good faith by the Valuation Committee and the actions of the Valuation Committee are subsequently reviewed and ratified by the Board.  The Valuation Committee meets as needed.  The Valuation Committee did not meet with respect to the Funds during the fiscal year ended October 31, 2010.

Trustee Ownership of Fund Shares and Other Interests

As of December 31, 2010, none of the Trustees beneficially owned shares of any ActivePassive Fund.

As of December 31, 2010, neither the Independent Trustees nor members of their immediate family, own securities beneficially or of record in the Advisor, the Distributor, or an affiliate of the Advisor or Distributor.  Accordingly, neither the Independent Trustees nor members of their immediate family, have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Distributor or any of their affiliates.  In addition, during the  two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Distributor or any affiliate thereof was a party.

Compensation

The Independent Trustees receive an annual trustee fee of $50,000 per year with no additional fee for special meetings.  The Trustees also receive reimbursement from the Trust for expenses incurred in connection with attendance at regular meetings.  This amount is allocated among each of the current series of the Trust.  The Trust has no pension or retirement plan.  Therefore, no pension or retirement benefits accrued as part of the Funds’ expenses, and there are no estimated annual benefits upon retirement.  No other entity affiliated with the Trust pays any compensation to the Trustees.

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Aggregate Compensation from the Funds(1)								Total Compensation from Fund Complex Paid to Trustees (2)
Large Cap Growth Fund		Large Cap Value Fund	Small/Mid Cap Fund	International Equity Fund	Global Bond Fund	Intermediate Taxable Bond Fund	Intermediate Municipal Bond Fund
Independent Trustees
S. Diederich(3)	$0	$0	$0	$0	$0	$0	$0	$0
M. LeRoy(4)	$1,581	$1,574	$1,566	$1,579	$1,556	$1,579	$1,572	$11,007
D. O’Connor	$1,581	$1,574	$1,566	$1,579	$1,556	$1,579	$1,572	$11,007
G. Rebhan	$1,581	$1,574	$1,566	$1,579	$1,556	$1,579	$1,572	$11,007
G. Wofford	$1,581	$1,574	$1,566	$1,579	$1,556	$1,579	$1,572	$11,007
Interested Trustee
J. Redwine	None	None	None	None	None	None	None	None
(1)	For the Funds’ fiscal year ended October 31, 2010 .
(2)
There are currently numerous series comprising the Trust.  The term “Fund Complex” refers only to the Funds and not to any other series of the Trust.  For the Funds’ fiscal year ended October 31, 2010, Independent Trustees’ fees for the Trust were $ 194,000 .

(3)	Effective January 1, 2011, Ms. Diederich was appointed to the position of Independent Trustee.
(4)	Mr. LeRoy resigned from the Trust effective November 8, 2010 .

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of any class of a Fund.  A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  For each control person listed that is a company, the jurisdiction under the laws of which the company is organized (if applicable) and the company’s parents are listed.  As of January 31, 2011, the following shareholders were considered to be either a principal shareholder or control person of the following Funds:

Global Bond Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	91.56%	Record
Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	6.81%	Record

Intermediate Municipal Bond Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	89.24%	Record

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Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	9.10%	Record

Intermediate Taxable Bond Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	90.97%	Record
Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	7.26%	Record

International Equity Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	91.26%	Record
Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	6.45%	Record

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Large Cap Growth Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC* FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	91.23%	Record
Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	6.53%	Record

Large Cap Value Fund – Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC* FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	90.88%	Record
Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	7.05%	Record

Small/Mid Cap Fund, Class A
Shareholder	Parent Company	Jurisdiction	Percent of Ownership	Type of Ownership
National Financial Services LLC FBO Customers 200 Liberty Street New York, NY 10281	Fidelity Management & Research Co.	DE	91.11%	Record
Pershing P.O. Box 2052 Jersey City, NJ 07303	N/A	N/A	6.39%	Record

Management Ownership Information. As of December 31, 2010, the Trustees and Officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of any class of the Funds.

The Advisor and Sub-Advisors

FundQuest Incorporated acts as investment advisor to the Funds pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust and the Advisor.  Subject to such policies as the Board may determine, the Advisor is ultimately responsible for investment decisions for the Funds performing oversight of the Funds’ sub-advisors as described below.  Pursuant to the terms of the Advisory Agreement, the Advisor provides the Funds with such investment advice and supervision as it deems necessary for the proper supervision of the Funds’ investments.  The Advisor also continuously monitors and maintains each Fund’s investment criteria and determines from time to time what securities may be purchased by each Fund.

FundQuest is wholly owned by Charter Atlantic Corporation, which is wholly owned by BNPP IP SA. BNPP IP SA is majority owned by BNP Paribas SA, making FundQuest an indirect subsidiary of BNP Paribas SA. BNP Paribas SA, BNPP IP SA and Charter Atlantic Corporation may be deemed to be control persons of FundQuest by reason of their ownership of more than 25% of the outstanding voting stock of the entities below each in the organizational structure.

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Sub-Advisors

C. S. McKee, L.P. (“C.S. McKee”), sub-advisor of the ActivePassive Large Cap Value Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions.  C.S. McKee is a 100% employee owned firm – Eugene M. Natali and Gregory M. Melvin are control persons by reason of their ownership of more than 25% of the outstanding voting stock of C.S. McKee.  C.S. McKee is registered as an investment advisor with the SEC.

Eagle Asset Management, Inc. (“Eagle”), sub-advisor of the ActivePassive Small/Mid Cap Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  Eagle is wholly-owned by Raymond James Financial, Inc., which is a control person of Eagle.  Eagle is registered as an investment advisor with the SEC.

Gannett Welsh & Kotler, LLC (“GWK”), sub-advisor of the ActivePassive Intermediate Municipal Bond Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  GWK is an affiliate of Affiliated Managers Group, Inc. since October 2008, and has advised individual and institutional clients since 1974.

Invesco Advisers, Inc. (“Invesco”), sub-advisor of the ActivePassive International Equity Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  Invesco has acted as an investment advisor since its organization in 1976 and is an indirect wholly owned subsidiary of Invesco, Ltd..  Invesco is registered as an investment advisor with the SEC.

Sage Advisory Services, Ltd. Co. (“Sage”), sub-advisor of the ActivePassive Intermediate Taxable Bond Fund, is responsible for the Fund’s day-to-day management, including the Fund’s investment decisions and the execution of securities transactions with respect to the Fund.  Sage is a 100% employee owned firm – Robert G. Smith and Mark C. MacQueen are control persons by reason of their ownership of more than 25% of the outstanding voting stock of Sage.  Sage is registered as an investment advisor with the SEC.

Transamerica Investment Management, LLC (“TIM”), sub-advisor of the ActivePassive Large Cap Growth Fund, is responsible for each Fund’s day-to-day management, including each Fund’s investment decisions and the execution of securities transactions with respect to the Funds.  TIM, an SEC-registered investment advisor, is wholly owned by Transamerica Investment Services, Inc. (“TISI”).  TISI’s parent, Transamerica Corporation, was acquired in 1999 by AEGON, NV, a global financial services firm, and one of the world’s 100 largest public companies.  TIM, through its parent company, has provided investment advisory services to various clients since 1967.    Effective April 1, 2011, the sub-advisory agreement with TIM will terminate.  At that time and until a new sub-advisor has been engaged, the portion of the Fund that had been actively managed by TIM will be managed by the Advisor.

The Advisory Agreement will continue in effect from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of a Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on such Advisory Agreement.  The Advisory Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by a vote of a majority of the Board, or by the Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).  The Advisory Agreement provides that the Advisor under such agreement shall not be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in the execution of portfolio transactions for the Funds, except for willful misfeasance, bad faith or negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties thereunder.

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In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive a management fee from each Fund computed daily and paid monthly based on a rate equal to a percentage of a Fund’s average daily net assets as specified in the Prospectus.  However, the Advisor may voluntarily agree to waive a portion of the fees payable to it on a month-to-month basis.

With respect to each of the Funds, the Advisor oversees the investment advisory services provided to the Funds.  Pursuant to separate sub-advisory agreements with the Advisor, and under the supervision of the Advisor and the Board, a number of sub-advisors are responsible for the day-to-day investment management of all or a discrete portion of the assets of the Funds.  Sub-advisors are selected for the Funds by the Advisor, who evaluates, quantitatively and qualitatively, a sub-advisor’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.  The sub-advisors are compensated by the Advisor from the management fees paid to the Advisor.

Subject to Board review the Advisor allocates and, when appropriate, reallocates the Funds’ assets among sub-advisors, monitors and evaluates sub-advisor performance and oversees sub-advisor compliance with the Funds’ investment objectives, policies and restrictions.  The Advisor has ultimate responsibility for the investment performance of the Funds pursuant to its responsibility to oversee the sub-advisors and recommend their hiring and/or replacement.

In addition to the fees payable to the Advisor, the Funds are responsible for their own operating expenses, including: fees and expenses incurred in connection with the issuance, registration and transfer of its shares; brokerage and commission expenses; all expenses of transfer, receipt, safekeeping, servicing and accounting for the cash, securities and other property of the Trust for the benefit of each Fund including all fees and expenses of its custodian and accounting services agent; fund administration fees and related expenses; chief compliance officer fees; interest charges on any borrowings; costs and expenses of pricing and calculating its daily NAV per share and of maintaining its books of account required under the 1940 Act, including pricing services; taxes, if any; a pro rata portion of expenditures in connection with meetings of the Funds’ shareholders and the Board that are properly payable by the Funds; compensation and fees and expenses of members of the Board who are not members of, affiliated with or interested persons of the Advisor or Administrator; insurance premiums on property or personnel of the Funds which inure to their benefit, including liability and fidelity bond insurance; the cost of preparing and printing reports, proxy statements, prospectuses and the statement of additional information of the Funds or other communications for distribution to existing shareholders; legal counsel, auditing and accounting fees; trade association membership dues (including membership dues in the Investment Company Institute allocable to the Funds); fees and expenses (including legal fees) of registering and maintaining registration of its shares for sale under federal and applicable state and foreign securities laws; all expenses of maintaining shareholder accounts, including all charges for transfer, shareholder recordkeeping, dividend disbursing, redemption, and other agents for the benefit of the Funds, if any; and all other charges and costs of their operation plus any extraordinary and non-recurring expenses.  General expenses of the Trust are allocated among all of the series of the Trust, including the Funds, in a manner proportionate to the net assets of each Fund, on a transactional basis, or on such other basis as the Board deems equitable.

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Though each Fund is responsible for its own operating expenses, the Advisor has contractually agreed to waive a portion of its management fees and/or pay Fund expenses (excluding acquired fund fees and expenses, interest, taxes and extraordinary expenses) payable to it by the Funds to the extent necessary to limit each Fund’s net annual operating expenses to the limit set forth in the Expense Table of the Prospectus (the “expense cap”), through at least February 28, 2012.  The term of the Funds’ operating expense limitation agreement is indefinite and it can only be terminated upon a vote of the Board.  Any waiver of management fees or payment of expenses made by the Advisor may be recouped by the Advisor in subsequent fiscal years if the Advisor so requests.  The Advisor is permitted to recoup fee waivers and/or expense payments made in the prior three fiscal years from the date the fees were waived and/or Fund expenses were paid.  Any such recoupment is contingent upon the subsequent review and ratification of the recouped amounts by the Board.  The Funds must pay current ordinary operating expenses before the Advisor is entitled to any recoupment of fees and/or expenses.  This recoupment may be requested by the Advisor if the aggregate amount actually paid by the Funds toward operating expenses for such fiscal year (taking into account the recoupment) does not exceed the expense cap.

In the event the operating expenses of each Fund, including all investment advisory and administration fees, but excluding acquired fund fees and expenses, brokerage commissions and fees, taxes, interest and extraordinary expenses such as litigation, for any fiscal year exceed a Fund’s expense cap, the Advisor shall waive a portion of its management fee to the extent of its share of such excess expenses.  The amount of any such waiver to be borne by the Advisor shall be deducted from the monthly management fee otherwise payable with respect to each Fund during such fiscal year; and if such amounts should exceed the monthly fee, the Advisor shall pay to each Fund its share of such excess expenses no later than the last day of the first month of the next succeeding fiscal year.

For the periods indicated below, the Funds paid the following fees to the Advisor:

Fiscal Year Ended October 31, 2010

Fund	Management Fees Accrued by Advisor	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
Large Cap Growth Fund	$143,913	$107,918	$0	$35,995
Large Cap Value Fund	$120,991	$120,475	$0	$516
Small/Mid Cap Fund	$102,028	$102,028	$0	$0
International Equity Fund	$138,075	$138,075	$0	$0
Global Bond Fund	$ 69,232	$ 69,232	$0	$0
Intermediate Taxable Bond Fund	$108,452	$108,452	$0	$0
Intermediate Municipal Bond Fund	$ 87,871	$ 87,871	$0	$0

Fiscal Year Ended October 31, 2009

Fund	Management Fees Accrued by Advisor	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
Large Cap Growth Fund	$36,654	$36,654	$0	$0
Large Cap Value Fund	$34,099	$34,099	$0	$0
Small/Mid Cap Fund	$41,291	$41,291	$0	$0
International Equity Fund	$74,521	$74,521	$0	$0
Global Bond Fund	$29,729	$29,729	$0	$0
Intermediate Taxable Bond Fund	$50,435	$50,435	$0	$0
Intermediate Municipal Bond Fund	$59,672	$59,672	$0	$0

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Fiscal Period from December 31, 2007 to October 31, 2008

Fund	Management Fees Accrued by Advisor	Management Fees Waived	Management Fees Recouped	Net Management Fee Paid to Advisor
Large Cap Growth Fund	$10,664	$10,664	$0	$0
Large Cap Value Fund	$11,434	$11,434	$0	$0
Small/Mid Cap Fund	$24,372	$24,372	$0	$0
International Equity Fund	$41,072	$41,072	$0	$0
Global Bond Fund	$11,787	$11,787	$0	$0
Intermediate Taxable Bond Fund	$19,595	$19,595	$0	$0
Intermediate Municipal Bond Fund	$24,109	$24,109	$0	$0

The Advisor pays the sub-advisors a fee out of its management fee that is based on a percentage of the average daily net assets managed by each sub-advisor.  For the periods indicated below, the following fees, as a percentage of each Fund’s average daily net assets, were paid to the sub-advisors:

Fund	Fiscal Period Ending October 31,
	2010	2009	2008
Large Cap Growth Fund	0.40%	0.40%	0.40%
Large Cap Value Fund	0.30%	0.30%	0.30%
Small/Mid Cap Fund	0.45%	0.45%	0.45%
International Equity Fund	0.60%	0.60%	0.60%
Intermediate Taxable Bond Fund	0.25%	0.25%	0.25%
Intermediate Municipal Bond Fund	0.35%	0.35%	0.35%

Portfolio Managers
Fund	Sub-Advisor	Portfolio Managers

ActivePassive Large Cap Value Fund	C.S. McKee	Gregory M. Melvin Robert A. McGee William J. Andrews Suda Vatsan Christy S. Kosakowsky

ActivePassive Small/Mid Cap Fund	Eagle	Bert L. Boksen Eric Mintz

ActivePassive Intermediate Municipal Bond Fund	GWK	Nancy Angell John Fox Martin Tourigny

ActivePassive International Equity Fund	Invesco	Clas Olsson (lead manager) Barrett Sides (lead manager) Shuxin Cao Matthew Dennis Jason Holzer

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ActivePassive Intermediate Taxable Bond Fund	Sage	Mark MacQueen Thomas Urano Robert D. Williams

ActivePassive Large Cap Growth Fund	TIM	John J. Huber (lead manager) Kirk J. Kim

Timothy Clift is the lead portfolio manager as a part of an investment team responsible for the day-to-day management of the Funds.  The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories.

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	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	101	$4.6 billion
Timothy Clift	0	$0.00	0	$0.00	101	$4.6 billion
Daphne Gu	0	$0.00	0	$0.00	101	$4.6 billion
Frank Wei	0	$0.00	0	$0.00	101	$4.6 billion
Matthew Whitbread	0	$0.00	0	$0.00	101	$4.6 billion
Sub-Advisor Portfolio Managers
C.S. McKee
William J. Andrews	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Christy S. Kosakowsky	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Robert A. McGee	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Gregory M. Melvin	3	$420,294,003	4	$51,614,131	517	$10,523,384,621
Suda Vatsan	2	$285,951,150	4	$51,614,131	517	$10,523,384,621
Eagle
Bert L. Boksen	13	$2,113,918,556	2	$68,289,105	4,080	$2,132,339,920
Eric Mintz	13	$2,113,918,556	0	$0.00	4,080	$2,132,339,920
GWK
Nancy Angell	2	$67,100,000	0	$0.00	9,963	$9,576,110,000
John Fox	2	$67,100,000	0	$0.00	9,963	$9,576,110,000
Martin Tourigny	2	$67,100,000	0	$0.00	8,634	$8,424,300,000
Invesco
Shuxin Cao	19	$13,918,200,000	2	$273,200,000	4,046	$1,867,900,000
Matthew Dennis	16	$10,697,900,000	6	$319,200,000	4,045	$1,717,600,000
Jason Holzer	18	$11,867,900,000	11	$3,350,900,000	4,046	$1,867,900,000
Clas Olsson	17	$10,885,500,000	11	$3,350,900,000	4,046	$1,867,900,000
Barrett Sides	17	$10,567,200,000	5	$432,000,000	4,046	$1,867,900,000
Sage
Mark MacQueen	0	$0.00	0	$0.00	2,255	$9,415,000,000
Thomas Urano	0	$0.00	0	$0.00	2,255	$9,415,000,000
Robert D. Williams	0	$0.00	0	$0.00	2,255	$9,415,000,000

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TIM
John J. Huber	3	$546,600,000	3	$12,600,000	29	$576,000,000
Kirk J. Kim	4	$1,027,000,000	1	$1,400,000	1	$257,900,000

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within various categories in which the management fee is based on account performance.

	Registered Investment Companies (excluding the Funds)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
FundQuest Portfolio Managers
Gregory Classen	0	$0.00	0	$0.00	0	$0.00
Timothy Clift	0	$0.00	0	$0.00	0	$0.00
Daphne Gu	0	$0.00	0	$0.00	0	$0.00
Frank Wei	0	$0.00	0	$0.00	0	$0.00
Matthew Whitbread	0	$0.00	0	$0.00	0	$0.00
Sub-Advisor Portfolio Managers
C.S. McKee
Gregory M. Melvin	1	$41,100,012	0	$0.00	1	$217,456,118
Robert A. McGee	1	$41,100,012	0	$0.00	1	$217,456,118
William J. Andrews	1	$41,100,012	0	$0.00	1	$217,456,118
Suda Vatsan	1	$41,100,012	0	$0.00	1	$217,456,118
Christy S. Kosakowsky	1	$41,100,012	0	$0.00	1	$217,456,118
Eagle
Bert L. Boksen	0	$0.00	2	$68,289,105	1	$880,113
Eric Mintz	0	$0.00	0	$0.00	1	$880,113
GWK
Nancy Angell	0	$0.00	0	$0.00	0	$0.00
John Fox	0	$0.00	0	$0.00	0	$0.00
Martin Tourigny	0	$0.00	0	$0.00	0	$0.00
Invesco
Shuxin Cao	0	$0.00	0	$0.00	0	$0.00
Matthew Dennis	0	$0.00	0	$0.00	0	$0.00
Jason Holzer	0	$0.00	0	$0.00	0	$0.00
Clas Olsson	0	$0.00	0	$0.00	0	$0.00
Barrett Sides	0	$0.00	0	$0.00	0	$0.00
Sage
Mark MacQueen	0	$0.00	0	$0.00	0	$0.00
Thomas Urano	0	$0.00	0	$0.00	0	$0.00
Robert D. Williams	0	$0.00	0	$0.00	0	$0.00
TIM
John J. Huber	0	$0.00	0	$0.00	0	$0.00
Kirk J. Kim	0	$0.00	0	$0.00	0	$0.00

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Material Conflicts of Interest.

The portfolio managers face inherent conflicts of interest in their day-to-day management of the Funds and other accounts because the Funds may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers.  For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Funds, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for a Fund.  Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Funds.  The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.

To minimize the effects of these inherent conflicts of interest, the sub-advisors have adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and ensures that all clients are treated fairly and equitably.  Additionally, some sub-advisors minimize inherent conflicts of interest by assigning the portfolio managers to accounts having similar objectives.  Accordingly, security block purchases are allocated to all accounts with similar objectives in proportionate weightings.  Furthermore, the sub-advisors have adopted Codes of Ethics under Rule 17j-1 of the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 to address potential conflicts associated with managing the Funds and any personal accounts the portfolio manager may maintain.

FundQuest —Material Conflicts of Interest.  FundQuest’s management of other accounts may result in the portfolio managers devoting unequal time and attention to the management of the Funds and/or other accounts.  In approving the Advisory Agreement, the Board was satisfied that the Advisor’s portfolio managers would be able to devote sufficient attention to the management of the Funds, and that the Advisor seeks to manage such competing interests for the time and attention of the portfolio managers.

With respect to securities transactions for the Funds, the Advisor determines which broker to use to execute each transaction consistent with its duty to seek best execution of the transaction.  If the Advisor believes that the purchase or sale of a security is in the best interest of more than one of its clients, it may aggregate the securities to be purchased or sold to obtain favorable execution and/or lower brokerage commissions. The Advisor will allocate securities so purchased or sold in the manner that it considers being equitable and consistent with its fiduciary obligations to its clients.

Besides the inherent conflicts described above, the Advisor does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm. The Advisor’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

Eagle —Material Conflicts of Interest.
When a portfolio manager has responsibility for managing more than one account, potential conflicts of interest may arise. Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.

Eagle has adopted policies and procedures designed to address these potential material conflicts. For instance, portfolio managers within Eagle are normally responsible for all accounts within a certain investment discipline, and do not, absent special circumstances, differentiate among the various accounts when allocating resources. Additionally, Eagle and its advisory affiliates utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation. The officers and employees of Eagle and accounts in which affiliated persons have an investment interest, may at times buy or sell and have positions in securities which may be those recommended for purchase or sale to investment advisory clients. In addition, Eagle and its related persons may also give advice and take action in the performance of their duties to clients, which may differ from, or be similar to the advice given, or the timing and nature of action taken, with respect to their own accounts. Eagle may combine transaction orders placed on behalf of clients, including accounts in which affiliated persons of Eagle have an investment interest. Eagle seeks to ensure that the firm and its employees do not personally benefit from the short-term market effects of recommendations to or actions for clients through personal securities policies and procedures under Eagle’s Code of Ethics.

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C.S. McKee —Material Conflicts of Interest.
The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with his or her management of the Fund’s investments, on the one hand, and the investment of the other accounts, on the other.  The other accounts may have the same investment objective of the Fund.  Therefore, a potential conflict of interest may arise as a result of identical investment objectives, whereby the portfolio managers could favor one account over another.  Another potential conflict could include the portfolio managers’ knowledge about the size, timing and possible market impact of Fund trades, whereby the portfolio manager could use this information to the advantage of other accounts and to the disadvantage of the Fund.  In addition, it is also possible that a potential conflict of interest may arise because the portfolio managers manage an account with a performance-based management fee in addition to the Fund and other accounts without a performance-based fee.  However, the sub-advisor has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

GWK —Material Conflicts of Interest.
Investment advisors who manage client portfolios on a discretionary basis have a fiduciary responsibility for clients when they execute transactions for clients.  All advisors are required to “execute securities transactions for clients in such a manner that the clients’ total cost or proceeds in each transaction is the most favorable under the circumstances.”

The investment advisor must consider the following factors:  the value of research provided, the commission rates charged, the ability to negotiate commissions, the ability to obtain volume discounts, execution capability, financial responsibility and responsiveness to the investment advisor.  Furthermore, as a fiduciary, an advisor should periodically and systematically evaluate the performance of broker-dealers executing its client’s transactions.

GWK has an obligation to obtain the “best execution” for its client(s) transactions.  “Best execution” is defined as the most favorable, quality execution possible while considering the broker’s services, research provided, commissions charged, volume discounts offered, execution capability, reliability and responsiveness of the broker/dealer.

GWK utilizes an independent third party trade-cost analysis firm and GWK periodically reviews the past performance of the exchange members, brokers or dealers with whom it has been placing orders to execute portfolio transactions in light of the factors discussed below. GWK may cease to do business with certain exchange members, brokers or dealers whose performance may not have been competitive or may demand that such persons improve their performance before receiving any further orders.

The GWK brokerage committee is responsible for ensuring that executions are done promptly and fairly.  Selection of dealers to execute transactions will be based on:

•	The reputation and financial strength of the firm;
•	The ability of the firm to handle block orders;

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•	The ability of the firm to give the best price in the market;
•	The ability of the firm to give prompt execution;
•	The accuracy of reports and confirmations provided by the firm; and
•	The type and quality of research that the firm can provide, if the designated supervisor deems that such research information is beneficial to the development of the advice given to client.

Invesco—Material Conflicts of Interest.
Invesco’s portfolio managers develop investment models which are used in conjunction with the management of certain AIM funds as well as other mutual funds for which Invesco or an affiliate acts as investment advisors, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.

•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.

•
Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction.  However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•
Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

Invesco has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Sage —Material Conflicts of Interest.
Besides the inherent conflicts described above and contained in the Sub-Advisory Agreement entered into among the Advisor, the Trust and Sage, Sage does not anticipate any conflicts of interest between management of the Funds and other funds and accounts managed by the firm.  Sage’s brokerage and trading policies ensure that no conflicts arise between transactions involving the Fund and those involving separately managed accounts.

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TIM —Material Conflicts of Interest.
TIM’s portfolio managers develop investment models which are used in conjunction with the management of certain mutual funds for which TIM acts as sub-advisors, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals.  Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account.  More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts.

•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.  TIM seeks to manage such competing interests for the time and attention of portfolio managers by having its portfolio managers focus on a particular investment strategies.  Most other substantially similar accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts.  To deal with these situations, TIM has adopted procedures it considers to be fair and equitable for allocating portfolio transactions across multiple accounts.

•
TIM determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction.  However, for certain other accounts (such as mutual funds for which TIM acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), TIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker.  In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts.  Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.

•
Finally, the appearance of a conflict of interest may arise where TIM has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

TIM has adopted certain compliance procedures which are designed to address these types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Compensation.

FundQuest Compensation. The Advisor’s portfolio managers are compensated through a combination of salary and bonus.  The Advisor pays competitive salaries that account for approximately 70% of compensation. The remaining compensation is available in the form of a bonus pool. The bonus pool is based on a combination of revenue and assets goals for the overall firm, performance of model asset allocation portfolios managed by the group and production of research and market commentaries.  The portfolio managers are compensated with a salary and bonus package. The Advisor’s portfolio managers are supported by the full research team of the Advisor.  Compensation is used to reward, attract and retain high quality investment professionals.  An investment professional such as the portfolio manager has a base salary and is eligible for an annual bonus.

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The Advisor believes consistent execution of the proprietary research process results in superior, risk-adjusted portfolio returns.  It is the quality of the investment professional’s execution of this process rather than the performance of particular securities that is evaluated in determining compensation.  Compensation likewise is not tied to performance of the Funds or separate accounts, specific industries within the funds or separate accounts or to any type of asset or revenue-related objective, other than to the extent that the overall revenues of the Advisor attributable to such factors may affect the size of the Advisor’s overall bonus pool.

Bonuses and salaries for investment professionals are determined by the Chief Executive Officer of the Advisor using tools which may include, but are not limited to, annual evaluations, compensation surveys, feedback from other employees and advice from outside counsel.  The amount of the bonus usually is shaped by the total amount of the Advisor’s bonus pool available for the year, which is generally a function of net income, but no investment professional receives a bonus that is a pre-determined percentage of net income.

The Advisor’s portfolio managers receive standard benefits commensurate with the other employees of the Advisor.  The portfolio managers do not receive deferred compensation.

Eagle Compensation.
Eagle typically compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the performance of managed funds and accounts.  Each portfolio manager is evaluated based on the composite performance of funds and accounts in each product for which the individual serves on the portfolio management team. This evaluation may afford differing weights to specific funds, accounts or products based on a portfolio manager’s contribution or responsibility to the team. This weighting process may be based on the overall size of a given fund or investment product and portfolio manager responsibility and/or contribution and may provide incentive for a portfolio manager to favor another account over the fund. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than their fund(s).

Eagle has established procedures to mitigate these conflicts, including review of performance dispersion across all firm managed accounts and policies to monitor trading and best execution for all managed accounts and funds. Eagle seeks to maintain a compensation program that is competitively positioned to attract and retain high caliber investment professionals. Investment professionals receive a base salary and deferred compensation along with a variable bonus based on revenues on accounts under management and the relative (pre-tax) performance (typically one- and three-year performance) of these accounts and various other variable forms of compensation, including stock options and an executive benefit plan. Eagle has created a compensation plan that provides its investment professionals with long-term financial incentives and encourages them to develop their careers at Eagle. Eagle’s investment professionals are compensated as follows:

•	All portfolio managers are paid industry-competitive base salaries;
•	Portfolio managers participate in a revenue-sharing program that provides incentives to build a successful investment program over the long term;
•	Additional deferred compensation plans, including restricted stock awards and stock option programs, may be provided to key investment professionals; and
•
All portfolio managers generally are eligible to receive benefits from Eagle’s parent company including a 401(k) plan, profit sharing, long-term incentive plan, employee stock option plan and employee stock purchase plan.

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C.S. McKee Compensation.
The compensation package for all C.S. McKee investment professionals takes multiple forms:

A base salary with position and geography

An incentive compensation annual contract for the value equity product is built upon four components:

•	First payment occurs when annual performance exceeds the benchmark index by 50 basis points;
•	Second payment occurs when annual performance exceeds the benchmark index by 100 basis points;
•	Third payment occurs when annual performance exceeds the benchmark index by 150 basis points; and
•	Performance is measured on one and three-year gross returns .

An ownership interest in the Limited Partnership

All portfolio managers and analysts have an equity interest in the firm together with options vesting over eight years conditioned on continued employment.

GWK Compensation.
All employees, including investment professionals, receive a base salary plus a discretionary bonus that is based on the firm’s profits.  All employees are formally evaluated by their respective manager(s).  Achieving our goals requires the combined efforts of all employees across the firm.  For this reason, bonuses are based on personal contribution and a combined team effort.

Invesco Compensation.
Invesco seeks to maintain a compensation program positioned to attract and retain high caliber investment professionals.  Portfolio managers receive a base salary, an incentive bonus opportunity, and equity compensation opportunity.  Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote good sustained fund performance.  Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation.

Each portfolio manager’s compensation consists of the following three elements:

•
Base salary.  Each portfolio manager is paid a base salary.  In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.

•
Annual bonus.  The portfolio managers are eligible to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available.  The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels.  Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e., investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

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Sub-Advisor	Performance time period1
Invesco2	One-, Three- and Five- year performance against Fund peer group.

1	Rolling time periods based on calendar year end.

2
Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all.  These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

•
Equity-based compensation.  Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Compensation Committee of Invesco’s Board of Directors.  Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

Sage Compensation.
Compensation for key decision makers is salary plus bonus based on the success of the firm in meeting its overall business and client objectives and the individual’s success in meeting their personal goals for the year.

TIM Compensation.
TIM portfolio managers, including the members of the executive team, are remunerated with a combination of base salary, performance-based bonus, and profit sharing or ownership interest.  The overall compensation structure is reviewed annually for market competitiveness as compared to its industry peers.

For purposes of determining the level of performance-based compensation, potential track records (pre-tax) are based on full years of portfolio management for TIM.  There are two weighted components taken into consideration for determining maximum incentive compensation amounts.  These total 100% and consist of an objective and subjective component as is further described below:

80% Objective — portfolio performance-based calculation:
Performance-Based Calculation: Portfolio performance-based calculation is based on relative rankings of track record and return formula criteria. The objective component will consider such items as weighting of multiple portfolio responsibilities, portfolio performance upon assignment, length of time managing portfolio, determination of appropriate client-guided benchmarks, etc., and will be determined by the TIM Compensation Committee and communicated to Portfolio Managers by the end of the first quarter of each plan year.

Track Record Ownership: Only a stated lead Portfolio Manager or co-Portfolio Manager will be eligible to use the fund or product for bonus purposes. Lead Portfolio Managers and co-Portfolio Managers, for compensation purposes, will be determined by the TIM Compensation Committee and approved by the TIM Board. Eligibility will be determined by the end of the first quarter of each plan year and communicated to the Portfolio Managers.

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Universe Determination: The TIM Compensation Committee is responsible for determining the universes to be used for evaluating the rankings for each Portfolio Manager. The universes will be determined by the end of the first quarter of each plan year and communicated to the Portfolio Managers. Rankings will include the higher of two Institutional universes and two Retail universes, each weighted at 50%.

20% Subjective — portfolio performance-based calculation:

The subjective rating will be based upon additional contributions to the firm as a whole and consistent with responsibilities identified in position descriptions. Factors taken into consideration may include, but are not limited to:

•	Sales and marketing efforts to increase the firm’s assets ;
•	Leadership efforts to promote the development and training of junior investment staff members ;
•	Accountability; Productivity; Initiative; Job Knowledge; Teamwork; Decision-Making; Work Ethic; Integrity; Adaptability; Communications; and
•	General Leadership competencies and managerial duties outside of core responsibility as determined by management.

Subjective considerations will be recommended by the portfolio manager’s supervisors and submitted to the TIM Compensation Committee for review and determination.

Key investment personnel have ownership interests in TIM and are evaluated on an annual basis to determine additional allocations of ownership interest.  Such interests entitle the owner to quarterly distribution of profits as well as certain liquidity features.  The interests effectively vest over a determined time period so as to provide a retention incentive.  This ownership feature is intended to create both stability and an entrepreneurial atmosphere at TIM.

Securities Owned in the Funds by Portfolio Managers.  As of December 31, 2010, with the exception of Timothy Clift and Matthew Whitbread, none of the portfolio managers owned any securities in the Funds.

Timothy Clift
Name of Fund	Dollar Range of Securities in the Funds Managed (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, or Over $1,000,000)
Large Cap Growth Fund	$50,001-$100,000
Large Cap Value Fund	$10,001-$50,000
Small/Mid Cap Fund	$50,001-$100,000
International Fund	$10,001-$50,000
Global Bond Fund	$10,001-$50,000
Municipal Bond Fund	$1-$10,000
Taxable Bond Fund	$1-$10,000

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Matthew Whitbread
Name of Fund	Dollar Range of Securities in the Funds Managed (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 - $1,000,000, or Over $1,000,000)
Large Cap Growth Fund	$1-$10,000
Large Cap Value Fund	$1-$10,000
Small/Mid Cap Fund	None
International Fund	None
Global Bond Fund	None
Municipal Bond Fund	None
Taxable Bond Fund	None

Service Providers

Pursuant to an administration agreement (the “Administration Agreement”) between the Trust and U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Administrator”), USBFS acts as the Funds’ administrator.  The Administrator provides certain administrative services to the Funds, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Funds’ independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Funds with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation of performance data, including NAV and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Funds, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its duties.  In this capacity, the Administrator does not have any responsibility or authority for the management of the Funds, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.  Additionally, the Administrator provides Chief Compliance Officer Services to the Trust under a separate agreement.  The cost for the Chief Compliance Officer services is allocated to the Funds by the Board.

The Administration Agreement is terminable without penalty by the Trust on behalf of the Funds or by the Administrator on 60 days’ written notice (as defined in the 1940 Act).  The Administration Agreement also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration of the Funds, except for willful misconduct, bad faith or negligence in the performance of its or their duties under the Administration Agreement.

The Funds paid the following fees to USBFS for administration services during the fiscal periods below:

	Administration Fees Paid During Fiscal Periods Ended October 31,
Fund	2010	2009	2008*
Large Cap Growth Fund	$26,594	$36,930	$29,024
Large Cap Value Fund	$24,936	$31,194	$24,537
Small/Mid Cap Fund	$26,604	$36,780	$29,159
International Equity Fund	$26,604	$36,779	$29,159
Global Bond Fund	$24,951	$31,243	$24,473
Intermediate Taxable Bond Fund	$26,629	$36,855	$29,059
Intermediate Municipal Bond Fund	$26,682	$37,055	$28,859
*  For the period from the Funds’ commencement, December 31, 2007, through October 31, 2008.

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USBFS also acts as fund accountant (“Fund Accountant”), transfer agent (“Transfer Agent”) and dividend disbursing agent under separate agreements with the Trust.

Custodian

Pursuant to a custodian agreement between the Trust and the Funds, U.S. Bank National Association, an affiliate of USBFS, serves as the custodian of the Funds’ assets (the “Custodian”), whereby the Custodian holds the Funds’ portfolio securities in safekeeping and keeps all necessary records and documents relating to its duties.  The Custodian is compensated with an asset-based fee plus transaction fees and is reimbursed for out-of-pocket expenses.  The Custodian, Distributor, Fund Accountant, Transfer Agent and Administrator are all affiliated entities under the common control of U.S. Bancorp.  The Custodian’s address is 1555 North River Center Drive, Milwaukee, Wisconsin 53212.  The Custodian does not participate in decisions relating to the purchase and sale of securities by the Funds.  The Custodian and its affiliates may participate in revenue sharing arrangements with service providers of mutual funds in which the Funds may invest.

Independent Registered Public Accounting Firm and Legal Counsel

Tait, Weller & Baker LLP, 1818 Market Street, Suite 2400, Philadelphia, Pennsylvania 19103, is the independent registered public accounting firm for the Fund whose services include auditing the Funds’ financial statements and the performance of related tax services.

Paul, Hastings, Janofsky & Walker LLP (“Paul Hastings”), 75 East 55th Street, New York, New York 10022, is counsel to the Funds and provides counsel on legal matters relating to the Funds.  Paul Hastings also serves as independent legal counsel to the Trustees.

Distribution Agreement

The Trust has entered into a Distribution Agreement (the “Distribution Agreement”) with Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202 (the “Distributor”), pursuant to which the Distributor acts as each Fund’s distributor, provides certain administration services and promotes and arranges for the sale of Fund shares.  The offering of each Fund’s shares is continuous.  The Distributor is a registered broker-dealer and member of FINRA.

The Distribution Agreement will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Funds’ outstanding voting securities and, in either case, by a majority of the Trustees who are not parties to the Distribution Agreement or “interested persons” (as defined in the 1940 Act) of any such party.  The Distribution Agreement is terminable without penalty by the Trust on behalf of the Funds on 60 days’ written notice when authorized either by a majority vote of a Fund’s shareholders or by vote of a majority of the Board, including a majority of the Trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

Distribution Plan

The Funds have adopted on behalf of each Fund’s Class A a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act under which the Class A of the Funds pay the Distributor an amount which is accrued daily and paid quarterly, at an annual rate of up to 0.25% of the average daily net assets of each Fund’s Class A.  Amounts paid under the Plan, by the Funds, are paid to the Distributor to reimburse it for costs of the services it provides and the expenses it bears in the distribution of the Funds’ Class A, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Funds’ shares to prospective investors; and preparation, printing and distribution of sales literature and advertising materials.  In addition, payments to the Distributor under the Plan reimburse the Distributor for payments it makes to selected dealers and administrators which have entered into Service Agreements with the Distributor of periodic fees for services provided to shareholders of the Funds.  The services provided by selected dealers pursuant to the Plan are primarily designed to promote the sale of shares of the Funds and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Funds in servicing such shareholders.  The services provided by the administrators pursuant to the Plan are designed to provide support services to the Funds and include establishing and maintaining shareholders’ accounts and records, processing purchase and redemption transactions, answering routine client inquiries regarding the Funds and providing other services to the Funds as may be required.

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Under the Plan, the Trustees will be furnished quarterly with information detailing the amount of expenses paid under the Plan and the purposes for which payments were made.  The Plan may be terminated at any time by vote of a majority of the Trustees of the Trust who are not interested persons.  Continuation of the Plan is considered by such Trustees no less frequently than annually.  With the exception of the Distributor in its capacity as the Funds’ principal underwriter, no interested person has or had a direct or indirect financial interest in the Plan or any related agreement.

While there is no assurance that the expenditures of Fund assets to finance distribution of shares will have the anticipated results, the Board believes there is a reasonable likelihood that one or more of such benefits will result, and because the Board is in a position to monitor the distribution expenses, it is able to determine the benefit of such expenditures in deciding whether to continue the Plan.

The following table reflects the principal types of activities for which Rule 12b-1 payments are made, including the dollar amount paid by each Fund during the fiscal year ended October 31, 2010:

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to broker-dealers	Compensation to sales personnel	Interest, carrying, or other financing charges	Other	Total
Large Cap Growth Fund	$0	$0	$0	$47,523	$0	$0	$0	$47,523
Large Cap Value Fund	$0	$0	$0	$39,755	$0	$0	$0	$39,755
Small/Mid Cap Fund	$0	$0	$0	$28,699	$0	$0	$0	$28,699
International Equity Fund	$0	$0	$0	$36,234	$0	$0	$0	$36,234
Global Bond Fund	$0	$0	$0	$21,392	$0	$0	$0	$21,392
Intermediate Taxable Bond Fund	$0	$0	$0	$41,374	$0	$0	$0	$41,374
Intermediate Municipal Bond Fund	$0	$0	$0	$29,107	$0	$0	$0	$ 29,107

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Shareholder Servicing Plan

On December 9, 2010, the Board approved the continuance of a Shareholder Servicing Plan (the “Servicing Plan”) under which the Advisor will provide, or arrange for others to provide, certain specified shareholder services.  As compensation for the provision of shareholder services, each class of shares of the Funds will pay the Advisor a monthly fee at an annual rate of 0.10% of each Fund’s average daily net assets.  The Advisor will pay certain banks, trust companies, broker-dealers and other financial intermediaries (each, a “Participating Organization”) out of the fees the Advisor receives from the Funds under the Servicing Plan to the extent that the Participating Organization performs shareholder servicing functions for the Funds’ shares owned by its customers.  The Funds paid the following shareholder servicing plan fees to the Advisor during the fiscal periods below.

	Shareholder Servicing Plan Fees Incurred During Fiscal Periods Ended October 31,
Fund	2010	2009	2008*
Large Cap Growth Fund	$12,564	$0	$0
Large Cap Value Fund	$10,369	$0	$0
Small/Mid Cap Fund	$8,194	$0	$0
International Equity Fund	$9,591	$0	$0
Global Bond Fund	$5,854	$0	$0
Intermediate Taxable Bond Fund	$11,436	$0	$0
Intermediate Municipal Bond Fund	$7,589	$0	$0
*     For the period from the Funds’ commencement, December 31, 2007, through October 31, 2008.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and sub-advisory agreements, the Advisor and sub-advisors, as applicable, determine which securities are to be purchased and sold by each Fund and which broker-dealers are eligible to execute each Fund’s portfolio transactions.  The purchases and sales of securities in the over-the-counter market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for each Fund also may be made directly from issuers or from underwriters.  Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Funds will be holding, unless better executions are available elsewhere.  Dealers and underwriters usually act as principal for their own accounts.  Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Advisor and sub-advisors will seek best execution. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities, and other factors.  The Advisor and sub-advisors consider such information, which is in addition to and not in lieu of the services required to be performed by them under their respective Agreement associated with the Fund, to be useful in varying degrees, but of indeterminable value. Portfolio transactions may be placed with broker-dealers who sell shares of the Fund subject to rules adopted by FINRA.

While it is the Advisor’s and each sub-advisor’s general policy to seek best execution first to obtain the most favorable price and execution available, in selecting a broker-dealer to execute portfolio transactions for the Fund when it is determined that more than one broker-dealer can deliver best execution, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as it is defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Advisor or sub-advisor, even if the specific services are not directly useful to the Fund and may be useful to the Advisor or sub-advisor in advising other clients.  In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Advisor or sub-advisor to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer.  The standard of reasonableness is to be measured in light of the Advisor’s or sub-advisor’s overall responsibilities to the Funds.

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Investment decisions for each Fund are made independently from those of other client accounts that may be managed or advised by the Advisor or sub-advisor.  Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts.  In such event, the position of each Fund and such client accounts in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary.  However, to the extent any of these client accounts seeks to acquire the same security as the Funds at the same time, the Funds may not be able to acquire as large a portion of such security as they desire, or they may have to pay a higher price or obtain a lower yield for such security.  Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time.  If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Advisor or sub-advisor, taking into account the respective sizes of the accounts and the amount being purchased or sold.  It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Funds are concerned.  In other cases, however, it is believed that the ability of the Funds to participate in volume transactions may produce better executions for the Funds.

The Funds will effect securities transactions in accordance with the best execution policies of the Advisor or sub-advisor, as applicable.  The Funds will not effect securities transactions through brokers for selling shares of the Funds. However, as stated above, broker-dealers who execute brokerage transactions may effect purchase of shares of the Funds for their customers.

For the period indicated below, the Funds paid the following in brokerage commissions:

	Brokerage Commissions Paid During Fiscal Periods Ended October 31,
Fund	2010	2009	2008*
Large Cap Growth Fund	$15,818	$5,394	$1,620
Large Cap Value Fund	$10,954	$4,995	$2,600
Small/Mid Cap Fund	$18,120	$9,041	$3,158
International Equity Fund	$10,139	$9,112	$10,792
Global Bond Fund	$1,231	$1,162	$531
Intermediate Taxable Bond Fund	$2,718	$1,243	$1,172
Intermediate Municipal Bond Fund	$3,129	$7,841	$1,346
*  For the period from the Funds’ commencement, December 31, 2007, through October 31, 2008.

The table below indicates the portion of the Funds’ aggregate brokerage for the fiscal year ended October 31, 2010 (from the table above) that was directed to brokers who, in addition to providing trade execution, also supplied each Fund with research, statistical and other services.

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	Dollar Value of Securities Traded	Related “Soft Dollar” Brokerage Commissions
Large Cap Growth Fund	$4,367,074	$4,521
Large Cap Value Fund	---	---
Small/Mid Cap Fund	$2,011,696	$2,348
International Equity Fund	$4,648,805	$7,709
Global Bond Fund	---	---
Intermediate Taxable Bond Fund	---	---
Intermediate Municipal Bond Fund	---	---

The following commission amounts were paid to BNP Paribas Brokerage Services Inc., an affiliated broker-dealer of the Funds:

	Amount	% of Aggregate Commissions	% of Aggregate Dollar Amounts of Transactions
International Equity Fund	$100	0.99%	0.60%

PORTFOLIO TURNOVER

Although the Funds generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Advisor or sub-advisor, investment considerations warrant such action.  Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year.  A 100% turnover rate would occur if all the securities in a Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to transaction costs and may result in a greater number of taxable transactions.  The following table provides the portfolio turnover rate for the past two fiscal years:

	Portfolio Turnover Rate During Fiscal Years Ended October 31,
Fund	2010	2009
Large Cap Growth Fund	20%	19%
Large Cap Value Fund	9%	15%
Small/Mid Cap Fund	71%	88%

International Equity Fund	16%	54%

Global Bond Fund	2%	15%
Intermediate Taxable Bond Fund	49%	40%
Intermediate Municipal Bond Fund	41%	28%

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (“Proxy Policies”) on behalf of the Trust which delegate the responsibility for voting proxies to the Advisor, subject to the Board’s continuing oversight. The Advisor, in turn, has contractually delegated proxy voting authority to each Fund’s respective sub-advisor(s) for the actively managed portions of the portfolios, with the exception of the ActivePassive Large Cap Value Fund and ActivePassive Global Bond Fund, for which the Advisor has complete proxy voting responsibility. The Proxy Policies require that the Advisor and sub-advisor vote proxies received in a manner consistent with the best interests of the Funds and their shareholders.  The Proxy Policies also require the Advisor and sub-advisor to present to the Board, at least annually, the Proxy Voting Policies and Procedures and a record of each proxy voted by the Advisor and sub-advisor on behalf of a Fund, including a report on the resolution of all proxies identified by the Advisor and sub-advisor as involving a conflict of interest.

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Each sub-advisor has adopted its own proxy voting policies and procedures, summaries of which follow this section.  The Advisor has adopted its own proxy voting policies and procedures, generally consistent with those of its proxy voting vendor, Risk Metrics Group f/k/a Institutional Shareholder Services, Inc. (“RMG”).  Accordingly, all proxies shall be submitted to RMG directly from the Custodian and available for review and vote by the Advisor’s personnel.  The Advisor will generally vote in line with RMG recommendations, but reserves the right to go against the recommendation if management deems it is in the best interest of the shareholders.

Responsibility. The responsibility for administering and overseeing the proxy voting process lies with the Chief Compliance Officer (“CCO”) and President of the Advisor.

Conflict of Interest. The Advisor’s proxy voting policies and procedures are designed to ensure that proxies are properly voted and any material conflicts are resolved in the best interest of a Fund.  If the Advisor detects a conflict of interest, it will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which the Advisor should vote on the proposal.  The proxy voting service’s or consultant’s determination will be binding on the Advisor.

Review. The Advisor’s CCO or designee will review the Advisor’s Proxy Policies and update them as necessary.

Proxy Voting Guidelines on Specific Issues.  Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the Advisory Agreement or comparable document, and other relevant facts and circumstances at the time of the vote.

The Trust is required to annually file Form N-PX, which lists the Funds’ complete proxy voting records for the 12-month period ending June 30.  The Funds’ proxy voting records are available without charge, upon request, by calling toll-free 1-877-273-8635 and on the SEC’s website at www.sec.gov.

Eagle Asset Management, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Small/Mid Cap Fund

Proxy Voting Guidelines. Generally, Eagle will vote proxies in accordance with the proxy voting guidelines (“Proxy Guidelines”) adopted as part of the Trust’s Proxy Policies. Eagle is permitted to vote a proxy based on the best interest of the fund if a proxy presents an issue that is not addressed in the Proxy Guidelines or the Proxy Guidelines provide discretion as to how to vote a proxy. Eagle should vote proxies to further the long-term economic value of the underlying securities and in the best interest of the fund and its shareholders.

The Proxy Guidelines distinguish between routine and non-routine proposals. In general, routine proposals are those proposals that do not propose to change the structure, bylaws or operations of the company to the detriment of shareholders. Examples of such proposals would include, among other things, the approval of auditors, election of director and/or officers, liability limitations for directors, and indemnification provisions for directors.

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Non-routine proposals would be those proposals more likely to affect the structure and operations of the company, which would have a greater impact on the value of the underlying security. Examples of non-routine proposals would include, among other things, decisions as to corporate restructuring, poison pill provisions, and changes in capitalization. These proposals may require special consideration by Eagle depending on whether and how they are addressed in the Proxy Guidelines.

Conflicts of Interest. The Proxy Guidelines also address procedures to be used by Eagle when there is a conflict of interest between the interests of its respective fund shareholders and those of Eagle, the fund’s principal underwriter or other affiliated persons of the fund. Upon the discovery of a conflict of interest, Eagle must consult with the Advisor to assess the extent to which there may be a material conflict of interest. After such consultation, Eagle will provide the Advisor with pertinent written information as to how and why the proxy was voted in a particular manner. In addition, Eagle will provide a quarterly report to the Board that includes information as to how each conflict was resolved.

Gannett, Welsh & Kotler, LLC
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Intermediate Municipal Bond Fund

Introduction

Gannett Welsh & Kotler, LLC (“GWK”) maintains policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of its clients.  As an investment adviser and fiduciary of client assets, GWK understands that proxy voting is an integral aspect of investment management and accordingly, proxy voting must be conducted with the same degree of prudence and loyalty accorded any fiduciary or other obligation of an investment adviser.  In voting proxies, GWK seeks to both maximize the long-term value of its clients’ assets and to cast votes that it believes to be fair and in the best interests of the affected clients.

GWK clients will either retain proxy voting authority or delegate it to GWK.  If a particular client for whom GWK has investment discretion has not explicitly delegated proxy voting authority to GWK, GWK will vote such client’s proxies.  The following is a summary of GWK’s policies and procedures that govern the voting of proxies in situations where GWK is responsible for such voting.

Proxy Voting Policies

GWK has contracted with Broadridge Financial Solutions (“Broadridge”), an independent third party service provider, to provide proxy voting services.  Broadridge in turn uses the proxy voting guidelines developed by Glass Lewis & Co.  GWK engaged Broadridge as its proxy voting agent to:

(1)	Conduct in-depth proxy research;

(2)	Process and execute all proxies received in connection with the underlying securities held by GWK’s clients in a timely manner;

(3)	Maintain appropriate records of proxy voting and provide copies of such records to GWK upon request;

(4)	Maintain a record of all proxy votes cast on behalf of GWK’s clients; and

(5)	Handle other administrative functions of proxy voting.

GWK has adopted Glass Lewis & Co.’s pre-determined proxy voting policy guidelines as its own and votes GWK’s clients’ proxies (for those clients over whom it has proxy voting authority) in accordance with those policy guidelines.  GWK reserves the right to cast votes contrary to the Glass Lewis & Co.’s proxy voting guidelines if it deems it necessary and in the best interest of its clients to do so.

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A copy of Glass Lewis & Co’s current U.S. Proxy Voting Guidelines Summary (the “Guidelines”)  can be obtained by submitting a written request to: Proxy Policy Administrator, Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, MA 02116.

GWK reserves the right to add its own guidelines in addition to Broadridge and Glass Lewis & Co.’s guidelines.  GWK may amend these Proxy Voting Policies and Procedures from time to time.

Except in instances where a GWK’s client retains proxy voting authority, GWK instructs custodians of client accounts to forward all proxy statements and materials received with respect to client accounts to Broadridge to vote the proxies.  GWK updates Broadridge’s client list on a periodic basis.

Proxy Voting Procedures

GWK is responsible for the administration of proxy voting for its clients whom GWK has proxy voting authority.  The following is a summary of the procedures that govern the voting of proxies.  GWK will ensure that it:

(1)
will vote clients’ proxies (i) if a client has delegated proxy voting authority to GWK; or (ii) if GWK has investment discretion for an account and that client has not explicitly retained proxy voting authority;

(2)	will vote all proxies in a manner that GWK believes is in the best interests of its clients as shareholders, i.e., to maximize economic value;

(3)	may determine in certain instances that it is in the best interest of one or more clients to refrain from voting a given proxy ballot;

(4)	will identify and resolve all material proxy-related conflicts of interest between itself or Broadridge and its clients in the best interests of the client;

(5)
will provide clients, upon written request, with copies of its proxy voting policy and procedures, and related reports, with such frequency as required to fulfill obligations under applicable law or as reasonably requested by clients;

(6)	will annually review proxy voting records to ensure that procedures, documentation, and reports relating to the voting of proxies are promptly and properly prepared, disseminated and retained;

(7)	will conduct a periodic review, no less often than annually of the voting records to ensure that all eligible clients’ proxies are voted in accordance with the adopted guidelines; and

(8)	will annually review the adequacy of the proxy voting policies and procedures as well as Broadridge and Glass Lewis & Co.’s guidelines to ensure the effectiveness of their implementation.

Responsibility and Oversight

GWK is responsible for administering and overseeing the proxy voting policies and procedures, including the review and approval of the adopted Glass Lewis & Co. guidelines.  GWK has delegated certain proxy voting responsibilities to Broadridge.  GWK will oversee Broadridge to ensure that it is fulfilling its obligations with respect to these policies and procedures.  Broadridge may, from time to time, refer proxy questions to GWK for instructions under various circumstances.  These circumstances may include, among others: (1) the application of the proxy voting guidelines is unclear; (2) a particular proxy question is not covered by the guidelines; or (3) the guidelines call for specific instructions on a case-by-case basis.  GWK will defer to senior management in certain situations to determine how a proxy should be voted.  In addition to addressing situations where there are material conflicts of interest, the senior management will also be responsible for annually reviewing these Proxy Voting Policies and Procedures.

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Periodically, but no less frequently than annually, GWK will monitor votes cast by Broadridge on behalf of GWK to ensure that such votes are (i) consistent with the proxy voting guidelines published by Glass Lewis & Co.; (ii) that all ballots are being delivered properly and promptly to Broadridge; and (iii) ensure that Broadridge has an updated list of accounts to ensure all votes are being cast for all GWK clients.

Senior management will meet on an as needed basis to review any material conflicts of interest or any special factors or circumstances that require the Committee’s review.  The Committee will review the issue(s) and direct Broadridge on how to vote the proxies.

Conflicts of Interest

GWK has an agreement with an independent proxy voting agent, Broadridge, and has adopted Glass Lewis & Co.’s proxy voting policies which provide pre-determined guidelines for voting proxies.  The intent of these policy guidelines is to remove discretion that GWK may have to interpret how to vote proxies in cases where GWK has a material conflict of interest.  By adhering to these pre-determined guidelines GWK may remove conflicts of interest that could affect the outcome of a vote.

Occasions may also arise where Broadridge itself may have a material conflict of interest with respect to a proxy vote that it is voting on GWK’s clients’ behalf.  In those situations, Broadridge is obligated to fully or partially abstain from voting the proxy and GWK’s senior management will provide the voting recommendation after a review of the vote(s) involved.  GWK’s Chief Compliance Officer will also become involved in any other situation, though expected to be rare, where GWK takes voting discretion from Broadridge.

In both of the preceding circumstances, GWK will work to ensure that prior to a vote being made, conflicts of interest are identified and material conflicts are properly addressed such that the proxy may be voted in the best interest of its clients.

Recordkeeping

In accordance with Rule 204-2, as amended, GWK will retain all legally required records relating to the implementation of these proxy voting policies and procedures, including:

(1)	a copy of these policies and procedures and any amendments thereto which shall be made available to clients, upon request;

(2)
a record of each vote cast and a copy of all records relating to voting proxies or that is material to making a decision on how to vote proxies, or that summarizes that decision; (all records are retained by Broadridge on an application called ProxyEdge on GWK’s behalf); and

(3)
a copy of each written request from a client for information on how GWK voted such client’s proxies, and a copy of any written response to any (written or oral) request from a client for information on how GWK voted its proxies or for any such proxy records.

Disclosure

Clients may obtain a copy of GWK’s proxy policies and procedures and information about how GWK voted proxies for securities held in their account(s) by submitting a written request to:  Proxy Policy Administrator, Gannett Welsh & Kotler, LLC, 222 Berkeley Street, 15th Floor, Boston, MA 02116.

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Invesco Advisers, Inc.
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive International Equity Fund

Invesco Proxy Voting Guidelines
(Effective as of April 28, 2009)

The following Invesco Proxy Voting Guidelines are applicable to all funds and other accounts managed by Invesco.

Introduction
Our Belief
The AIM Funds Boards of Trustees and Invesco’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco’s typical investment horizon.

Proxy voting is an integral part of Invesco’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

Proxy administration
The Invesco Proxy Committee (the “Proxy Committee”) consists of members representing Invesco’s Investments, Legal and Compliance departments. Invesco’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting. The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues.

In addition to the advice offered by these experts, Invesco uses information gathered from our own research, company managements, Invesco’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco gives proper consideration to the recommendations of a company’s Board of Directors.

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Important principles underlying the Invesco Proxy Voting Guidelines

I. Accountability
Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management. The following are specific voting issues that illustrate how Invesco applies this principle of accountability.

• Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees.

Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve. Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco’s investment thesis on a company.

• Director performance. Invesco withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.

• Auditors and Audit Committee members. Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee.

When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.

• Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.

• Classified boards. Invesco supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

• Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.

• Responsiveness. Invesco withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.

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• Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.

• Shareholder access. On business matters with potential financial consequences, Invesco votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. Incentives
Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco evaluates incentive plans.

• Executive compensation. Invesco evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.

• Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.

• Employee stock-purchase plans. Invesco supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.

• Severance agreements. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. Capitalization
Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

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IV. Mergers, Acquisitions and Other Corporate Actions
Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V. Anti-Takeover Measures
Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Shareholder Proposals on Corporate Governance
Invesco generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility
The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco’s typical investment horizon. Therefore, Invesco abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. Routine Business Matters
Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco votes against proposals to conduct other unidentified business at shareholder meetings.

Summary
These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions
In certain circumstances, Invesco may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

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Share-lending programs
One reason that some portion of Invesco’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”
Another example of a situation where Invesco may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints
An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines
Invesco retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest
A potential conflict of interest arises when Invesco votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts. Invesco reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco.

Invesco takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco may engage an independent third party to determine how the proxy should be voted; or (3) Invesco may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

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Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Funds of funds. Some AIM Funds offering diversified asset allocation within one investment vehicle own shares in other AIM Funds. A potential conflict of interest could arise if an underlying AIM Fund has a shareholder meeting with any proxy issues to be voted on, because Invesco’s asset-allocation funds or target-maturity funds may be large shareholders of the underlying fund. In order to avoid any potential for a conflict, the asset-allocation funds and target maturity funds vote their shares in the same proportion as the votes of the external shareholders of the underlying fund.

Policies and Vote Disclosure
A copy of these Guidelines and the voting record of each AIM Fund are available on our web site, www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

Sage Advisory Services Ltd. Co.
Summary of Proxy Voting Policies
Sub-Advisor to the ActivePassive Intermediate Taxable Bond Fund

Sage Advisory Services Ltd. Co. (“Sage”) is a fixed income investment manager and does not manage any client accounts with equities that would require a proxy vote.  Holders of corporate fixed income obligations, as a matter of practice, do not vote proxies at any annual or special shareholders’ meetings as do the holders of common stock.

Proxies
Sage, in limited situations, may receive a proxy to vote as a result of a client holding in fixed income corporate obligations.  These proxy votes are event driven, such as a corporate bankruptcy/reorganization; pre-packaged bankruptcy proceeding; debt exchange offers resulting from mergers, acquisitions or divestures; consents for changes in the debt’s indenture provisions or tender offers for the outstanding debt issue.  The proxies generally come in the form of a prospectus from the dealer managers, agents or trustees.  In the universe of investment grade corporate obligations, proxies are not a recurring event such as annual shareholder meetings.

Policies and Procedures
In the event a proxy is received, all clients holding the respective corporate obligation are listed and Sage verifies that we have received a proxy to vote each client’s holding.  The prospectus is reviewed and analyzed by our research department and the options are discussed at the investment committee meetings.  The review and analysis encompasses any prospective change to the issue’s credit rating as a result of the proposed indenture amendment/consent/exchange offer; change in structural seniority/subordination; cash flow; interest rate; maturity; collateral; and what is in the best interest of the client.  In addition to Sage’s internal review and analysis, the firm may review externally prepared analyses as it relates to the proposed transaction.  Unless otherwise instructed in writing by the client or client’s consultant/advisor the proxy is voted the same across the board for all accounts holding that security in a particular investment style.  This procedure avoids any conflicts of interest.  A memo for the file is prepared and kept with the results for each proxy voted along with the client holdings.  Files are maintained by proposed event containing the prospectuses received, the memo to the file and the how the client proxies were voted.

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Transamerica Investment Management, LLC
Summary of Proxy Voting Policy
Sub-Advisor to the Active Passive Large Cap Growth Fund
Revised July 14, 2008

Guidelines

Transamerica Investment Management, LLC (“TIM”) has adopted proxy voting policy guidelines (the “Guidelines”) regarding certain issues that may come before shareholders from time to time. These Guidelines provide a roadmap for arriving at voting decisions and are not meant to be exhaustive of all issues that may be raised in any or all proxy ballots.

The Committee is responsible for the ongoing review and revision of the Guidelines, with such advice, participation and research as the Committee deems appropriate from TIM portfolio managers, independent third parties or other knowledgeable interested parties. The Guidelines may be reviewed at any time upon the request of any Committee member and may be amended or deleted upon the vote of a majority of voting Committee members present at a Committee meeting for which there is a quorum.

The Committee is responsible for determining how the Guidelines will be applied to specific proxy votes, given all the facts and circumstances. With respect to any particular proxy issue, the Committee may elect to vote contrary to the Guidelines if the Committee determines that doing so is, in the Committee’s judgment, in the best interest of TIM’s clients.

Independent Third Party

TIM maintains the services of a qualified independent third party (currently RMG) to provide guidance on proxy voting issues, analyze proxy statements on behalf of the accounts TIM manages and recommend proxy votes generally in accordance with the Guidelines. TIM will consider the research provided by RMG when making voting decisions on proxy issues. TIM also receives Research Papers from Glass Lewis with respect to issuers and proxy voting recommendations. However, the final determination on voting rests with TIM.

Any requests for deviations from an RMG voting recommendation must be reported to the Compliance Department where an assessment will be made as to whether a potential or actual conflict of interest has impacted the request and whether the issue should be reported to the Committee for further consideration before the vote is made.

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Proxy Voting Committee

The Committee has responsibility for ensuring that proxy votes on behalf of TIM’s clients are made in accordance with TIM’s proxy voting policy.

The Committee has general responsibility for determining how to address proxy votes made on behalf of all TIM clients, except for clients who have retained the right to vote their own proxies, either generally or on any specific matter. In carrying out this responsibility, the Committee shall seek to ensure that proxy votes are made solely in the best interest of clients and are determined in a manner free from unwarranted or inappropriate influences. The Committee also oversees the overall administration of proxy voting for TIM accounts. The Committee may delegate day-to-day administrative responsibilities to other TIM personnel and/or outside service providers, as appropriate.

Issues will be raised to the Committee when needed and as appropriate to effectively carry out TIM’s proxy policy. If necessary, the Committee may review written materials pertinent to the vote at hand and may hear verbal opinions from relevant portfolio managers and/or analysts as needed to fully consider the investment merits of the vote.

The Committee also may review vote recommendations from RMG or any other independent third party, particularly when questions are raised by portfolio managers or analysts on possible conflicts of interest.

The Committee will document its basis for (a) any determination to vote a particular proxy in a manner contrary to the Guidelines, (b) any determination to vote a particular proxy in a non-uniform manner among TIM accounts and (c) any other material determination made by the Committee.

The Committee meets on a semi-annual and on an as-needed basis. Committee members may meet either in person or via teleconference. The Committee will consist of at least one portfolio manager, the Chief Compliance Officer and other staff members of TIM as the Committee may designate from time to time. Committee members may select designees in the event that they are unable to convene with the Committee.

Conflicts of Interest

When voting proxies, TIM must consider the interests of its clients and not its own interests. TIM recognizes that potential or actual material conflicts may arise between the interests of TIM and its clients that must be properly addressed and resolved before TIM votes. To address these concerns, the Committee identifiers conflicts of interest and resolves them in order to avoid any impropriety or the appearance of impropriety.

Identifying Conflicts of Interest

All conflicts of interest shall be brought to the Committee’s attention for resolution.  The following situations may give rise to a conflict of interest:

•	an employee has a relationship with the issuer;
•	the issuer is an AEGON or Transamerica affiliate; or
•	any matter involving a client that generates substantial revenue for TIM, any client that is also an owner of TIM, or any other issue that the Committee determines is an actual or potential conflict.

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Assessing Materiality of Conflicts of Interest and Addressing Material Conflicts of Interest

A.
The Committee will determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent it is determined that such conflict has the potential to influence TIM’s decision-making in voting the proxy. A conflict of interest shall be deemed material in the event that the issuer that is the subject of the proxy or any executive officer of that issuer has a client relationship with TIM of the type described above. All other materiality determinations will be based on an assessment of the particular facts and circumstances.

B.	If the Committee determines that a conflict of interest is not material, TIM may vote the proxies notwithstanding the existence of the conflict.

C.	If the Committee determines that a conflict of interest is material, one or more of the following methods may be used to resolve the conflict, including:

•	voting in accordance with the recommendation of RMG or another independent third party;

•	disclosing the conflict to the client and obtaining its consent before voting;

•	suggesting to the client that it engage another party to vote the proxy on its behalf;

•	in the case of a conflict of interest resulting from a particular employee's personal relationships, removing such employee from the decision-making process with respect to such proxy vote; or

•	such other method as is deemed appropriate under the circumstances, given the nature of the conflict.

The Committee will periodically review and assess RMG’s policies, procedures and practices with respect to the disclosure and handling of conflicts of interest.

The Minutes of the Committee meetings shall document the method used to resolve material conflicts of interest.

Provision of TIM’s Proxy Voting Policy
Advisors are required to disclose to clients the means by which they can obtain information from the advisor on how their securities were voted. Advisors also are required to describe their proxy voting policies and procedures to clients and upon request provide clients with a copy of those policies.

TIM will make the required disclosures in its Form ADV Part II, which is sent to all prospective clients and made available to all current clients upon request. TIM also will make available to all clients a copy of its proxy voting policy by maintaining a current version of the policy on its website at www.timllc.com. A copy of the policy will be mailed to any client at any time upon request.
Upon request from a client, the Compliance Department will coordinate with the appropriate officer of the client to provide a record of the pertinent portion of TIM’s proxy voting record.

Recordkeeping

The Compliance Department shall maintain the following records relating to proxy voting:

•	a copy of this policy;

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•	a copy of the Guidelines;

•	the Minutes of the Committee meetings relating to the identification and resolution of any conflicts of interest;

•	any documents created by TIM that were material to a proxy voting decision or that memorialized the basis for that decision; and

•
a copy of each written client request for information on how TIM voted proxies on behalf of the client, and a copy of any written response by TIM to any (written or oral) client request for information on how TIM voted proxies on behalf of the requesting client.

RMG shall maintain a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in TIM’s principal place of business. The location of all such records shall be documented in accordance with the AEGON record retention program.

In lieu of keeping copies of proxy statements, TIM may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  In order to ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust maintains a portfolio holdings disclosure policy (the “Disclosure Policy”) that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. This Disclosure Policy has been approved by the Board.  Disclosure of the Funds’ complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov.

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Pursuant to the Disclosure Policy, information about the Funds’ portfolio holdings is not distributed to any person unless:

•	The disclosure is required pursuant to a regulatory request, court order or is legally required in the context of other legal proceedings;
•
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

•
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Board, attorneys, auditors or accountants;

•	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public;
•	The disclosure is made with the approval of either the Trust’s Chief Compliance Officer (“CCO”) or his or her designee; or
•	The disclosure is made pursuant to a confidentiality agreement.

Certain of the persons listed above receive information about the Funds’ portfolio holdings on an ongoing basis.  The Funds believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Funds’ shareholders. These persons are:

•	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;
•
Rating and/or ranking organizations, specifically: Lipper; Morningstar; S&P; Bloomberg; Vickers-Stock Research Corporation; Thomson Financial; and CapitalBridge, Inc., all of which may receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

•
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Board; sub-advisors, and the Trust’s attorneys and accountants (currently, Paul Hastings and Tait, Weller & Baker LLP), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the prior written approval of either the Trust’s CCO or his or her designee, pursuant to the Disclosure Policies.

The Board exercises continuing oversight of the disclosure of a Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Disclosure Policies, Codes of Ethics and other relevant policies of the Funds and their service providers by the Trust’s CCO, (2) by considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under the 1940 Act), and (3) by considering to approve any amendment to these Disclosure Policies.  The Board reserves the right to amend the Disclosure Policies at any time without prior notice in their sole discretion.

Neither the Advisor or sub-advisors, their affiliates or employees, nor the Funds may receive compensation in connection with the disclosure of information about a Fund’s portfolio securities.  In the event of a conflict between the interests of a Fund and the interests of the applicable sub-advisors, Advisor or an affiliated person of the Advisor or sub-advisor, the Advisor’s CCO, in consultation with the Trust’s CCO, shall make a determination in the best interest of the Fund, and shall report such determination to the Advisor’s Board of Directors and to the Fund’s Board at the end of the quarter in which such determination was made.  Any employee of the Advisor who suspects a breach of this obligation must report the matter immediately to the Advisor’s CCO or to his or her supervisor.

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In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of a Fund to each of the following entities which, by explicit agreement by virtue of their respective duties to a Fund, are required to maintain the confidentiality of the information disclosed:  Fund Administrator, Fund Accountant, Custodian, Transfer Agent, applicable sub-advisors, auditors, counsel to the Funds or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities.  Portfolio holdings information not publicly available with the SEC or through the Funds’ website may only be provided to additional third parties, in accordance with the Disclosure Policies, when a Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement.

There can be no assurance that the Disclosure Policies and these procedures will protect the Funds from potential misuse of that information by individuals or entities to which it is disclosed.

DETERMINATION OF NET ASSET VALUE

The NAV of the Funds’ shares will fluctuate and is determined as of the close of trading on the New York Stock Exchange (the “NYSE”) (generally, 4:00 p.m., Eastern Time) each business day. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that it will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV per share is computed by dividing the value of the securities held by a Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in a Fund outstanding at such time.

Net Asset Value	=	NAV Per Share
Shares Outstanding

Generally, the Funds’ investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Advisor and the Trust’s Valuation Committee pursuant to procedures approved by or under the direction of the Board.  Pursuant to those procedures, the Board considers, among other things: (1) the last sale price on the securities exchange, if any, on which a security is primarily traded; (2) the mean between the bid and asked prices; (3) price quotations from an approved pricing service, and (4) other factors as necessary to determine a fair value under certain circumstances.

The Funds’ securities, including ADRs, GDRs and EDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price.

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Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above.  Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

All other assets of the Funds are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF FUND SHARES

You may purchase shares of the Funds as described in the Funds’ Prospectus.  The Funds may be purchased by investors participating in certain wrap fee or similar programs sponsored by unaffiliated investment advisors and broker-dealers in which the Advisor provides advisory services.  The public offering price of Fund shares in these programs is the NAV per share.  You may purchase shares of the Funds from selected securities brokers, dealers or financial intermediaries (collectively, “Financial Intermediaries”).  Investors should contact their Financial Intermediary directly for appropriate instructions, as well as information pertaining to accounts and any service or transaction fees that may be charged. The Funds may enter into arrangements with certain Financial Intermediaries whereby such Financial Intermediaries are authorized to accept your order on behalf of the Funds.  If you transmit your order to these Financial Intermediaries before the close of regular trading (generally, 4:00 p.m., Eastern time) on a day that the NYSE is open for business, your order will be priced at that Fund’s NAV per share next computed after it is received by the Financial Intermediary. Investors should check with their Financial Intermediary to determine if it participates in these arrangements.

The Trust reserves the right in its sole discretion (i) to suspend the continued offering of the Funds’ shares and (ii) to reject purchase orders in whole or in part when in the judgment of the Advisor or the Distributor such rejection is in the best interest of the Funds.

How to Sell Shares and Delivery of Redemption Proceeds

Fund shares can be sold any day the NYSE is open for regular trading.  Payments to shareholders for shares of the Funds redeemed directly from the Funds will be made as promptly as possible, but no later than seven days after receipt by USBFS of the written request in proper form except that the Funds may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or the NYSE is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Funds not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Funds’ shareholders.  Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for more than seven days, but only as authorized by SEC rules.

The value of shares on redemption or repurchase may be more or less than the investor’s cost, depending upon the market value of the Funds’ portfolio securities at the time of redemption or repurchase.

In-Kind Purchases and Redemptions

In addition to cash purchases, Fund shares may be purchased by tendering payment in-kind in the form of shares of stock, bonds or other securities.  Any securities used to buy Fund shares must be readily marketable, their acquisition consistent with the Fund’s objective and otherwise acceptable to the Advisor and the Board.  For further information about this form of payment, contact the Transfer Agent.  In connection with an in-kind securities payment, the Funds will require, among other things, that the securities be valued on the day of purchase in accordance with the pricing methods used by the Funds and that the Funds receive satisfactory assurances that they will have good and marketable title to the securities received by them; that the securities be in proper form for transfer to the Funds; and that adequate information be provided concerning the basis and other tax matters relating to the securities.

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The Funds do not intend to redeem shares in any form except cash.  The Trust, however, has filed a notice of election under Rule 18f-1 of the 1940 Act that allows the Funds to redeem in-kind redemption requests of a certain amount.  Specifically, if the amount you are redeeming is over the lesser of $250,000 or 1% of a Fund’s net assets, each Fund has the right to redeem your shares by giving you the amount that exceeds $250,000 or 1% of a Fund’s net assets in securities instead of cash.  The securities distributed in-kind would be readily marketable and would be valued for this purpose using the same method employed in calculating each Fund’s NAV.  If a shareholder receives redemption proceeds in-kind, the shareholder should expect to incur transaction costs upon the disposition of the securities received in the redemption.

Dealer Reallowance

The Dealer Reallowance for Class A is as follows:

Amount of Purchase	Front-End Sales Charge as % of Public Offering Price	Front-End Sales Charge as % of Net Amount Invested	Dealer Reallowance as % of Public Offering Price
Less than $25,000	5.75%	6.10%	5.75%
$25,000 but less than $50,000	5.00%	5.26%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.50%
$100,000 but less than $250,000	3.50%	3.63%	3.50%
$250,000 but less than $500,000	2.50%	2.56%	2.50%
$500,000 but less than $1,000,000	2.00%	2.04%	2.00%
$1,000,000 or more	0.00%	0.00%	0.00%

Breakpoints/Volume Discounts and Sales Charge Waivers

Please read the Funds’ Prospectus for information on breakpoints, volume discounts, and sales charge waivers, if any.

TAX MATTERS

Each series of the Trust is treated as a separate entity for federal income tax purposes.  The Funds, as series of the Trust, intend to qualify and elect to be treated as regulated investment companies under Subchapter M of the Code, provided they comply with all applicable requirements regarding the source of their income, diversification of their assets and timing of distributions.  The Funds’ policy is to distribute to their shareholders all of their investment company taxable income and any net realized long-term capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Funds will not be subject to any federal income or excise taxes.  However, the Funds can give no assurances that distributions will be sufficient to eliminate all taxes.  To avoid the nondeductible excise tax, the Funds must also distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of their ordinary income for such year, (ii) at least 98.2% of the excess of their realized capital gains over their realized capital losses for the 12-month period ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Funds paid no federal income tax.

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Net investment income generally consists of interest and dividend income, less expenses.  Net realized capital gains for a fiscal period are computed by taking into account any capital loss carryforward of a Fund.

Distributions of net investment income and net short-term capital gains are taxable to shareholders as ordinary income.  For individual shareholders, a portion of the distributions paid by a Fund may be qualified dividend income currently eligible for taxation at long-term capital gain rates to the extent a Fund reports the amount distributed as a qualifying dividend and certain holding period requirements are met.  In the case of corporate shareholders, a portion of the distributions may qualify for the intercorporate dividends-received deduction to the extent a Fund reports the amount distributed as a qualifying dividend.  The aggregate amount so reported to either individual or corporate shareholders cannot, however, exceed the aggregate amount of qualifying dividends received by a Fund for its taxable year.  In view of each Fund’s investment policies, it is expected that dividends from domestic corporations will be part of each Fund’s gross income and that, accordingly, part of the distributions by each Fund may be eligible for qualified dividend income treatment for individual shareholders, or for the dividends-received deduction for corporate shareholders.  However, the portion of each Fund’s gross income attributable to qualifying dividends is largely dependent on the Fund’s investment activities for a particular year and therefore cannot be predicted with any certainty.  Further, the dividends-received deduction may be reduced or eliminated if Fund shares held by a corporate investor are treated as debt-financed or are held for less than 46 days.

Any long-term capital gain distributions are taxable to shareholders as long-term capital gains regardless of the length of time shares have been held.  Capital gains distributions are not eligible for qualified dividend income treatment or the dividends-received deduction referred to in the previous paragraph.  Distributions of any net investment income and net realized capital gains will be taxable as described above, whether received in shares or in cash.  Shareholders who choose to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the NAV of a share on the reinvestment date.  Distributions are generally taxable when received.  However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable as if received on December 31.  Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the alternative minimum tax.

If more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  If this election is made, shareholders will be (1) required to include in their gross income their pro rata share of the Fund’s foreign source income (including any foreign income taxes paid by the Fund), and (2) entitled either to deduct their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. income tax, subject to certain limitations under the Code, including certain holding period requirements.  In this case, shareholders will be informed in writing by the Fund at the end of each calendar year regarding the availability of any credits on and the amount of foreign source income (including or excluding foreign income taxes paid by the Fund) to be included in their income tax returns.  If not more than 50% in value of a Fund’s total assets at the end of its fiscal year is invested in stock or securities of foreign corporations, the Fund will not be entitled under the Code to pass through to its shareholders their pro rata share of the foreign taxes paid by the Fund, subject to certain exceptions for qualified fund of funds structures, as described below.  In situations where the Fund is not allowed to pass through its foreign taxes to shareholders, these taxes will be taken as a deduction by the Fund.  Under recently enacted legislation, in the case of a qualified fund of funds, the fund may elect to pass through to its shareholders the pro rata share of all foreign income taxes paid by the Fund without regard to the requirement that more than 50% of the value of its total assets consist of stock or securities in foreign corporations.  For this purpose, a qualified fund of funds means a Fund at least 50% of the value of the total assets of which (at the close of each quarter of the taxable year) is represented by interests in other regulated investment companies.

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The Funds may be subject to foreign withholding taxes on dividends and interest earned with respect to securities of foreign corporations.

Redemption of Fund shares may result in recognition of a taxable gain or loss.  Any loss realized upon redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.  Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

Under the Code, the Funds will be required to report to the Internal Revenue Service all distributions of taxable income and capital gains as well as gross proceeds from the redemption of Fund shares, except in the case of exempt shareholders, which includes most corporations.  Pursuant to the backup withholding provisions of the Code, distributions of any taxable income and capital gains and proceeds from the redemption of Fund shares may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the Funds with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law.  If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.  Corporate and other exempt shareholders should provide the Funds with their taxpayer identification numbers or certify their exempt status in order to avoid possible erroneous application of backup withholding.  Backup withholding is not an additional tax and any amounts withheld may be credited against a shareholder’s ultimate federal income tax liability if proper documentation is provided.  The Funds reserve the right to refuse to open an account for any person failing to provide a certified taxpayer identification number.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. citizens or residents and U.S. domestic corporations, partnerships, trusts and estates.  Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Funds, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income.

This discussion and the related discussion in the Prospectus have been prepared by Fund management.  The information above is only a summary of some of the tax considerations generally affecting the Funds and their shareholders.  No attempt has been made to discuss individual tax consequences and this discussion should not be construed as applicable to all shareholders’ tax situations.  Investors should consult their own tax advisors to determine the suitability of the Funds and the applicability of any state, local or foreign taxation.  Paul Hastings has expressed no opinion in respect thereof.

The capital loss carryforwards at October 31, 2010, which may be carried over to offset future capital gains and expires on October 31, 2016, October 31, 2017 and October 31, 2018, were:

	Capital Loss Carryforward Expires October 31
Fund	2016	2017	2018
Large Cap Growth Fund	$54,521	$170,876	$244,982
Large Cap Value Fund	$30,526	$105,932	$0
Small/Mid Cap Fund	$0	$1,529,580	$0
International Equity Fund	$247,922	$3,406,428	$150,047

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	Capital Loss Carryforward Expires October 31
Fund	2016	2017	2018
Global Bond Fund	$0	$43,721	$0
Intermediate Taxable Bond Fund	$0	$0	$0
Intermediate Municipal Bond Fund	$0	$0	$0

Under recently enacted legislation, capital losses sustained in future taxable years will not expire and may be carried over by the Funds without limitation.

DIVIDENDS AND DISTRIBUTIONS

The Funds will generally receive income in the form of dividends and interest earned on its investments in securities.  This income, less the expenses incurred in its operations, is a Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by a Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board.  The Funds do not pay “interest” or guarantee any fixed rate of return on an investment in its shares.

The Funds also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities.  Any net gain the Funds may realize from dispositions involving investments held less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses is taxed as ordinary income.  If during any year a Fund realizes a net gain on transactions involving investments held more than the period required for long-term gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain.  After deduction of the amount of any capital loss, the balance will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time a Fund’s shares may have been held by the shareholders.  For more information concerning applicable capital gains tax rates, see your tax advisor.

Any dividend or distribution paid by a Fund reduces the Fund’s NAV per share on the date paid by the amount of the dividend or distribution per share.  Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder would represent, in substance, a partial return of capital (to the extent it is paid on the shares so purchased), even though it would be subject to income taxes.

Dividends and other distributions will be made in the form of additional shares of a Fund unless the shareholder has otherwise indicated.  Dividends will be taxable whether received in cash or in additional shares.  Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

GENERAL INFORMATION

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in the Funds.  Each share represents an interest in a Fund proportionately equal to the interest of each other share.  Upon a Fund’s liquidation, all shareholders would share pro rata in the net assets of the Fund available for distribution to shareholders.

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With respect to the Funds, the Trust may offer more than one class of shares.  The Trust has reserved the right to create and issue additional series or classes.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Currently, the Funds have only one class of shares.

The shares of each series or class participate equally in the earnings, dividends and assets of the particular series or class.  Expenses of the Trust which are not attributable to a specific series or class are allocated among all the series in a manner believed by management of the Trust to be fair and equitable.  Shares have no pre-emptive or conversion rights.  Shares when issued are fully paid and non-assessable, except as set forth below.  Shareholders are entitled to one vote for each share held. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of distribution plans for a particular class.

The Trust is not required to hold annual meetings of shareholders but will hold special meetings of shareholders of a series or class when, in the judgment of the Trustees, it is necessary or desirable to submit matters for a shareholder vote.  Shareholders have, under certain circumstances, the right to communicate with other shareholders in connection with requesting a meeting of shareholders for the purpose of removing one or more Trustees.  Shareholders also have, in certain circumstances, the right to remove one or more Trustees without a meeting.  No material amendment may be made to the Declaration of Trust without the affirmative vote of the holders of a majority of the outstanding shares of each portfolio affected by the amendment.  The Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series or class, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares of that portfolio otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements. Shares have no preemptive or conversion rights.  Shares, when issued, are fully paid and non-assessable, except as set forth below.  Any series or class may be terminated (i) upon the merger or consolidation with, or the sale or disposition of all or substantially all of its assets to, another entity, if approved by the vote of the holders of two-thirds of its outstanding shares, except that if the Board recommends such merger, consolidation or sale or disposition of assets, the approval by vote of the holders of a majority of the series’ or class’ outstanding shares will be sufficient, or (ii) by the vote of the holders of a majority of its outstanding shares, or (iii) by the Board by written notice to the series’ or class’ shareholders.  Unless each series and class is so terminated, the Trust will continue indefinitely.

The Declaration of Trust also provides that the Trust shall maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Trust itself was unable to meet its obligations.

The Declaration of Trust does not require the issuance of stock certificates.  If stock certificates are issued, they must be returned by the registered owners prior to the transfer or redemption of shares represented by such certificates.

Rule 18f-2 under the 1940 Act provides that as to any investment company which has two or more series outstanding and as to any matter required to be submitted to shareholder vote, such matter is not deemed to have been effectively acted upon unless approved by the holders of a “majority” (as defined in the Rule) of the voting securities of each series affected by the matter.  Such separate voting requirements do not apply to the election of Trustees or the ratification of the selection of accountants.  The Rule contains special provisions for cases in which an advisory contract is approved by one or more, but not all, series.  A change in investment policy may go into effect as to one or more series whose holders so approve the change even though the required vote is not obtained as to the holders of other affected series.

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CODES OF ETHICS

The Trust, the Advisor, the sub-advisors, and the Distributor have each adopted a Code of Ethics under Rule 17j-1 of the 1940 Act.  These Codes permit, subject to certain conditions, access persons of the Advisor, sub-advisors and Distributor to invest in securities that may be purchased or held by each Fund.

FINANCIAL STATEMENTS

The Annual Report for the Funds for the fiscal year ended October 31, 2010, is a separate document supplied upon request and the financial statements and accompanying notes of the independent registered public accounting firm appearing therein are incorporated by reference in this SAI.

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APPENDIX

DESCRIPTION OF BOND RATINGS

Standard & Poor’s Ratings Group. A Standard & Poor’s corporate bond rating is a current assessment of the credit worthiness of an obligor with respect to a specific obligation. This assessment of credit worthiness may take into consideration obligors, such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished to Standard & Poor’s by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform any audit in connection with the ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, unavailability of such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1.	Likelihood of default-capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation.

2.	Nature of and provisions of the obligation.

3.
Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or their arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

AAA - This is the highest rating assigned by Standard & Poor’s to a debt obligation and indicates an extremely strong capacity to pay interest and repay any principal.

AA - Debt rated AA also qualifies as high quality debt obligations. Capacity to pay interest and repay principal is very strong and in the majority of instances they differ from AAA issues only in small degree.

A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC, C - Debt rated BB, B, CCC, CC and C is regarded, on a balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation.

BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB - Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

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B - Debt rated B has greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

CCC - Debt rated CCC has a currently indefinable vulnerability to default, and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC - The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C - The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1 - The rating C1 is reserved for income bonds on which no interest is being paid.

D - Debt rated D is in payment default. It is used when interest payments or principal payments are not made on a due date even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace periods; it will also be used upon a filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-) - To provide more detailed indications of credit quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

NR - indicates that no public rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate issues.  The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards: Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as “Investment Grade” ratings) are generally regarded as eligible for bank investment. In addition, the Legal Investment Laws of various states may impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies and fiduciaries generally.

Moody’s Investors Service, Inc. A brief description of the applicable Moody’s rating symbols and their meanings follows:

Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge”. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

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Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured.

Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Some bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NOTE: Bonds within the above categories which possess the strongest investment attributes are designated by the symbol “1” following the rating.

Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C - Bonds which are rated C are the lowest rated class of bonds and issue so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch: AAA -- highest credit quality, with an exceptionally strong ability to pay interest and repay principal; AA --very high credit quality, with very strong ability to pay interest and repay principal; A -- high credit quality, considered strong as regards principal and interest protection, but may be more vulnerable to adverse changes in economic conditions and circumstances. The indicators “+” and “-” to the AA, A and BBB categories indicate the relative position of credit within those rating categories.

DESCRIPTION OF NOTE RATINGS

A Standard & Poor’s note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

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—	Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

—	Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.) Note rating symbols are as follows:

—	SP-1 Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest.

—	SP-3 Speculative capacity to pay principal and interest.

Moody’s Short-Term Loan Ratings - Moody’s ratings for state and municipal short-term obligations will be designated Moody’s Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of major importance in bond risk are of lesser importance over the short run.

Rating symbols and their meanings follow:

—
MIG 1 - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

—	MIG 2 - This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

—
MIG 3 - This designation denotes favorable quality. All security elements are accounted for but this is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

—
MIG 4 - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

Fitch Bond Rating Definitions

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Fitch Bond Rating Definitions

AAA-Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA-Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated “AAA.” Because bonds rated in the “AAA” and “AA” categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated “F-1+.”

A-Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

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PART C

ADVISORS SERIES TRUST

ActivePassive Large Cap Growth Fund	ActivePassive Global Bond Fund
ActivePassive Large Cap Value Fund	ActivePassive Intermediate Taxable Bond Fund
ActivePassive Small/Mid Cap Fund	ActivePassive Intermediate Municipal Bond Fund
ActivePassive International Equity Fund

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust dated October 3, 1996, was previously filed with the Trust’s Registration Statement on Form N-1A on December 6, 1996, and is incorporated herein by reference.

(b)
Amended and Restated By-Laws dated June 27, 2002, were previously filed with Post-Effective Amendment No. 113 to the Trust’s Registration Statement on Form N-1A on January 28, 2003, and are incorporated herein by reference.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Trust’s Agreement and Declaration of Trust and Amended and Restated By-Laws.

(d)
Investment Advisory Agreement dated December 24, 2007, between the Trust and FundQuest Incorporated was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(i)
Investment Sub-Advisory Agreement dated December 19, 2007, between A I M Advisors, Inc. and FundQuest Incorporated with respect to the ActivePassive International Equity Fund was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(ii)
Investment Sub-Advisory Agreement dated December 13, 2007, between C.S. McKee, L.P. and FundQuest Incorporated with respect to the ActivePassive Large Cap Value Fund was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(iii)
Investment Sub-Advisory Agreement dated October 27, 2009, between Eagle Asset Management, Inc. and FundQuest Incorporated with respect to the Small/Mid Cap Fund was previously filed with Post-Effective Amendment No. 306 to the Registration Statement on Form N-1A on December 30, 2009, and is incorporated herein by reference.

(iv)
Investment Sub-Advisory Agreement dated October 1, 2008, between Gannett Welsh & Kotler, LLC and FundQuest Incorporated with respect to the ActivePassive Intermediate Municipal Bond Fund was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(v)
Investment Sub-Advisory Agreement dated December 21, 2007, between Sage Advisory Services, Ltd. Co. and FundQuest Incorporated with respect to the ActivePassive Intermediate Taxable Bond Fund was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(vi)
Investment Sub-Advisory Agreement dated December 27, 2007, between Transamerica Investment Management, LLC and FundQuest Incorporated with respect to the ActivePassive Large Cap Growth Fund was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(e)
Distribution Agreement dated December 12, 2007, was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(f)	Bonus or Profit Sharing Contracts – not applicable.

(g)
Custody Agreement dated June 6, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(i)
Amendment dated December 12, 2007, to the Custody Agreement was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(ii)	Amendment dated June 28, 2010, to the Custody Agreement – filed herewith.

(h)	Other Material Contracts

(i)
Fund Administration Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 12, 2007, to the Fund Administration Servicing Agreement was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(B)	Amendment dated June 28, 2010, to the Fund Administration Servicing Agreement – filed herewith.

(ii)
Transfer Agent Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 12, 2007, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(B)
Addendum dated March 26, 2009, to the Transfer Agent Servicing Agreement was previously filed with Post-Effective Amendment No. 282 to the Trust’s Registration Statement on Form N-1A on April 21, 2009, and is incorporated herein by reference.

(C)	Amendment dated June 28, 2010, to the Transfer Agent Servicing Agreement – filed herewith.

(iii)
Fund Accounting Servicing Agreement dated June 8, 2006, was previously filed with Post-Effective Amendment No. 222 to the Trust’s Registration Statement on Form N-1A on June 28, 2006, and is incorporated herein by reference.

(A)
Amendment dated December 12, 2007, to the Fund Accounting Servicing Agreement was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(B)	Amendment dated June 28, 2010, to the Fund Accounting Servicing Agreement – filed herewith.

(iv)
Operating Expenses Limitation Agreement dated December 24, 2007, was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(A)
First Amendment dated September 26, 2008, to the Operating Expenses Limitation Agreement was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(v)	Powers of Attorney.

(A)
Power of Attorney (O’Connor, Rebhan, Redwine and Wofford) dated December 11, 2008, was previously filed with Post-Effective Amendment No. 275 to the Trust’s Registration Statement on Form N-1A on January 23, 2009, and is incorporated herein by reference.

(B)
Power of Attorney (Diederich) dated January 6, 2011, was previously filed with Post-Effective Amendment No. 340 to the Trust’s Registration Statement on Form N-1A on January 14, 2011, and is incorporated herein by reference.

(vi)	Shareholder Servicing Plan was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(i)
Legal Opinion dated December 31, 2007, was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2009, and is incorporated herein by reference.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements – not applicable.

(l)
Subscription Agreements dated February 25, 1997, were previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on Form N-1A on February 28, 1997, and are incorporated herein by reference.

(m)	Rule 12b-1 Distribution Plan was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(n)	Multiple Class (Rule 18f-3) Plan was previously filed with Post-Effective Amendment No. 280 to the Registration Statement on Form N-1A on February 27, 2008, and is incorporated herein by reference.

(o)	Reserved.

(p)	Code of Ethics

(i)
Code of Ethics for C.S. McKee, L.P. dated February 1, 2007, was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007, and is incorporated herein by reference.

(ii)	Code of Ethics for Eagle Asset Management, Inc. dated August 13, 2009 – filed herewith.

(iii)
Code of Ethics for Advisor – FundQuest Incorporated dated September 1, 2009, was previously filed with Post-Effective Amendment No. 306 to the Registration Statement on Form N-1A on December 30, 2009, and is incorporated herein by reference.

(iv)
Code of Ethics for Gannett Welsh & Kotler, LLC dated October 6, 2009, was previously filed with Post-Effective Amendment No. 306 to the Registration Statement on Form N-1A on December 30, 2009, and is incorporated herein by reference.

(v)
Code of Ethics for Invesco Advisers, Inc. dated January 1, 2009, was previously filed with Post-Effective Amendment No. 306 to the Registration Statement on Form N-1A on December 30, 2009, and is incorporated herein by reference.

(vi)
Code of Ethics for Registrant dated December 2007, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

(vii)	Code of Ethics for Sage Advisory Services, Ltd. Co. dated January 31, 2005, was previously filed with Post-Effective Amendment No. 254 to the Registration Statement on Form N-1A on December 31, 2007.

(viii)	Code of Ethics for Transamerica Investment Management, LLC dated February 18, 2010 – filed herewith.

(ix)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated September 1, 2005, was previously filed with Post-Effective Amendment No. 257 to the Trust’s Registration Statement on Form N-1A on January 28, 2008, and is incorporated herein by reference.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust, Article VI of Registrant’s Amended and Restated By-Laws and Paragraph 7 of the Distribution Agreement.

Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

Item 31.  Business and Other Connections of the Investment Adviser

With respect to the Advisor, the response to this Item is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-43579) dated September 24, 2010.  The Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to C.S. McKee, L.P. (“McKee”), sub-advisor to the ActivePassive Large Cap Value Fund, the response to this Item is incorporated by reference to McKee’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-60927), dated March 22, 2010.  McKee’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Eagle Asset Management, Inc. (“Eagle”), sub-advisor to the ActivePassive Small/Mid Cap Growth Fund, the response to this Item is incorporated by reference to Eagle’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-21343), dated November 5, 2010.  Eagle’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Gannett, Welsh & Kotler, LLC (“GWK”), sub-advisor to the ActivePassive Intermediate Municipal Bond Fund, the response to this Item is incorporated by reference to GWK’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-61559), dated March 25, 2010.  GWK’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Invesco Advisers, Inc. (“Invesco”), sub-advisor to the ActivePassive International Equity Fund, the response to this Item is incorporated by reference to Invesco’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-33949), dated February 8, 2011.  Invesco’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Sage Advisory Services, Ltd. Co. (“Sage”), sub-advisor to the ActivePassive Intermediate Taxable Bond Fund, the response to this Item is incorporated by reference to Sage’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-52937), dated March 17, 2010.  Sage’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

With respect to Transamerica Investment Management, LLC (“TIM”), sub-advisor to the ActivePassive Large Cap Growth Fund, the response to this Item is incorporated by reference to TIM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-57089), dated October 22, 2010.  TIM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	Chairman, Trustee and Chief Executive Officer
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana 46250.

(c)	Not applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	FundQuest Incorporated One Winthrop Square Boston, MA 02110
C.S. McKee, L.P. (sub-advisor)	C.S. McKee, L.P. One Gateway Center, 8th Floor Pittsburgh, PA 15222
Eagle Asset Management, Inc. (sub-advisor)	Eagle Asset Management, Inc. 880 Carillon Parkway St. Petersburg, FL 33716
Gannett Welsh & Kotler LLC (sub-advisor)	Gannett Welsh & Kotler LLC 222 Berkeley Street, 15th Floor Boston, MA 02116
Invesco Advisers, Inc. (sub-advisor)	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Sage Advisory Services, Ltd. Co. (sub-advisor)	Sage Advisory Services, Ltd. Co. 5900 Southwest Parkway Building 1, Suite 100 Austin, TX 78735
Transamerica Investment Management, LLC (sub-advisor)	Transamerica Investment Management, LLC 11111 Santa Monica Blvd, Suite 820 Los Angeles, CA 90025
Registrant’s Distributor	Quasar Distributors, LLC 615 East Michigan Street, 4th Floor Milwaukee, WI 53202

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that this Post-Effective Amendment No. 350 to its Registration Statement meets all the requirements for effectiveness pursuant to Rule 485(b) of the Securities Act, and the Registrant has duly caused this Post-Effective Amendment No. 350 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 28th day of February, 2011.

Advisors Series Trust

By:	/s/Douglas G. Hess
Douglas G. Hess
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 350 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Sallie P. Diederich*	Trustee	February 28, 2011
Sallie P. Diederich

Donald E. O’Connor*	Trustee	February 28, 2011
Donald E. O’Connor

George Rebhan*	Trustee	February 28, 2011
George Rebhan

George T. Wofford*	Trustee	February 28, 2011
George T. Wofford

Joe D. Redwine*	Chairman, Trustee and Chief	February 28, 2011
Joe D. Redwine	Executive Officer

/s/ Cheryl L. King	Treasurer and Principal	February 28, 2011
Cheryl L. King	Financial Officer

/s/ Douglas G. Hess	President and Principal	February 28, 2011
Douglas G. Hess	Executive Officer

*By: /s/ Douglas G. Hess		February 28, 2011
Douglas G. Hess Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Amendment to the Custody Agreement	EX.99.g.ii
Amendment to the Fund Administration Servicing Agreement	EX.99.h.i.B
Amendment to the Transfer Agent Servicing Agreement	EX.99.h.ii.C
Amendment to the Fund Accounting Servicing Agreement	EX.99.h.iii.B
Consent of Independent Registered Public Accounting Firm	EX.99.j
Code of Ethics (Eagle Asset Management)	EX.99.p.ii
Code of Ethics (TIM)	EX.99.p.viii